UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Health Care - 17.9%
Biotechnology - 1.8%
Amgen, Inc.	235,500	$13,637,805
Gilead Sciences, Inc. (a)	359,200	14,314,120

		27,951,925

Health Care Providers & Services - 5.2%
Aetna, Inc.	135,900	5,683,338
Health Net, Inc. (a)	305,800	9,522,612
UnitedHealth Group, Inc.	631,200	30,783,624
WellPoint, Inc.	462,400	32,622,320

		78,611,894

Pharmaceuticals - 10.9%
AstraZeneca PLC (Sponsored ADR)	550,700	25,321,186
Johnson & Johnson	760,700	49,232,504
Merck & Co., Inc.	835,500	29,869,125
Pfizer, Inc.	3,082,200	61,859,754

		166,282,569

		272,846,388

Consumer Discretionary - 15.2%
Auto Components - 1.5%
Lear Corp.	287,800	12,067,454
TRW Automotive Holdings Corp. (a)	344,900	11,264,434

		23,331,888

Automobiles - 1.8%
Ford Motor Co. (a)	781,400	8,282,840
General Motors Co. (a)	873,700	18,601,073

		26,883,913

Household Durables - 0.6%
Newell Rubbermaid, Inc.	287,760	4,402,728
NVR, Inc. (a)	7,400	4,956,890

		9,359,618

Media - 7.2%
CBS Corp.-Class B	435,800	11,348,232
Comcast Corp.-Class A	890,600	20,189,902
DIRECTV (a)	250,400	11,823,888
Gannett Co., Inc.	1,062,970	11,543,854
Interpublic Group of Cos., Inc. (The)	595,900	5,589,542
McGraw-Hill Cos., Inc. (The)	185,400	7,916,580
News Corp.-Class A	569,100	9,925,104
Time Warner Cable, Inc.-Class A	237,600	14,370,048
Viacom, Inc.-Class B	379,400	16,981,944

		109,689,094

Multiline Retail - 1.6%
Big Lots, Inc. (a)	229,900	9,221,289
Macy’s, Inc.	331,500	10,717,395
Target Corp.	87,000	4,584,900

		24,523,584

Company	Shares	U.S. $ Value
Specialty Retail - 2.5%
GameStop Corp.-Class A (a)	267,700	6,189,224
Home Depot, Inc. (The)	120,200	4,714,244
Limited Brands, Inc.	232,500	9,841,725
Lowe’s Cos., Inc.	733,600	17,613,736

		38,358,929

		232,147,026

Energy - 13.5%
Energy Equipment & Services - 0.9%
Transocean Ltd./Switzerland	309,500	13,262,075

Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	105,800	8,598,366
BP PLC (Sponsored ADR)	598,800	26,077,740
Chevron Corp.	379,500	39,020,190
ConocoPhillips	570,100	40,659,532
Devon Energy Corp.	277,500	18,165,150
Exxon Mobil Corp.	214,700	17,270,468
Marathon Oil Corp.	773,300	21,621,468
Marathon Petroleum Corp.	515,391	17,208,906
Valero Energy Corp.	186,900	4,162,263

		192,784,083

		206,046,158

Financials - 12.7%
Capital Markets - 0.4%
Legg Mason, Inc.	224,900	5,966,597

Commercial Banks - 2.3%
CIT Group, Inc. (a)	127,300	4,310,378
Regions Financial Corp.	403,000	1,656,330
Wells Fargo & Co.	1,136,500	29,389,890

		35,356,598

Diversified Financial Services - 6.5%
Bank of America Corp.	1,148,400	6,247,296
Citigroup, Inc.	1,498,300	41,173,284
JPMorgan Chase & Co.	1,309,000	40,539,730
Moody’s Corp.	342,100	11,874,291

		99,834,601

Insurance - 3.5%
ACE Ltd.	191,800	13,335,854
Berkshire Hathaway, Inc. (a)	118,500	9,333,060
Chubb Corp. (The)	91,100	6,143,784
Travelers Cos., Inc. (The)	395,800	22,263,750
XL Group PLC	96,500	1,989,830

		53,066,278

		194,224,074

Information Technology - 11.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,358,700	25,326,168
Motorola Solutions, Inc.	93,100	4,344,977

		29,671,145

Company	Shares	U.S. $ Value
Computers & Peripherals - 2.9%
Dell, Inc. (a)	361,600	5,698,816
Hewlett-Packard Co.	1,295,100	36,198,045
Seagate Technology PLC	105,785	1,808,924

		43,705,785

Electronic Equipment, Instruments & Components - 1.1%
Corning, Inc.	1,226,700	16,278,309

IT Services - 0.6%
Visa, Inc.-Class A	90,300	8,756,391

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Semiconductor Engineering, Inc. (ADR)	1,054,358	4,744,611
Applied Materials, Inc.	1,355,400	14,611,212
Intel Corp.	1,040,000	25,906,400
Lam Research Corp. (a)	271,600	11,073,132
Micron Technology, Inc. (a)	2,369,100	14,190,909

		70,526,264

		168,937,894

Consumer Staples - 8.8%
Beverages - 0.9%
Constellation Brands, Inc.-Class A (a)	692,300	13,479,081

Food & Staples Retailing - 1.3%
Kroger Co. (The)	714,400	16,559,792
Safeway, Inc.	129,600	2,592,000

		19,151,792

Food Products - 1.6%
ConAgra Foods, Inc.	346,500	8,752,590
Tyson Foods, Inc.-Class A	781,000	15,729,340

		24,481,930

Household Products - 1.8%
Procter & Gamble Co. (The)	422,300	27,267,911

Tobacco - 3.2%
Altria Group, Inc.	750,700	21,537,583
Lorillard, Inc.	180,500	20,147,410
Philip Morris International, Inc.	40,700	3,102,968
Reynolds American, Inc.	114,100	4,776,226

		49,564,187

		133,944,901

Industrials - 6.9%
Aerospace & Defense - 1.4%
General Dynamics Corp.	73,400	4,848,804
Northrop Grumman Corp.	279,700	15,962,479

		20,811,283

Airlines - 0.8%
Delta Air Lines, Inc. (a)	1,476,300	11,987,556

Industrial Conglomerates - 3.7%
General Electric Co.	2,662,700	42,363,557

Company	Shares	U.S. $ Value
Tyco International Ltd.	285,800	13,706,968

		56,070,525

Machinery - 1.0%
Ingersoll-Rand PLC	276,300	9,151,056
Parker Hannifin Corp.	83,500	6,912,130

		16,063,186

		104,932,550

Utilities - 6.0%
Electric Utilities - 1.6%
Edison International	99,500	3,911,345
Great Plains Energy, Inc.	400,100	8,418,104
NV Energy, Inc.	758,000	11,627,720

		23,957,169

Gas Utilities - 0.9%
Atmos Energy Corp.	273,400	9,353,014
UGI Corp.	176,917	5,300,433

		14,653,447

Multi-Utilities - 3.5%
CenterPoint Energy, Inc.	490,800	9,766,920
CMS Energy Corp.	641,400	13,418,088
DTE Energy Co.	340,200	17,911,530
NiSource, Inc.	426,400	9,768,824
Public Service Enterprise Group, Inc.	81,100	2,671,434

		53,536,796

		92,147,412

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	960,300	27,829,494
CenturyLink, Inc.	731,100	27,430,872

		55,260,366

Materials - 1.7%
Chemicals - 1.7%
Dow Chemical Co. (The)	294,100	8,149,511
LyondellBasell Industries NV	520,000	16,988,400

		25,137,911

Total Common Stocks (cost $1,448,089,332)		1,485,624,680

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(b) (cost $28,418,772)	28,418,772	28,418,772

U.S. $ Value
Total Investments - 99.3% (cost $1,476,508,104) (c)	1,514,043,452
Other assets less liabilities - 0.7%	10,562,951

Net Assets - 100.0%	$1,524,606,403

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,348,371 and gross unrealized depreciation of investments was $(81,813,023), resulting in net unrealized appreciation of $37,535,348.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,485,624,680		$	– 0	–	$	– 0	–	$1,485,624,680
Short-Term Investments	28,418,772			– 0	–		– 0	–	28,418,772

Total Investments in Securities	1,514,043,452			– 0	–		– 0	–	1,514,043,452
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,514,043,452		$	– 0	–	$	– 0	–	$1,514,043,452

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.7%
Information Technology - 31.9%
Communications Equipment - 4.0%
QUALCOMM, Inc.	988,460	$54,167,608
Riverbed Technology, Inc. (a)	244,634	6,360,484

		60,528,092

Computers & Peripherals - 9.6%
Apple, Inc. (a)	295,040	112,764,288
EMC Corp./Massachusetts (a)	1,460,107	33,597,062

		146,361,350

Internet Software & Services - 4.9%
Google, Inc.-Class A (a)	124,440	74,588,092

IT Services - 2.3%
Accenture PLC	371,351	21,512,363
Visa, Inc.-Class A	138,100	13,391,557

		34,903,920

Semiconductors & Semiconductor Equipment - 4.1%
ARM Holdings PLC (Sponsored ADR)	107,610	3,042,135
Broadcom Corp.-Class A (a)	982,227	29,805,678
Marvell Technology Group Ltd. (a)	2,020,481	28,529,192

		61,377,005

Software - 7.0%
Citrix Systems, Inc. (a)	412,840	29,472,648
Intuit, Inc.	527,370	28,077,179
Oracle Corp.	1,556,870	48,807,874

		106,357,701

		484,116,160

Consumer Discretionary - 15.2%
Auto Components - 2.6%
BorgWarner, Inc. (a)	313,422	20,660,778
Johnson Controls, Inc.	596,670	18,783,172

		39,443,950

Automobiles - 0.8%
Harley-Davidson, Inc.	316,267	11,629,138

Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. (a)	151,350	7,069,559
Starbucks Corp.	638,830	27,776,328

		34,845,887

Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	159,350	30,641,412

Media - 4.3%
Comcast Corp.-Class A	1,330,870	30,170,823
Walt Disney Co. (The)	973,900	34,914,315

		65,085,138

Company	Shares	U.S. $ Value
Multiline Retail - 0.6%
Dollar General Corp. (a)	232,164	9,418,893

Specialty Retail - 1.3%
Limited Brands, Inc.	470,819	19,929,768

Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	115,480	7,839,937
VF Corp.	88,671	12,297,781

		20,137,718

		231,131,904

Industrials - 12.6%
Aerospace & Defense - 3.6%
Boeing Co. (The)	307,310	21,109,124
Goodrich Corp.	29,725	3,626,747
Precision Castparts Corp.	178,540	29,414,465

		54,150,336

Air Freight & Logistics - 3.0%
United Parcel Service, Inc.-Class B	639,635	45,893,811

Electrical Equipment - 1.3%
Rockwell Automation, Inc.	269,494	20,220,135

Industrial Conglomerates - 3.1%
Danaher Corp.	959,489	46,420,078

Machinery - 1.6%
Flowserve Corp.	233,034	23,948,904

		190,633,264

Energy - 11.5%
Energy Equipment & Services - 5.3%
FMC Technologies, Inc. (a)	492,100	25,766,356
Schlumberger, Ltd.	723,405	54,494,099

		80,260,455

Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.	312,650	25,409,065
EOG Resources, Inc.	320,805	33,280,311
Noble Energy, Inc.	370,218	36,425,749

		95,115,125

		175,375,580

Health Care - 8.5%
Biotechnology - 1.8%
Celgene Corp. (a)	230,898	14,565,046
Gilead Sciences, Inc. (a)	328,235	13,080,165

		27,645,211

Health Care Equipment & Supplies - 1.8%
Covidien PLC	606,190	27,611,954

Health Care Providers & Services - 1.5%
Express Scripts, Inc.-Class A (a)	505,225	23,063,521

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	183,730	5,111,369

Pharmaceuticals - 3.1%
Allergan, Inc./United States	390,650	32,705,218
Perrigo Co.	137,560	13,467,124

		46,172,342

		129,604,397

Financials - 6.8%
Capital Markets - 2.4%
Blackstone Group LP	1,704,963	23,409,142
Goldman Sachs Group, Inc. (The)	140,250	13,444,365

		36,853,507

Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	1,036,120	32,088,637

Insurance - 1.2%
MetLife, Inc.	554,500	17,455,660

Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	968,940	16,287,881

		102,685,685

Materials - 5.0%
Chemicals - 5.0%
Dow Chemical Co. (The)	661,240	18,322,960
Monsanto Co.	532,087	39,081,790
Potash Corp. of Saskatchewan, Inc.	416,290	18,042,009

		75,446,759

Consumer Staples - 4.2%
Beverages - 1.1%
PepsiCo, Inc./NC	257,900	16,505,600

Food Products - 2.3%
General Mills, Inc.	770,740	30,791,063
Green Mountain Coffee Roasters, Inc. (a)(b)	71,300	3,738,259

		34,529,322

Household Products - 0.3%
Procter & Gamble Co. (The)	74,160	4,788,511

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	62,640	7,390,267

		63,213,700

Total Common Stocks (cost $1,242,553,594)		1,452,207,449

SHORT-TERM INVESTMENTS - 4.6%
Investment Companies - 4.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(c) (cost $69,940,561)	69,940,561	69,940,561

		U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $1,312,494,155)		1,522,148,010

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AllianceBernstein Exchange Reserves-Class I, 0.15%(c) (cost $1,660,000)	1,660,000	1,660,000

Total Investments - 100.4% (cost $1,314,154,155)(d)		1,523,808,010
Other assets less liabilities - (0.4)%		(6,181,177)

Net Assets – 100.0%		$1,517,626,833

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $248,790,758 and gross unrealized depreciation of investments was $(39,136,903), resulting in net unrealized appreciation of $209,653,855.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,452,207,449		$	– 0	–	$	– 0	–	$1,452,207,449
Short-Term Investments	69,940,561			– 0	–		– 0	–	69,940,561
Investments of Cash Collateral for Securities Loaned	1,660,000			– 0	–		– 0	–	1,660,000

Total Investments in Securities	1,523,808,010			– 0	–		– 0	–	1,523,808,010
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,523,808,010		$	– 0	–	$	– 0	–	$1,523,808,010

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 67.4%
Energy - 24.1%
Coal & Consumable Fuels - 0.3%
Banpu PCL	133,900	$2,409,994

Integrated Oil & Gas - 17.1%
BG Group PLC	299,120	6,415,775
BP PLC	2,058,820	14,910,707
Chevron Corp.	101,980	10,485,584
China Petroleum & Chemical Corp.-Class H	5,242,000	5,550,422
ConocoPhillips	67,110	4,786,285
Exxon Mobil Corp.	355,020	28,557,809
Gazprom OAO (Sponsored ADR)	773,030	8,889,845
LUKOIL OAO (London) (Sponsored ADR)	70,850	3,982,479
Petroleo Brasileiro SA (ADR)	299,530	8,084,315
Petroleo Brasileiro SA (Sponsored ADR)	101,228	2,537,786
PTT PCL	240,200	2,358,075
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	381,800	13,335,678
Royal Dutch Shell PLC-Class B	150,950	5,439,418
Suncor Energy, Inc. (Toronto)	231,670	6,977,697
Total SA	88,040	4,542,205

		126,854,080

Oil & Gas Drilling - 0.9%
Seadrill Ltd. (a)	117,890	4,112,003
Transocean Ltd./Switzerland	61,760	2,646,416

		6,758,419

Oil & Gas Equipment & Services - 0.6%
Schlumberger, Ltd.	53,770	4,050,494

Oil & Gas Exploration & Production - 4.7%
Anadarko Petroleum Corp.	87,950	7,147,697
Devon Energy Corp.	76,200	4,988,052
EOG Resources, Inc.	44,890	4,656,889
Nexen, Inc. (Toronto)	154,800	2,578,609
Noble Energy, Inc.	37,590	3,698,480
Occidental Petroleum Corp.	83,120	8,220,568
Penn West Petroleum Ltd.	115,400	2,118,033
Stone Energy Corp. (b)	55,470	1,569,246

		34,977,574

Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	116,580	3,892,606

		178,943,167

Equity:Other - 12.4%
Diversified/Specialty - 10.6%
American Assets Trust, Inc.	12,400	255,936
American Tower Corp.-Class A (b)	21,130	1,246,670
BioMed Realty Trust, Inc.	194,358	3,461,516
British Land Co. PLC	614,973	4,800,276
Canadian Real Estate Investment Trust	6,860	242,802
Dexus Property Group	2,828,700	2,558,951
Digital Realty Trust, Inc. (a)	99,050	6,289,675
Dundee Real Estate Investment Trust	96,356	3,088,267
Forest City Enterprises, Inc. (b)	104,309	1,266,311

Company	Shares	U.S. $ Value
Hysan Development Co., Ltd.	545,366	1,741,105
Kerry Properties Ltd.	625,191	2,173,015
Land Securities Group PLC	2,744	29,674
Lend Lease Group	145,352	1,119,525
Mitsubishi Estate Co., Ltd.	234,000	3,906,225
Mitsui Fudosan Co., Ltd.	541,000	8,774,121
Overseas Union Enterprise Ltd. (a)	88,000	140,357
Rayonier, Inc.	39,600	1,609,344
Soho China Ltd.	5,284,500	3,596,244
Sumitomo Realty & Development Co., Ltd.	121,000	2,400,080
Sun Hung Kai Properties Ltd.	740,600	9,158,901
Telecity Group PLC (b)	332,205	3,193,965
Tokyu Land Corp.	290,000	1,135,822
Unibail-Rodamco SE	50,227	9,362,925
UOL Group Ltd.	654,000	2,197,754
Weyerhaeuser Co.	71,720	1,204,179
Wharf Holdings Ltd.	612,000	2,983,103
Wheelock & Co., Ltd.	351,000	937,429

		78,874,172

Health Care - 1.4%
Health Care REIT, Inc. (a)	83,223	4,175,298
Ventas, Inc.	114,200	6,025,192

		10,200,490

Triple Net - 0.4%
Entertainment Properties Trust	58,000	2,592,600

		91,667,262

Materials - 10.3%
Diversified Metals & Mining - 3.7%
Anglo American PLC	140,200	5,352,412
BHP Billiton Ltd.	171,000	6,406,802
Exxaro Resources Ltd.	86,740	1,935,871
Freeport-McMoRan Copper & Gold, Inc.	101,100	4,003,560
Mitsubishi Materials Corp.	54,000	151,973
Rio Tinto Ltd.	18,600	1,266,564
Rio Tinto PLC	164,810	8,676,527

		27,793,709

Fertilizers & Agricultural Chemicals - 1.3%
Agrium, Inc. (Toronto)	51,130	3,588,800
Monsanto Co.	57,800	4,245,410
Potash Corp. of Saskatchewan, Inc.	40,610	1,760,038

		9,594,248

Gold - 2.1%
Goldcorp, Inc.	104,440	5,626,725
IAMGOLD Corp.	182,670	3,692,980
Kinross Gold Corp.	285,150	4,014,661
New Gold, Inc. (b)	148,600	1,663,819
Real Gold Mining Ltd. (c)(d)	686,500	259,887

		15,258,072

Paper Products - 0.2%
Mondi PLC (e)	239,800	1,729,564

Company	Shares	U.S. $ Value
Specialty Chemicals - 0.8%
Koninklijke DSM NV	55,190	2,687,630
LyondellBasell Industries NV	92,630	3,026,222

		5,713,852

Steel - 2.2%
Commercial Metals Co.	207,210	2,896,796
JFE Holdings, Inc.	151,100	2,781,299
OneSteel Ltd.	1,967,363	1,764,042
ThyssenKrupp AG	107,430	2,774,907
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	275,190	6,018,405

		16,235,449

		76,324,894

Retail - 7.2%
Regional Mall - 4.8%
CapitaMall Trust	1,684,000	2,331,084
CFS Retail Property Trust	1,641,000	3,171,367
General Growth Properties, Inc.	313,760	4,417,741
Glimcher Realty Trust	389,865	3,391,825
Macerich Co. (The)	59,830	2,997,483
Multiplan Empreendimentos Imobiliarios SA	86,505	1,731,679
Simon Property Group, Inc.	109,542	13,620,452
Westfield Group	448,967	3,877,671

		35,539,302

Shopping Center/Other Retail - 2.4%
Corio NV	23,710	1,057,286
Excel Trust, Inc.	128,200	1,408,918
Hammerson PLC	571,470	3,523,676
Klepierre	64,702	1,878,552
Link REIT (The)	1,327,312	4,772,624
RioCan Real Estate Investment Trust (New York) (f)	132,100	3,303,957
RioCan Real Estate Investment Trust (Toronto)	220	5,503
Tanger Factory Outlet Centers	69,200	1,961,820

		17,912,336

		53,451,638

Residential - 5.3%
Multi-Family - 2.8%
BRE Properties, Inc.	49,690	2,417,915
Camden Property Trust	30,960	1,787,321
Colonial Properties Trust	17,671	350,593
Essex Property Trust, Inc.	22,314	2,964,415
GSW Immobilien AG (b)	79,480	2,542,761
Mid-America Apartment Communities, Inc.	30,568	1,752,158
PDG Realty SA Empreendimentos e Participacoes	151,100	561,502
Post Properties, Inc.	69,350	2,773,306
Rossi Residencial SA	365,600	2,015,667
Stockland	1,106,645	3,966,837

		21,132,475

Self Storage - 2.1%
Big Yellow Group PLC	729,150	2,933,730
Extra Space Storage, Inc.	124,837	3,008,572

Company	Shares	U.S. $ Value
Public Storage	47,577	6,275,406
Sovran Self Storage, Inc.	73,692	3,068,535

		15,286,243

Student Housing - 0.4%
American Campus Communities, Inc.	78,960	3,106,286

		39,525,004

Office - 3.7%
Office - 3.7%
Boston Properties, Inc.	55,783	5,320,583
Castellum AB	214,644	2,684,581
Cominar Real Estate Investment Trust	98,593	2,173,019
Douglas Emmett, Inc.	226,668	4,075,491
Duke Realty Corp.	299,850	3,478,260
Great Portland Estates PLC	476,500	2,644,749
Hongkong Land Holdings Ltd.	287,000	1,335,451
Hufvudstaden AB-Class A	57,516	578,506
Kilroy Realty Corp.	82,259	2,968,727
SL Green Realty Corp.	37,057	2,439,833

		27,699,200

Lodging - 2.1%
Lodging - 2.1%
Ashford Hospitality Trust, Inc.	355,028	2,826,023
Great Eagle Holdings Ltd.	779,000	1,585,017
Host Hotels & Resorts, Inc.	36,990	523,408
InnVest Real Estate Investment Trust	274,266	1,158,965
Intercontinental Hotels Group PLC	196,800	3,421,698
LaSalle Hotel Properties	103,510	2,423,169
Pebblebrook Hotel Trust	33,740	624,865
Wyndham Worldwide Corp.	77,500	2,747,375

		15,310,520

Industrials - 1.2%
Industrial Warehouse Distribution - 0.6%
EastGroup Properties, Inc.	72,240	3,075,257
Global Logistic Properties Ltd. (b)	887,000	1,289,708

		4,364,965

Mixed Office Industrial - 0.6%
Goodman Group	6,590,170	4,151,679

		8,516,644

Food Beverage & Tobacco - 1.1%
Agricultural Products - 0.6%
Bunge Ltd.	73,400	4,587,500

Packaged Foods & Meats - 0.5%
Tyson Foods, Inc.-Class A	175,090	3,526,312

		8,113,812

Total Common Stocks (cost $493,052,677)		499,552,141

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 31.7%
United States - 31.7%
U.S. Treasury Inflation Index
0.625%, 4/15/13 (TIPS)	$34,578	35,161,692
1.25%, 4/15/14 (TIPS)	27,782	29,244,528
1.875%, 7/15/13 (TIPS)	56,934	59,576,137
2.00%, 4/15/12 (TIPS) (g)(h)	12,873	12,917,265
2.00%, 4/15/12-1/15/14 (TIPS)	28,126	28,889,630
3.00%, 7/15/12 (TIPS) (h)	68,116	69,654,033

Total Inflation-Linked Securities (cost $235,733,444)		235,443,285

	Contracts
OPTIONS PURCHASED - PUTS - 0.5%
Options on Commodity Future Contracts - 0.5%
Aluminum HG Futures
Expiration: Dec 2011, Exercise Price: $ 2,300.00 (b)(i)	500	2,373,766
Copper London Metal Exchange Futures
Expiration: Dec 2011, Exercise Price: $ 8,000.00 (b)(i)	150	945,892

		3,319,658

Options on Equity Index Future Contracts - 0.0%
S+P 500 Index Futures
Expiration: Jan 2012, Exercise Price: $ 1,100.00 (b)(j)	234	276,120

Options on Funds and Investment Trusts - 0.0%
SPDR S+P 500 ETF Trust
Expiration: Jan 2012, Exercise Price: $ 110.00 (b)(j)	117	14,449

Options Purchased - Puts (cost $2,583,097)		3,610,227

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (k) (Cost $4,494,708)	4,494,708	4,494,708

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $735,863,926)		743,100,361

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AllianceBernstein Exchange Reserves-Class I, 0.15% (k) (Cost $9,062,750)	9,062,750	9,062,750

U.S. $ Value
Total Investments - 101.4% (cost $744,926,676) (l)	752,163,111
Other assets less liabilities - (1.4)%	(10,438,769)

Net Assets - 100.0%	$741,724,342

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	39	February 2012	4,358,741	4,289,220	(69,521)
Copper London Metal Exchange Futures	6	December 2011	1,175,254	1,180,463	5,209
Corn Futures	144	March 2012	4,781,244	4,377,600	(403,644)
Gasoline RBOB Futures	15	January 2012	1,597,683	1,611,792	14,109
Lean Hogs Futures	86	February 2012	3,092,294	3,150,180	57,886
Live Cattle Futures	219	February 2012	10,913,199	10,827,360	(85,839)
Platinum Futures	177	January 2012	15,504,906	13,813,080	(1,691,826)
Sold Contracts
Cattle Feeder Futures	62	January 2012	4,551,174	4,526,775	24,399
Coffee C Futures	46	March 2012	4,037,085	4,086,525	(49,440)
Copper London Metal Exchange Futures	32	December 2011	5,723,474	6,295,800	(572,326)
Gold 100 OZ Futures	66	February 2012	11,318,339	11,551,980	(233,641)
Heating Oil Futures	23	January 2012	2,958,795	2,922,246	36,549
S&P 500 E Mini Index Futures	241	December 2011	14,664,601	15,014,300	(349,699)
Soybean Meal Futures	59	January 2012	1,855,388	1,723,980	131,408
Soybean Oil Futures	29	January 2012	888,616	861,300	27,316

					$(3,159,060)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America N.A.:
Mexican Peso settling 2/10/12	24,513	$1,797,273	$1,787,831	$(9,442)
Barclays Bank PLC Wholesale:
Euro settling 12/15/11	1,987	2,697,694	2,670,278	(27,416)
Great British Pound settling 12/15/11	2,698	4,215,949	4,232,390	16,441
South African Rand settling 2/10/12	47,062	5,810,123	5,739,972	(70,151)
Citibank N.A.:
Euro settling 12/15/11	1,537	2,103,076	2,065,535	(37,541)
Credit Suisse London Branch (GFX):
Euro settling 12/15/11	11,701	16,611,287	15,724,672	(886,615)
Deutsche Bank AG London:
Great British Pound settling 12/15/11	3,035	4,894,241	4,761,046	(133,195)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International:
Canadian Dollar settling 12/15/11	2,013	$1,936,992	$1,972,945	$35,953
HSBC Bank USA:
Australian Dollar settling 12/15/11	2,146	2,164,928	2,203,610	38,682
Euro settling 12/15/11	4,740	6,449,671	6,369,964	(79,707)
Morgan Stanley and Co., Inc.:
Australian Dollar settling 12/15/11	2,887	2,986,255	2,964,502	(21,753)
Euro settling 12/15/11	3,420	4,917,515	4,596,049	(321,466)
Great British Pound settling 12/15/11	5,010	8,262,993	7,859,256	(403,737)
Royal Bank of Scotland PLC:
Australian Dollar settling 12/15/11	2,354	2,403,410	2,417,193	13,783
Canadian Dollar settling 12/15/11	3,561	3,585,381	3,490,143	(95,238)
Canadian Dollar settling 12/15/11	5,237	5,272,218	5,132,793	(139,425)
Chinese Yuan Renminbi settling 12/15/11	205,303	32,361,759	32,216,299	(145,460)
Standard Chartered Bank:
Chinese Yuan Renminbi settling 12/15/11	13,422	2,096,860	2,106,190	9,330
Chinese Yuan Renminbi settling 12/15/11	48,936	7,670,219	7,679,073	8,854
Indian Rupee settling 2/10/12	140,492	2,738,635	2,681,171	(57,464)
Indonesian Rupiah settling 2/10/12	20,453,303	2,229,243	2,229,809	566
Malaysian Ringgit settling 2/10/12	6,085	1,925,633	1,930,066	4,433
Russian Rubles settling 2/10/12	64,534	2,025,549	2,078,895	53,346
South Korean Won settling 2/10/12	2,171,428	1,911,552	1,892,084	(19,468)
State Street Bank and Trust Co.:
Australian Dollar settling 12/15/11	15,832	16,303,794	16,257,010	(46,784)
Japanese Yen settling 12/15/11	991,065	12,656,471	12,782,571	126,100
Norwegian Krone settling 12/15/11	17,593	3,183,919	3,044,210	(139,709)
Singapore Dollar settling 12/15/11	9,106	7,473,920	7,104,971	(368,949)
Swedish Krona settling 12/15/11	11,509	1,768,700	1,699,654	(69,046)
Swiss Franc settling 12/15/11	4,722	6,181,680	5,170,495	(1,011,185)
Westpac Banking Corp.:
Chinese Yuan Renminbi settling 12/15/11	13,861	2,183,178	2,175,078	(8,100)
Great British Pound settling 12/15/11	1,490	2,299,338	2,337,383	38,045
Sale Contracts
Bank of America N.A.:
Brazilian Real settling 2/02/12	2,242	1,251,465	1,222,897	28,568
Barclays Bank PLC Wholesale:
Australian Dollar settling 3/15/12	1,860	1,871,861	1,891,185	(19,324)
Canadian Dollar settling 12/15/11	2,985	2,923,891	2,925,604	(1,713)
Chinese Yuan Renminbi settling 12/15/11	40,461	6,352,803	6,349,171	3,632
Chinese Yuan Renminbi settling 12/15/11	28,556	4,463,967	4,481,028	(17,061)
Euro settling 12/15/11	1,357	1,885,907	1,823,637	62,270
Great British Pound settling 3/15/12	1,925	3,089,329	3,017,201	72,128
Japanese Yen settling 12/15/11	187,667	2,449,158	2,420,494	28,664
Japanese Yen settling 12/15/11	167,044	2,171,574	2,154,502	17,072

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 12/15/11	11,728	$2,111,137	$2,029,358	$81,779
Singapore Dollar settling 12/15/11	3,670	2,901,163	2,863,524	37,639
Citibank N.A.:
Australian Dollar settling 12/15/11	2,516	2,653,122	2,583,542	69,580
Euro settling 12/15/11	2,943	4,176,882	3,955,021	221,861
Euro settling 12/15/11	3,628	4,950,406	4,875,575	74,831
Great British Pound settling 12/15/11	2,970	4,593,185	4,659,080	(65,895)
Russian Rubles settling 2/10/12	145,505	4,670,559	4,687,290	(16,731)
Credit Suisse London Branch (GFX):
Great British Pound settling 12/15/11	4,629	7,649,515	7,261,576	387,939
Norwegian Krone settling 12/15/11	5,865	1,025,999	1,014,852	11,147
Deutsche Bank AG London:
Great British Pound settling 12/15/11	1,707	2,675,098	2,677,795	(2,697)
Goldman Sachs International:
Australian Dollar settling 12/15/11	2,017	2,037,311	2,071,146	(33,835)
Euro settling 12/15/11	1,447	1,913,744	1,944,586	(30,842)
HSBC Bank USA:
Hong Kong Dollar settling 3/15/12	13,878	1,781,698	1,787,503	(5,805)
Morgan Stanley and Co., Inc.:
Australian Dollar settling 12/15/11	15,832	16,535,178	16,257,010	278,168
Australian Dollar settling 12/15/11	7,982	8,336,521	8,196,277	140,244
Great British Pound settling 3/15/12	2,057	3,206,904	3,224,095	(17,191)
Royal Bank of Canada:
Euro settling 12/15/11	1,425	1,954,858	1,915,021	39,837
Royal Bank of Scotland PLC:
Great British Pound settling 12/15/11	1,490	2,332,074	2,337,384	(5,310)
Standard Chartered Bank:
Canadian Dollar settling 12/15/11	22,991	23,281,436	22,533,522	747,914
Chinese Yuan Renminbi settling 12/15/11	11,886	1,872,696	1,865,160	7,536
Chinese Yuan Renminbi settling 12/15/11	14,678	2,301,348	2,303,282	(1,934)
Euro settling 12/15/11	11,257	15,372,334	15,127,992	244,342
State Street Bank and Trust Co.:
Australian Dollar settling 12/15/11	3,006	3,155,999	3,086,696	69,303
Canadian Dollar settling 12/15/11	2,594	2,650,455	2,542,384	108,071
Euro settling 12/15/11	17,728	25,072,356	23,824,202	1,248,154
Great British Pound settling 12/15/11	1,437	2,340,456	2,254,241	86,215
Japanese Yen settling 12/15/11	190,677	2,481,772	2,459,317	22,455
Thailand Baht settling 2/10/12	73,259	2,359,312	2,340,410	18,902
UBS AG:
Canadian Dollar settling 3/15/12	2,020	1,984,965	1,975,519	9,446
Swiss Franc settling 12/15/11	3,531	3,846,175	3,866,374	(20,199)

				$132,842

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Copper London Metal Exchange Futures (i)	150	8,000.00	December 2011	$945,892
Aluminum HG Futures (i)	500	2,300.00	December 2011	2,373,766

(premium received $5,262,981)				$3,319,658

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	325,430	0.20%	$103,227	12/15/11	Barclays Bank PLC	$(1,804,280)
Receive	Dow Jones-UBS 3 Month Forward Grains Excess Return Commodity Index	7,138	0.30%	725	12/15/11	Citibank, N.A.	(43,819)
Receive	Dow Jones-UBS 3 Month Forward Grains Excess Return Commodity Index	67,254	0.30%	6,830	12/15/11	Citibank, N.A.	(412,862)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	235	0.20%	75	12/15/11	Credit Suisse International	(1,303)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	237,933	0.20%	75,473	12/15/11	Credit Suisse International	(1,319,171)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	10,109	0.20%	3,207	2/15/12	Goldman Sachs International	(56,047)
Receive	Dow Jones-UBS Commodity Index	3,504	0.13%	522	12/15/11	JPMorgan Chase Bank, N.A.	(9,769)
Receive	Dow Jones-UBS Commodity Index	16,405	0.13%	2,443	12/15/11	JPMorgan Chase Bank, N.A.	(45,736)
Receive	Dow Jones-UBS Commodity Index	106,341	0.13%	15,838	12/15/11	JPMorgan Chase Bank, N.A.	(296,469)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index	130,456	0.13%	$19,430	12/15/11	JPMorgan Chase Bank, N.A.	$(363,699)

							$(4,353,155)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued.
(d)	Illiquid security.
(e)	When-Issued or delayed delivery security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the market value of this security amounted to $3,303,957 or 0.4% of net assets.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $5,486,110.
(h)	Position, or a portion thereof, has been segregated to collateralize total return swaps. The aggregate market value of these securities amounted to $21,668,274.
(i)	One contract relates to 25 shares.
(j)	One contract relates to 100 shares.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,538,775 and gross unrealized depreciation of investments was $(30,302,340), resulting in net unrealized appreciation of $7,236,435.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

61.6%	United States
10.3%	United Kingdom
5.7%	Canada
3.8%	Australia
3.3%	Hong Kong
2.8%	Brazil
2.6%	Japan
2.1%	France
1.7%	Russia
1.3%	China
0.8%	Singapore
0.7%	Germany
0.6%	Thailand
2.1%	Other
0.6%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2011. The Portfolio’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Netherlands, Norway, South Africa, Sweden and Switzerland.

AllianceBernstein Pooling Portfolios

Multi-Asset Real Return Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks
Energy	$108,570,783		$68,014,309		$2,358,075		$178,943,167
Equity:Other	31,457,790		60,209,472		– 0	–	91,667,262
Materials	34,519,011		41,545,996		259,887		76,324,894
Retail	32,839,378		20,612,260		– 0	–	53,451,638
Residential	30,081,676		9,443,328		– 0	–	39,525,004
Office	20,455,913		7,243,287		– 0	–	27,699,200
Lodging	10,303,805		5,006,715		– 0	–	15,310,520
Industrials	3,075,257		5,441,387		– 0	–	8,516,644
Food Beverage & Tobacco	8,113,812				– 0	–	8,113,812
Inflation-Linked Securities	– 0	–	235,443,285		– 0	–	235,443,285
Options Purchased - Puts	276,120		3,334,107		– 0	–	3,610,227
Short-Term Investments	4,494,708		– 0	–	– 0	–	4,494,708
Investments Of Cash Collateral For Securities Loaned	9,062,750		– 0	–	– 0	–	9,062,750

Total Investments in Securities	293,251,003		456,294,146	+	2,617,962		752,163,111
Other Financial Instruments* :
Assets:
Futures Contracts	296,876		– 0	–	– 0	–	296,876
Forward Currency Exchange Contracts	– 0	–	4,463,230		– 0	–	4,463,230
Liabilities:
Futures Contracts	(3,455,936)		– 0	–	– 0	–	(3,455,936)
Forward Currency Exchange Contracts	– 0	–	(4,330,388)		– 0	–	(4,330,388)
Put Options Written	– 0	–	(3,319,658)		– 0	–	(3,319,658)
Total Return Swap Contracts	– 0	–	(4,353,155)		– 0	–	(4,353,155)

Total	$290,091,943		$448,754,175		$2,617,962		$741,464,080

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy		Materials			Total
Balance as of 8/31/11	$2,927,738		$	– 0	–	$2,927,738
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	(62,259)			– 0	–	(62,259)
Change in unrealized appreciation/depreciation	(233,989)			(337,660)		(571,649)

Purchases	– 0	–	– 0	–	– 0	–
Sales	(273,415)		– 0	–	(273,415)
Transfers in to Level 3	– 0	–	597,547		597,547
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/11	$2,358,075		$259,887		$2,617,962

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(233,989)		$(337,660)		$(571,649)

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 20.3%
Capital Markets - 1.0%
Deutsche Bank AG	199,200	$7,783,350
Macquarie Group Ltd.	77,900	1,951,231

		9,734,581

Commercial Banks - 10.8%
Banco do Brasil SA	539,700	7,222,462
Barclays PLC	2,812,300	8,101,457
BNP Paribas SA	227,465	9,054,932
Hana Financial Group, Inc.	66,660	2,411,544
HSBC Holdings PLC	631,070	4,922,629
KB Financial Group, Inc.	206,882	7,211,619
KBC Groep NV	275,080	3,081,440
Lloyds Banking Group PLC (a)	15,949,800	6,241,624
Mitsubishi UFJ Financial Group, Inc.	2,904,800	12,723,064
National Australia Bank Ltd.	624,100	15,627,201
Societe Generale SA	577,884	14,119,033
Sumitomo Mitsui Financial Group, Inc.	382,900	10,650,239
Turkiye Is Bankasi-Class C	1,434,270	2,970,520
Turkiye Vakiflar Bankasi Tao-Class D	1,671,300	2,481,409

		106,819,173

Diversified Financial Services - 2.3%
ING Groep NV (a)	2,026,330	15,803,693
ORIX Corp.	84,240	7,107,741

		22,911,434

Insurance - 5.0%
Aegon NV (a)	1,676,000	7,316,424
Allianz SE	157,870	16,406,489
Aviva PLC	1,008,300	4,949,086
Legal & General Group PLC	6,230,020	10,407,030
Muenchener Rueckversicherungs AG	75,960	9,599,756

		48,678,785

Real Estate Investment Trusts (REITs) - 0.6%
British Land Co. PLC	786,600	6,139,940

Real Estate Management & Development - 0.6%
Evergrande Real Estate Group Ltd.	7,936,000	3,319,159
New World Development Co Ltd.	3,136,836	2,690,777

		6,009,936

		200,293,849

Energy - 14.4%
Energy Equipment & Services - 0.7%
Seadrill Ltd.	206,770	7,221,639

Oil, Gas & Consumable Fuels - 13.7%
BP PLC	5,521,220	39,986,640
China Petroleum & Chemical Corp.-Class H	6,036,000	6,391,138
ENI SpA	493,300	10,447,237
Gazprom OAO (Sponsored ADR)	813,320	9,353,180
JX Holdings, Inc.	1,352,100	8,598,840
LUKOIL OAO (London) (Sponsored ADR)	147,270	8,278,047
Nexen, Inc. (Toronto)	536,252	8,932,714

Company	Shares	U.S. $ Value
OMV AG	117,000	3,885,373
Petroleo Brasileiro SA (Sponsored ADR)	321,600	8,062,512
PTT PCL	192,300	1,887,834
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	839,916	29,336,956

		135,160,471

		142,382,110

Consumer Discretionary - 13.2%
Auto Components - 3.8%
Bridgestone Corp.	482,900	11,189,773
Faurecia	92,342	1,945,891
GKN PLC	2,965,900	9,110,682
Magna International, Inc.-Class A (b)	197,800	7,057,152
NGK Spark Plug Co., Ltd.	370,000	4,718,845
Sumitomo Rubber Industries Ltd.	272,400	3,267,313

		37,289,656

Automobiles - 5.7%
Bayerische Motoren Werke AG	67,710	5,132,893
Kia Motors Corp.	70,930	4,512,351
Mazda Motor Corp. (a)(b)	3,561,000	6,494,316
Nissan Motor Co., Ltd.	1,423,000	13,067,847
Renault SA	345,930	12,962,138
Volkswagen AG (Preference Shares)	81,890	14,150,288

		56,319,833

Distributors - 0.5%
Inchcape PLC	852,100	4,376,582

Household Durables - 1.7%
Sharp Corp./Japan	985,000	10,052,233
Sony Corp.	377,000	6,946,968

		16,999,201

Leisure Equipment & Products - 0.5%
Namco Bandai Holdings, Inc.	359,200	5,178,891

Media - 0.7%
Fairfax Media Ltd. (b)	4,920,000	4,343,272
Informa PLC	418,700	2,383,763

		6,727,035

Textiles, Apparel & Luxury Goods - 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,022,987

		129,914,185

Materials - 10.6%
Chemicals - 2.7%
Agrium, Inc. (Toronto)	33,200	2,330,299
Air Water, Inc.	165,000	2,155,566
DIC Corp.	1,557,000	2,629,363
Koninklijke DSM NV	273,876	13,337,150
Mitsubishi Gas Chemical Co., Inc.	620,000	3,692,178
Ube Industries Ltd./Japan	960,000	2,715,951

		26,860,507

Company	Shares	U.S. $ Value
Metals & Mining - 7.9%
Anglo American PLC	193,330	7,380,755
ArcelorMittal (Euronext Amsterdam)	213,941	4,028,992
Dowa Holdings Co., Ltd. (b)	488,000	3,243,730
Exxaro Resources Ltd.	154,110	3,439,441
JFE Holdings, Inc.	200,500	3,690,605
KGHM Polska Miedz SA	128,060	5,089,328
New Gold, Inc. (a)	164,592	1,842,875
OneSteel Ltd.	2,822,393	2,530,707
Rio Tinto PLC	285,480	15,029,275
Tata Steel Ltd.	188,700	1,414,181
ThyssenKrupp AG	357,600	9,236,775
Vale SA (Sponsored ADR) (Local Preference Shares)	511,400	11,184,318
Xstrata PLC	566,890	9,100,647

		77,211,629

		104,072,136

Health Care - 8.9%
Pharmaceuticals - 8.9%
AstraZeneca PLC	621,140	28,608,301
GlaxoSmithKline PLC	691,600	15,327,260
Novartis AG	331,670	17,911,574
Otsuka Holdings Co., Ltd.	191,900	5,266,525
Roche Holding AG	106,700	16,973,214
Sanofi	52,546	3,675,378

		87,762,252

Industrials - 8.1%
Aerospace & Defense - 0.4%
Saab AB	206,600	3,699,693

Airlines - 0.8%
Cathay Pacific Airways Ltd.	1,186,000	2,136,437
Deutsche Lufthansa (REG)	427,400	5,541,296

		7,677,733

Building Products - 1.4%
Asahi Glass Co., Ltd.	1,306,000	11,179,840
Cie de St-Gobain	72,870	3,089,897

		14,269,737

Construction & Engineering - 1.1%
Bouygues SA (b)	340,010	11,082,205

Electrical Equipment - 1.1%
Sumitomo Electric Industries Ltd.	1,011,900	10,988,228

Industrial Conglomerates - 0.6%
Cookson Group PLC	420,900	3,298,246
Jardine Strategic Holdings Ltd.	93,000	2,758,044

		6,056,290

Professional Services - 0.7%
Randstad Holding NV	226,200	7,073,658

Road & Rail - 0.8%
East Japan Railway Co.	39,800	2,437,780

Company	Shares	U.S. $ Value
Nippon Express Co., Ltd.	1,344,000	5,093,523

		7,531,303

Trading Companies & Distributors - 1.2%
Mitsubishi Corp.	326,500	6,749,870
Mitsui & Co., Ltd.	309,700	4,886,411

		11,636,281

		80,015,128

Telecommunication Services - 6.9%
Diversified Telecommunication Services - 4.6%
Chorus Ltd. (a)	13,385	34,413
Nippon Telegraph & Telephone Corp.	436,100	21,507,779
Telecom Corp. of New Zealand Ltd. (b)	56,927	90,956
Telecom Italia SpA (ordinary shares)	9,707,700	10,990,313
Telecom Italia SpA (savings shares)	4,931,400	4,818,521
Vivendi SA	356,050	8,212,663

		45,654,645

Wireless Telecommunication Services - 2.3%
Vodafone Group PLC	8,161,137	22,093,068

		67,747,713

Information Technology - 6.3%
Computers & Peripherals - 1.6%
Fujitsu Ltd.	1,560,000	8,301,654
Lite-On Technology Corp.	621,300	680,875
Pegatron Corp.	2,027,000	2,154,322
Wistron Corp.	3,628,000	4,568,135

		15,704,986

Electronic Equipment, Instruments & Components - 1.5%
AU Optronics Corp.	13,470,790	6,533,805
LG Display Co., Ltd.	336,450	8,022,537

		14,556,342

Office Electronics - 0.9%
Konica Minolta Holdings, Inc.	1,117,000	8,446,954

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Semiconductor Engineering, Inc.	5,791,314	5,238,070
Powertech Technology, Inc.	778,800	1,775,110
Samsung Electronics Co., Ltd.	12,980	11,813,350
Sumco Corp. (a)(b)	102,100	865,610

		19,692,140

Software - 0.3%
Nintendo Co., Ltd.	21,600	3,288,324

		61,688,746

Consumer Staples - 5.5%
Beverages - 0.7%
Asahi Group Holdings Ltd.	335,900	7,455,687

Food & Staples Retailing - 1.9%
Delhaize Group SA	110,289	6,504,360
Empire Co., Ltd.	41,800	2,508,123

Company	Shares	U.S. $ Value
Koninklijke Ahold NV	759,400	9,667,329

		18,679,812

Food Products - 0.5%
Nestle SA	81,070	4,549,870

Tobacco - 2.4%
Imperial Tobacco Group PLC	198,820	7,152,947
Japan Tobacco, Inc.	3,507	16,829,261

		23,982,208

		54,667,577

Utilities - 3.6%
Electric Utilities - 2.6%
E.ON AG	736,030	18,219,436
EDP-Energias de Portugal SA	2,210,300	7,084,157

		25,303,593

Gas Utilities - 1.0%
Gas Natural SDG SA	585,900	10,199,799

		35,503,392

Total Common Stocks (cost $1,049,880,476)		964,047,088

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c) (cost $12,583,649)	12,583,649	12,583,649

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $1,062,464,125)		976,630,737

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Investment Companies - 1.6%
AllianceBernstein Exchange Reserves-Class I, 0.15% (cost $16,305,258)	16,305,258	16,305,258

U.S. $ Value
Total Investments - 100.7% (cost $1,078,769,383) (d)	992,935,995
Other assets less liabilities - (0.7)% (e)	(7,219,363)

Net Assets - 100.0%	$985,716,632

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	143	December 2011	$3,778,862	$4,469,386	$690,524
Topix Index Futures	50	December 2011	4,778,747	4,689,918	(88,829)

					$601,695

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Swedish Krona settling 2/15/12	77,334	$11,746,547	$11,389,594	$(356,953)
Credit Suisse London Branch (GFX):
Australian Dollar settling 2/15/12	10,545	10,598,780	10,752,577	153,797
Deutsche Bank AG London:
Norwegian Krone settling 2/15/12	174,573	30,939,494	30,126,254	(813,240)
Goldman Sachs International:
Great British Pound settling 2/15/12	9,474	15,108,946	14,853,663	(255,283)
HSBC Bank USA:
Euro settling 2/15/12	4,766	6,440,439	6,408,761	(31,678)
Swedish Krona settling 2/15/12	242,039	36,357,478	35,647,009	(710,469)
Royal Bank of Canada:
Swiss Franc settling 2/15/12	8,342	9,341,755	9,149,798	(191,957)
Swiss Franc settling 2/15/12	31,623	35,349,154	34,685,214	(663,940)
Standard Chartered Bank:
Great British Pound settling 2/15/12	9,853	15,842,343	15,447,872	(394,471)
Westpac Banking Corp.:
Australian Dollar settling 2/15/12	2,461	2,520,482	2,509,444	(11,038)
Canadian Dollar settling 2/15/12	3,011	2,897,114	2,946,639	49,525
Sale Contracts
Barclays Bank PLC Wholesale:
Great British Pound settling 2/15/12	1,792	2,817,135	2,809,559	7,576
Norwegian Krone settling 2/15/12	21,880	3,787,439	3,775,856	11,583
Citibank N.A.:
Euro settling 2/15/12	17,533	24,155,477	23,576,332	579,145
Goldman Sachs International:
Canadian Dollar settling 2/15/12	3,263	3,192,338	3,193,253	(915)
HSBC Bank USA:
Euro settling 2/15/12	43,023	59,096,823	57,852,309	1,244,514

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC:
Euro settling 2/15/12	8,196	11,151,150	11,021,024	130,126
Japanese Yen settling 2/15/12	2,962,997	38,230,246	38,263,726	(33,480)
Standard Chartered Bank:
Japanese Yen settling 2/15/12	1,120,597	14,454,280	14,471,232	(16,952)
UBS AG:
Canadian Dollar settling 2/15/12	19,219	18,896,624	18,808,191	88,433

				$(1,215,677)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,790,926 and gross unrealized depreciation of investments was $(140,624,315), resulting in net unrealized depreciation of $(85,833,389).
(e)	An amount of U.S. $545,891 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown *

23.5%	United Kingdom
23.3%	Japan
8.7%	Germany
6.4%	France
5.8%	Netherlands
4.0%	Switzerland
3.4%	South Korea
2.7%	Brazil
2.6%	Italy
2.5%	Australia
2.3%	Canada
2.1%	Taiwan
1.8%	Russia
9.6%	Other
1.3%	Short-Term

100.0%	Total Investments

*	All data are as of November 30, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, Belgium, China, Hong Kong, India, New Zealand, Norway, Poland, Portugal, South Africa, Spain, Sweden, Thailand, and Turkey.

AllianceBernstein Pooling Portfolios

International Value Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$7,222,462		$193,071,387		$	– 0	–	$200,293,849
Energy	8,932,714		131,561,562			1,887,834		142,382,110
Consumer Discretionary	7,057,152		122,857,033			– 0	–	129,914,185
Materials	4,173,174		99,898,962			– 0	–	104,072,136
Health Care	– 0	–	87,762,252			– 0	–	87,762,252
Industrials	– 0	–	80,015,128			– 0	–	80,015,128
Telecommunication Services	34,413		67,713,300			– 0	–	67,747,713
Information Technology	– 0	–	61,688,746			– 0	–	61,688,746
Consumer Staples	2,508,123		52,159,454			– 0	–	54,667,577
Utilities	– 0	–	35,503,392			– 0	–	35,503,392
Short-Term Investments	12,583,649		– 0	–		– 0	–	12,583,649
Investments Of Cash Collateral For Securities Loaned	16,305,258		– 0	–		– 0	–	16,305,258

Total Investments in Securities	58,816,945		932,231,216			1,887,834		992,935,995
Other Financial Instruments* :
Assets:
Futures Contracts	690,524		– 0	–		– 0	–	690,524
Forward Currency Exchange Contracts	– 0	–	2,264,699			– 0	–	2,264,699
Liabilities:
Futures Contracts	(88,829)		– 0	–		– 0	–	(88,829)
Forward Currency Exchange Contracts	– 0	–	(3,480,376)			– 0	–	(3,480,376)

Total	$59,418,640		$931,015,539			$1,887,834		$992,322,013

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Common Stocks			Total
Balance as of 8/31/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(30,491)			(30,491)
Purchases		1,918,325			1,918,325
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 11/30/11		$1,887,834			$1,887,834

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11		$(30,491)			$(30,491)

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 21.6%
Capital Markets - 1.4%
UBS AG (a)	1,086,113	$13,374,880

Commercial Banks - 12.6%
Banco Bilbao Vizcaya Argentaria SA	1,121,137	9,444,142
Banco Santander Brasil SA/Brazil (ADR)	1,151,070	8,886,260
Banco Santander SA	1,159,554	8,703,868
BNP Paribas SA	337,700	13,443,170
HDFC Bank Ltd.	1,507,000	13,089,493
HSBC Holdings PLC	3,286,200	25,633,834
Intesa Sanpaolo SpA	4,247,600	7,055,124
Itau Unibanco Holding SA (ADR)	1,107,010	19,704,778
Standard Chartered PLC	733,392	15,966,530

		121,927,199

Consumer Finance - 0.3%
Shriram Transport Finance Co., Ltd.	303,738	3,007,625

Diversified Financial Services - 1.3%
IG Group Holdings PLC	1,667,952	12,644,032

Insurance - 2.7%
Admiral Group PLC	769,223	11,133,048
AIA Group Ltd.	2,900,400	9,135,576
Prudential PLC	578,480	5,693,759

		25,962,383

Real Estate Management & Development - 2.6%
Hang Lung Group Ltd.	787,800	4,224,968
Hang Lung Properties Ltd.	6,782,000	20,530,175

		24,755,143

Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp.	536,030	6,731,510

		208,402,772

Consumer Staples - 19.3%
Beverages - 3.6%
Anheuser-Busch InBev NV	581,147	34,750,691

Food & Staples Retailing - 8.5%
Jeronimo Martins SGPS SA	426,835	7,787,530
Olam International Ltd.	18,212,370	34,051,185
Sugi Holdings Co., Ltd.	94,000	2,698,262
Tesco PLC	5,928,700	37,852,473

		82,389,450

Food Products - 0.4%
China Yurun Food Group Ltd.	2,924,000	4,226,335

Tobacco - 6.8%
British American Tobacco PLC	835,494	38,772,813
Japan Tobacco, Inc.	5,580	26,777,096

		65,549,909

		186,916,385

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.7%
Distributors - 3.0%
Li & Fung Ltd.	13,700,000	28,501,299

Diversified Consumer Services - 0.9%
Anhanguera Educacional Participacoes SA	456,300	4,415,765
Estacio Participacoes SA	450,300	4,532,010

		8,947,775

Hotels, Restaurants & Leisure - 1.3%
Ajisen China Holdings Ltd.	2,595,800	3,318,268
Sands China Ltd. (a)	1,895,600	5,672,428
Shangri-La Asia Ltd.	1,978,333	3,677,447

		12,668,143

Household Durables - 1.0%
MRV Engenharia e Participacoes SA	1,508,000	9,715,044

Internet & Catalog Retail - 1.2%
Rakuten, Inc.	10,691	11,470,519

Media - 0.5%
Naspers Ltd.	104,000	4,701,399

Multiline Retail - 1.8%
Don Quijote Co., Ltd.	316,100	10,894,694
Golden Eagle Retail Group Ltd.	2,645,000	6,135,895

		17,030,589

Specialty Retail - 6.2%
Belle International Holdings Ltd.	3,830,000	7,369,029
Fast Retailing Co., Ltd.	127,500	20,690,267
Hennes & Mauritz AB-Class B	999,550	31,755,725
L’Occitane International SA	87,750	160,487

		59,975,508

Textiles, Apparel & Luxury Goods - 0.8%
Cie Financiere Richemont SA	73,100	3,966,824
Trinity Ltd.	5,426,000	3,970,111

		7,936,935

		160,947,211

Materials - 12.7%
Chemicals - 6.4%
Filtrona PLC	551,072	3,401,288
Huabao International Holdings Ltd.	3,142,000	1,852,766
Israel Chemicals Ltd.	1,540,497	16,589,747
K&S AG	397,680	21,654,936
Orica Ltd.	188,290	5,037,805
Potash Corp. of Saskatchewan, Inc.	321,176	13,919,768

		62,456,310

Metals & Mining - 6.3%
Agnico-Eagle Mines Ltd.	58,600	2,629,968
BHP Billiton PLC	317,020	9,749,100
Newcrest Mining Ltd.	698,780	25,492,321

Company	Shares	U.S. $ Value
Rio Tinto PLC	432,860	22,788,189

		60,659,578

		123,115,888

Industrials - 12.1%
Air Freight & Logistics - 0.9%
Kuehne & Nagel International AG	72,567	8,859,812

Commercial Services & Supplies - 2.2%
Aggreko PLC	215,698	6,430,098
Edenred	40,036	1,065,787
Serco Group PLC	1,740,760	13,446,093

		20,941,978

Construction & Engineering - 1.5%
Larsen & Toubro Ltd.	189,920	4,733,681
Samsung Engineering Co., Ltd.	48,053	10,005,501

		14,739,182

Electrical Equipment - 0.4%
Bharat Heavy Electricals Ltd.	755,500	4,177,187

Industrial Conglomerates - 0.5%
Keppel Corp., Ltd.	695,000	5,162,707

Machinery - 0.0%
Jain Irrigation Systems Ltd. (a)	49,749	0

Professional Services - 6.0%
Bureau Veritas SA	20,310	1,504,866
Capita Group PLC (The)	3,350,220	33,224,585
Experian PLC	799,860	10,636,811
Intertek Group PLC	400,140	12,127,705

		57,493,967

Road & Rail - 0.6%
DSV A/S	210,847	4,106,602
Globaltrans Investment PLC (Sponsored GDR) (b)	89,374	1,354,016

		5,460,618

		116,835,451

Information Technology - 6.6%
Communications Equipment - 0.4%
HTC Corp.	226,950	3,736,371

Computers & Peripherals - 1.0%
Logitech International SA (a)(c)	1,199,971	9,918,346

Internet Software & Services - 1.6%
Kakaku.com, Inc.	94,400	3,619,646
Telecity Group PLC (a)	1,182,176	11,365,962

		14,985,608

Semiconductors & Semiconductor Equipment - 0.3%
Trina Solar Ltd. (Sponsored ADR) (a)(c)	358,800	2,870,400

Software - 3.3%
Aveva Group PLC	217,980	5,405,775
SAP AG	315,090	18,867,370

Company	Shares	U.S. $ Value
Temenos Group AG (a)	462,022	7,738,797

		32,011,942

		63,522,667

Energy - 4.9%
Energy Equipment & Services - 4.1%
AMEC PLC	642,921	8,798,319
Petrofac Ltd.	938,180	21,449,775
Technip SA	97,200	9,260,959

		39,509,053

Oil, Gas & Consumable Fuels - 0.8%
Afren PLC (a)	5,816,439	7,922,101

		47,431,154

Health Care - 3.4%
Pharmaceuticals - 3.4%
Aspen Pharmacare Holdings Ltd. (a)	997,844	12,022,247
Novo Nordisk A/S-Class B	131,570	14,935,858
Shire PLC	165,360	5,560,723

		32,518,828

Total Common Stocks (cost $1,012,160,958)		939,690,356

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (d) (cost $10,306,652)	10,306,652	10,306,652

Total Investments Before Security Lending Collateral for Securities Loaned - 98.4% (cost $1,022,467,610)		949,997,008

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AllianceBernstein Exchange Reserves-Class I, 0.15% (d) (cost $8,873,311)	8,873,311	8,873,311

U.S. $ Value
Total Investments - 99.3% (cost $1,031,390,921) (e)	958,870,319
Other assets less liabilities - 0.7%	6,630,349

Net Assets - 100.0%	$965,500,668

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 12/15/11	1,496,969	$19,381,200	$19,307,627	$(73,573)
Singapore Dollar settling 3/15/12	20,505	15,876,887	16,007,706	130,819
Credit Suisse London Branch (GFX):
Japanese Yen settling 12/15/11	826,715	10,549,827	10,662,816	112,989
Deutsche Bank AG London:
Euro settling 12/15/11	37,686	52,739,409	50,645,242	(2,094,167)
Euro settling 3/15/12	31,475	42,565,027	42,335,203	(229,824)
Swiss Franc settling 3/15/12	10,528	11,499,049	11,556,250	57,201
Goldman Sachs International:
Japanese Yen settling 3/15/12	1,373,317	17,884,992	17,744,792	(140,200)
HSBC BankUSA:
Great British Pound settling 12/15/11	8,957	14,147,761	14,050,969	(96,792)
Royal Bank of Canada:
Canadian Dollar settling 12/15/11	2,728	2,636,003	2,673,717	37,714
Royal Bank of Scotland PLC:
Australian Dollar settling 12/15/11	6,713	6,853,906	6,893,211	39,305
Great British Pound settling 12/15/11	3,926	6,208,184	6,158,770	(49,414)
Westpac Banking Corp.:
Australian Dollar settling 3/15/12	5,254	5,256,049	5,342,091	86,042
Canadian Dollar settling 12/15/11	2,606	2,510,501	2,554,146	43,645
Japanese Yen settling 12/15/11	1,815,029	23,647,970	23,409,905	(238,065)
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 12/15/11	5,918	6,011,930	5,800,242	211,688
Canadian Dollar settling 12/15/11	5,072	5,152,534	4,971,077	181,457
BNP Paribas SA:
Great British Pound settling 12/15/11	46,883	74,965,917	73,546,005	1,419,912
HSBC BankUSA:
Hong Kong Dollar settling 3/15/12	440,953	56,702,544	56,795,258	(92,714)
Morgan Stanley and Co. Inc.:
Brazilian Real settling 2/02/12	17,211	9,523,045	9,387,732	135,313
Royal Bank of Scotland PLC:
Canadian Dollar settling 12/15/11	4,242	4,271,043	4,157,592	113,451
Standard Chartered Bank:
Canadian Dollar settling 12/15/11	4,862	4,923,420	4,765,256	158,164
Euro settling 12/15/11	27,718	37,851,146	37,249,504	601,642

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Indian Rupee settling 2/15/12	1,025,036	$19,876,595	$19,544,585	$332,010

				$646,603

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the market value of this security amounted to $1,354,016 or 0.1% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,280,509 and gross unrealized depreciation of investments was $(128,751,110), resulting in net unrealized depreciation of $(72,470,601).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown*

33.7%	United Kingdom
8.5%	Hong Kong
8.0%	Japan
5.0%	Brazil
4.6%	Switzerland
4.3%	Germany
4.1%	Singapore
3.7%	Belgium
3.3%	Sweden
3.3%	India
3.2%	Australia
2.7%	France
2.2%	China
12.3%	Other
1.1%	Short-Term

100.0%	Total Investment

*	All data are as of November 30, 2011. The Portfolio’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Canada, Denmark, Israel, Italy, Luxembourg, Portugal, Russia, South Africa, South Korea, Spain, and Taiwan.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$20,019,308		$188,383,464		$	– 0	–	$208,402,772
Consumer Staples	– 0	–	186,916,385			– 0	–	186,916,385
Consumer Discretionary	18,662,819		142,284,392			– 0	–	160,947,211
Materials	16,549,736		106,566,152			– 0	–	123,115,888
Industrials	1,354,016		115,481,435			– 0	–	116,835,451
Information Technology	2,870,400		60,652,267			– 0	–	63,522,667
Energy	– 0	–	47,431,154			– 0	–	47,431,154
Health Care	– 0	–	32,518,828			– 0	–	32,518,828
Short-Term Investments	10,306,652		– 0	–		– 0	–	10,306,652
Investments Of Cash Collateral For Securities Loaned	8,873,311		– 0	–		– 0	–	8,873,311

Total Investments in Securities	78,636,242		880,234,077	+		– 0	–	958,870,319
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	3,661,352			– 0	–	3,661,352
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,014,749)			– 0	–	(3,014,749)

Total	$78,636,242		$880,880,680		$	– 0	–	$959,516,922

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 25.4%
Capital Markets - 0.7%
Legg Mason, Inc.	107,700	$2,857,281

Commercial Banks - 7.7%
Associated Banc-Corp	355,500	3,697,200
CapitalSource, Inc.	904,040	5,831,058
Comerica, Inc.	204,600	5,160,012
Hancock Holding Co.	83,169	2,539,565
Huntington Bancshares, Inc./OH	985,700	5,174,925
Popular, Inc. (a)	2,259,286	3,366,336
Susquehanna Bancshares, Inc.	598,500	4,740,120
Webster Financial Corp.	150,300	2,960,910

		33,470,126

Insurance - 7.6%
Amtrust Financial Services, Inc.	147,340	3,905,983
Aspen Insurance Holdings Ltd.	190,100	5,041,452
Endurance Specialty Holdings Ltd.	145,600	5,266,352
Platinum Underwriters Holdings Ltd.	168,500	5,801,455
Reinsurance Group of America, Inc.-Class A	98,800	5,088,200
Torchmark Corp.	92,860	3,954,908
Unum Group	177,200	3,988,772

		33,047,122

Real Estate Investment Trusts (REITs) - 7.6%
BioMed Realty Trust, Inc.	294,910	5,252,347
BRE Properties, Inc.	76,875	3,740,738
Camden Property Trust	61,700	3,561,941
DiamondRock Hospitality Co.	502,200	4,409,316
Entertainment Properties Trust	131,300	5,869,110
Glimcher Realty Trust	530,600	4,616,220
Home Properties, Inc.	57,700	3,171,769
Mid-America Apartment Communities, Inc.	36,300	2,080,716

		32,702,157

Thrifts & Mortgage Finance - 1.8%
First Niagara Financial Group, Inc.	303,418	2,670,079
People’s United Financial, Inc.	208,500	2,595,825
Washington Federal, Inc.	200,120	2,603,561

		7,869,465

		109,946,151

Information Technology - 17.3%
Communications Equipment - 0.6%
Arris Group, Inc. (a)	227,400	2,444,550

Computers & Peripherals - 0.7%
NCR Corp. (a)	139,900	2,446,851
Seagate Technology PLC	44,920	768,132

		3,214,983

Electronic Equipment, Instruments & Components - 9.1%
Anixter International, Inc. (a)	50,870	3,123,927
Arrow Electronics, Inc. (a)	156,600	5,725,296
AU Optronics Corp. (Sponsored ADR)	1,054,924	5,084,734

Company	Shares	U.S. $ Value
Avnet, Inc. (a)	193,800	5,773,302
Celestica, Inc. (a)	539,900	4,508,165
Flextronics International Ltd. (a)	784,200	4,681,674
Ingram Micro, Inc.-Class A (a)	141,740	2,552,737
Insight Enterprises, Inc. (a)	250,760	3,671,126
TTM Technologies, Inc. (a)	378,818	4,170,786

		39,291,747

IT Services - 2.1%
Amdocs Ltd. (a)	134,160	3,788,678
Convergys Corp. (a)	425,290	5,494,747

		9,283,425

Semiconductors & Semiconductor Equipment - 4.2%
Amkor Technology, Inc. (a)(b)	740,900	3,289,596
Entegris, Inc. (a)	524,250	4,419,428
Lam Research Corp. (a)	118,800	4,843,476
Micron Technology, Inc. (a)	452,300	2,709,277
MKS Instruments, Inc.	108,156	2,905,070

		18,166,847

Software - 0.6%
Take-Two Interactive Software, Inc. (a)	186,240	2,598,048

		74,999,600

Consumer Discretionary - 14.9%
Auto Components - 4.0%
Cooper Tire & Rubber Co.	349,200	4,679,280
Dana Holding Corp. (a)	298,050	3,713,703
Lear Corp.	123,950	5,197,223
TRW Automotive Holdings Corp. (a)	119,900	3,915,934

		17,506,140

Hotels, Restaurants & Leisure - 1.2%
Royal Caribbean Cruises Ltd.	190,260	5,272,105

Household Durables - 1.7%
Newell Rubbermaid, Inc.	298,600	4,568,580
NVR, Inc. (a)	3,940	2,639,209

		7,207,789

Media - 0.8%
Gannett Co., Inc.	335,420	3,642,661

Multiline Retail - 1.5%
Big Lots, Inc. (a)	97,450	3,908,720
Saks, Inc. (a)(b)	254,700	2,424,744

		6,333,464

Specialty Retail - 4.5%
ANN, Inc. (a)	102,765	2,410,867
Childrens Place Retail Stores, Inc. (The) (a)	91,800	4,945,266
GameStop Corp.-Class A (a)	209,700	4,848,264
Office Depot, Inc. (a)	850,450	1,913,512
Signet Jewelers Ltd.	117,574	5,206,177

		19,324,086

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.2%
Jones Group, Inc. (The)	498,300	5,406,555

		64,692,800

Utilities - 10.8%
Electric Utilities - 5.7%
Great Plains Energy, Inc.	184,990	3,892,189
NV Energy, Inc.	360,660	5,532,524
PNM Resources, Inc.	305,770	5,843,265
Portland General Electric Co.	220,255	5,517,388
Unisource Energy Corp.	104,620	3,858,386

		24,643,752

Gas Utilities - 2.6%
Atmos Energy Corp.	153,000	5,234,130
UGI Corp.	204,900	6,138,804

		11,372,934

Multi-Utilities - 2.5%
CMS Energy Corp.	252,480	5,281,882
NiSource, Inc.	237,410	5,439,063

		10,720,945

		46,737,631

Industrials - 9.1%
Airlines - 0.7%
Alaska Air Group, Inc. (a)	41,340	2,869,823

Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	151,620	3,973,960

Construction & Engineering - 1.0%
Tutor Perini Corp. (a)	267,670	4,413,878

Electrical Equipment - 2.8%
EnerSys (a)	175,300	4,215,965
General Cable Corp. (a)	193,020	5,115,030
Thomas & Betts Corp. (a)	57,470	2,989,015

		12,320,010

Machinery - 1.4%
Timken Co.	139,500	5,860,395

Road & Rail - 0.0%
Con-way, Inc.	5,200	143,415

Trading Companies & Distributors - 2.3%
Aircastle Ltd.	476,400	5,535,768
WESCO International, Inc. (a)	82,150	4,186,364

		9,722,132

		39,303,613

Company	Shares	U.S. $ Value
Materials - 6.2%
Chemicals - 3.1%
Ferro Corp. (a)	467,400	2,715,594
Huntsman Corp.	244,640	2,673,915
PolyOne Corp.	349,020	3,755,455
Westlake Chemical Corp.	103,000	4,326,000

		13,470,964

Metals & Mining - 3.1%
Commercial Metals Co.	349,660	4,888,247
Reliance Steel & Aluminum Co.	124,800	6,128,928
Steel Dynamics, Inc.	191,800	2,527,924

		13,545,099

		27,016,063

Consumer Staples - 5.8%
Beverages - 1.2%
Constellation Brands, Inc.-Class A (a)	261,194	5,085,447

Food Products - 4.6%
Dean Foods Co. (a)	580,020	5,893,003
Dole Food Co., Inc. (a)(b)	394,860	3,336,567
Smithfield Foods, Inc. (a)	202,500	4,959,225
Tyson Foods, Inc.-Class A	285,320	5,746,345

		19,935,140

		25,020,587

Energy - 5.7%
Energy Equipment & Services - 1.3%
Bristow Group, Inc.	125,400	5,775,924

Oil, Gas & Consumable Fuels - 4.4%
Forest Oil Corp. (a)	185,300	2,972,212
Lone Pine Resources, Inc. (a)	113,493	850,062
Plains Exploration & Production Co. (a)	128,020	4,554,952
Stone Energy Corp. (a)	147,500	4,172,775
Teekay Corp.	153,590	4,242,156
Tesoro Corp. (a)	98,350	2,349,581

		19,141,738

		24,917,662

Health Care - 3.7%
Health Care Providers & Services - 3.7%
Health Net, Inc. (a)	198,830	6,191,566
LifePoint Hospitals, Inc. (a)	140,328	5,505,067
Molina Healthcare, Inc. (a)	195,997	4,282,535

		15,979,168

Total Common Stocks (cost $412,622,057)		428,613,275

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $4,888,404)	4,888,404	4,888,404

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $417,510,461)		433,501,679

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AllianceBernstein Exchange Reserves-Class I, 0.15% (c) (cost $7,187,280)	7,187,280	7,187,280

Total Investments - 101.7% (cost $424,697,741) (d)		440,688,959
Other assets less liabilities - (1.8)%		(7,402,145)

Net Assets - 100.0%		$433,286,814

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $46,618,719 and gross unrealized depreciation of investments was $(30,627,501), resulting in net unrealized appreciation of $15,991,218.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	–	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$428,613,275		$	– 0	–	$	– 0	–	$428,613,275
Short-Term Investments	4,888,404			– 0	–		– 0	–	4,888,404
Investments of Cash Collateral for Securities Loaned	7,187,280			– 0	–		– 0	–	7,187,280

Total Investments in Securities	440,688,959			– 0	–		– 0	–	440,688,959
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$440,688,959		$	– 0	–	$	– 0	–	$440,688,959

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Industrials - 25.7%
Aerospace & Defense - 1.4%
Hexcel Corp. (a)	251,485	$6,267,006

Air Freight & Logistics - 1.7%
Atlas Air Worldwide Holdings, Inc. (a)	76,184	3,218,774
Expeditors International of Washington, Inc.	100,800	4,385,808

		7,604,582

Building Products - 1.1%
Simpson Manufacturing Co., Inc.	147,560	4,884,236

Electrical Equipment - 1.7%
AMETEK, Inc.	173,780	7,444,735

Machinery - 10.5%
Actuant Corp.-Class A	198,740	4,555,121
Gardner Denver, Inc.	91,310	7,827,093
IDEX Corp.	162,135	5,911,442
Joy Global, Inc.	89,950	8,210,636
Lincoln Electric Holdings, Inc.	143,430	5,662,616
Middleby Corp. (a)	62,500	5,705,000
Robbins & Myers, Inc.	69,005	3,671,066
Valmont Industries, Inc.	52,171	4,443,926

		45,986,900

Marine - 1.7%
Kirby Corp. (a)	114,428	7,355,432

Professional Services - 3.1%
CoStar Group, Inc. (a)	83,010	5,523,485
Robert Half International, Inc.	294,330	7,796,802

		13,320,287

Road & Rail - 1.4%
Genesee & Wyoming, Inc.-Class A (a)	97,650	5,963,486
Knight Transportation, Inc.	11,650	174,284

		6,137,770

Trading Companies & Distributors - 3.1%
MSC Industrial Direct Co.-Class A	100,570	6,992,632
United Rentals, Inc. (a)	234,130	6,588,419

		13,581,051

		112,581,999

Consumer Discretionary - 19.7%
Distributors - 1.5%
LKQ Corp. (a)	221,810	6,771,859

Diversified Consumer Services - 0.9%
K12, Inc. (a)	161,410	4,030,408

Hotels, Restaurants & Leisure - 4.1%
Chipotle Mexican Grill, Inc.-Class A (a)	1,315	422,851
Orient-Express Hotels Ltd.-Class A (a)	571,400	4,108,366
Panera Bread Co.-Class A (a)	48,760	6,991,209
Wyndham Worldwide Corp.	176,930	6,272,169

		17,794,595

Company	Shares	U.S. $ Value
Household Durables - 1.3%
Tempur-Pedic International, Inc. (a)	101,135	5,522,982

Internet & Catalog Retail - 0.8%
Shutterfly, Inc. (a)	122,614	3,320,387

Media - 1.7%
National CineMedia, Inc.	364,020	4,746,821
Pandora Media, Inc. (a)(b)	286,598	2,917,568

		7,664,389

Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	83,370	6,793,821

Specialty Retail - 6.3%
CarMax, Inc. (a)	226,650	6,518,454
Dick’s Sporting Goods, Inc. (a)	206,070	8,100,612
Tractor Supply Co.	97,275	7,026,173
Ulta Salon Cosmetics & Fragrance, Inc. (a)	82,900	5,772,327

		27,417,566

Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	63,910	6,962,675

		86,278,682

Information Technology - 18.4%
Communications Equipment - 0.8%
ADTRAN, Inc.	111,014	3,666,793

IT Services - 2.0%
Alliance Data Systems Corp. (a)	54,000	5,530,140
VeriFone Systems, Inc. (a)	69,984	3,068,798

		8,598,938

Semiconductors & Semiconductor Equipment - 5.2%
Fairchild Semiconductor International, Inc. (a)	345,919	4,479,651
Hittite Microwave Corp. (a)	60,900	3,313,569
International Rectifier Corp. (a)	147,818	3,108,613
LSI Corp. (a)	776,580	4,364,380
ON Semiconductor Corp. (a)	376,350	2,833,915
Teradyne, Inc. (a)	353,070	4,752,322

		22,852,450

Software - 10.4%
ANSYS, Inc. (a)	64,170	3,976,615
Aspen Technology, Inc. (a)	332,948	5,943,122
Cadence Design Systems, Inc. (a)	699,275	7,650,068
Fortinet, Inc. (a)	185,750	4,456,143
Informatica Corp. (a)	66,310	2,980,966
MICROS Systems, Inc. (a)	120,490	5,683,513
Red Hat, Inc. (a)	86,090	4,311,387

Company	Shares	U.S. $ Value
SolarWinds, Inc. (a)	147,330	4,830,951
TIBCO Software, Inc. (a)	213,070	5,838,118

		45,670,883

		80,789,064

Health Care - 16.9%
Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (a)	53,100	3,645,846
Amarin Corp. PLC (ADR) (a)	389,390	2,717,942
AVEO Pharmaceuticals, Inc. (a)	134,853	2,279,016
BioMarin Pharmaceutical, Inc. (a)	74,200	2,568,804
InterMune, Inc. (a)	75,190	1,365,450
Ironwood Pharmaceuticals, Inc. (a)	137,830	1,663,608
Onyx Pharmaceuticals, Inc. (a)	31,820	1,403,262
Pharmasset, Inc. (a)	23,256	3,046,304

		18,690,232

Health Care Equipment & Supplies - 3.4%
MAKO Surgical Corp. (a)(b)	108,370	3,121,056
NxStage Medical, Inc. (a)	199,160	3,899,553
Sirona Dental Systems, Inc. (a)	92,834	4,125,543
Volcano Corp. (a)	155,360	3,832,731

		14,978,883

Health Care Providers & Services - 7.9%
AMERIGROUP Corp. (a)	94,820	5,420,860
Catalyst Health Solutions, Inc. (a)	124,910	6,497,818
Centene Corp. (a)	170,870	6,614,378
Healthspring, Inc. (a)	77,820	4,250,528
HMS Holdings Corp. (a)	214,430	6,503,662
Mednax, Inc. (a)	80,983	5,458,254

		34,745,500

Health Care Technology - 1.3%
SXC Health Solutions Corp. (a)	97,419	5,730,185

		74,144,800

Energy - 9.1%
Energy Equipment & Services - 5.0%
FMC Technologies, Inc. (a)	121,430	6,358,075
Nabors Industries Ltd. (a)	253,390	4,545,816
Oceaneering International, Inc.	109,030	5,185,467
Oil States International, Inc. (a)	77,400	5,824,350

		21,913,708

Oil, Gas & Consumable Fuels - 4.1%
Cabot Oil & Gas Corp.	64,240	5,691,022
Concho Resources, Inc./Midland TX (a)	48,640	4,942,797
Range Resources Corp.	36,050	2,585,145
SM Energy Co.	60,333	4,795,870

		18,014,834

		39,928,542

Company	Shares	U.S. $ Value
Financials - 5.4%
Capital Markets - 3.3%
Affiliated Managers Group, Inc. (a)	52,490	4,963,979
Greenhill & Co., Inc. (b)	21,100	813,616
Lazard Ltd.-Class A	171,860	4,437,425
Stifel Financial Corp. (a)	133,141	4,220,570

		14,435,590

Commercial Banks - 2.1%
Iberiabank Corp.	85,572	4,263,197
Signature Bank/New York NY (a)	86,000	5,024,980

		9,288,177

		23,723,767

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.5%
tw telecom, Inc. (a)	343,200	6,448,728

Materials - 1.1%
Chemicals - 1.1%
Solutia, Inc. (a)	313,690	4,993,945

Consumer Staples - 0.6%
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)(b)	55,598	2,915,003

Total Common Stocks (cost $340,565,498)		431,804,530

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(c) (cost $2,873,793)	2,873,793	2,873,793

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $343,439,291)		434,678,323

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
Investment Companies - 2.0%
AllianceBernstein Exchange Reserves-Class I, 0.15% (cost $8,742,700 )	8,742,700	8,742,700

U.S. $ Value
Total Investments - 101.1% (cost $352,181,991) (d)	443,421,023
Other assets less liabilities - (1.1)%	(4,774,836)

Net Assets - 100.0%	$438,646,187

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,203,909 and gross unrealized depreciation of investments was $(15,964,877), resulting in net unrealized appreciation of $91,239,032.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$431,804,530		$	– 0	–	$	– 0	–	$431,804,530
Short-Term Investments	2,873,793			– 0	–		– 0	–	2,873,793
Investments Of Cash Collateral For Securities Loaned	8,742,700			– 0	–		– 0	–	8,742,700

Total Investments in Securities	443,421,023			– 0	–		– 0	–	443,421,023
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$443,421,023		$	– 0	–	$	– 0	–	$443,421,023

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 49.7%
Canada - 2.0%
Canadian Government Bond
1.50%, 11/01/13	CAD	18,880	$18,686,563

United States - 47.7%
U.S. Treasury Notes
0.50%, 8/15/14-10/15/14	U.S.$	49,205	49,378,554
0.625%, 4/30/13		33,270	33,470,152
0.75%, 8/15/13		37,505	37,827,318
1.00%, 8/31/16-10/31/16		60,182	60,454,756
1.375%, 11/15/12-1/15/13		157,201	159,055,020
1.75%, 8/15/12		48,953	49,520,953
2.875%, 1/31/13		62,885	64,862,419

			454,569,172

Total Governments - Treasuries (cost $471,554,683)			473,255,735

ASSET-BACKED SECURITIES - 14.9%
Autos - Fixed Rate - 5.8%
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (a)		8,610	8,787,370
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13		5,475	5,473,540
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16		2,217	2,232,682
Ford Auto Securitization Trust
Series 2011-R3A, Class A1
1.708%, 8/15/13 (a)	CAD	2,881	2,823,167
Ford Credit Auto Lease Trust
Series 2010-B, Class A2
0.75%, 10/15/12 (a)	U.S.$	2,802	2,801,202
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (a)		2,089	2,086,157
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (a)		5,247	5,245,413
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		3,285	3,282,434
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16		7,560	7,701,200
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14		3,628	3,631,418
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A2
0.92%, 2/20/14 (a)		3,988	3,987,907

	Principal Amount (000)	U.S. $ Value
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (a)	4,580	4,576,135
Volkswagen Auto Lease Trust
Series 2010-A, Class A2
0.77%, 1/22/13	3,210	3,211,021

		55,839,646

Credit Cards - Floating Rate - 3.4%
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.309%, 7/15/16 (b)	6,000	5,980,131
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.349%, 5/16/16 (a)(b)	4,135	4,162,785
Discover Card Master Trust
Series 2009-A1, Class A1
1.549%, 12/15/14 (b)	3,835	3,859,026
Series 2009-A2, Class A
1.549%, 2/17/15 (b)	1,320	1,328,360
Series 2010-A1, Class A1
0.898%, 9/15/15 (b)	7,206	7,249,802
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.799%, 1/15/17 (b)	2,700	2,717,867
Penarth Master Issuer PLC
Series 2010-2A, Class A2
1.002%, 12/18/14 (a)(b)	7,390	7,400,062

		32,698,033

Autos - Floating Rate - 2.4%
BMW Floorplan Master Owner Trust
Series 2009-1A, Class A
1.399%, 9/15/14 (a)(b)	4,360	4,387,731
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A
1.899%, 12/15/14 (a)(b)	6,070	6,144,964
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.799%, 10/20/14 (a)(b)	5,438	5,482,370
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.499%, 11/17/14 (a)(b)	3,765	3,788,451
Wheels SPV LLC
Series 2009-1, Class A
1.799%, 3/15/18 (a)(b)	3,123	3,132,359

		22,935,875

Other ABS - Floating Rate - 1.5%
CNH Wholesale Master Note Trust
Series 2009-1A, Class A
1.949%, 7/15/15 (a)(b)	14,000	14,102,067

	Principal Amount (000)	U.S. $ Value
Other ABS - Fixed Rate - 1.4%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	5,068	5,081,284
GE Equipment Small Ticket LLC
Series 2011-1A, Class A2
0.88%, 8/21/13 (a)	3,844	3,842,036
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	247	247,512
Series 2011-A, Class A2
0.64%, 6/16/14	3,915	3,912,556

		13,083,388

Home Equity Loans - Floating Rate - 0.3%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.53%, 4/25/33 (c)	2,027	1,844,120
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.535%, 1/20/36 (b)	981	861,136

		2,705,256

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	1,065	917,089
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)	35	0

		917,089

Total Asset-Backed Securities (cost $142,400,437)		142,281,354

MORTGAGE PASS-THROUGH’S - 9.1%
Agency ARMs - 5.9%
Federal Home Loan Mortgage Corp.
2.459%, 8/01/36 (c)	3,122	3,306,043
2.714%, 6/01/37 (c)	10,798	11,472,553
Series 2005
2.60%, 5/01/35 (c)	3,445	3,650,027
Series 2007
3.162%, 11/01/36 (b)	2,312	2,401,695
5.499%, 1/01/37 (b)	2,206	2,326,063
Federal National Mortgage Association
2.522%, 1/01/36 (c)	1,783	1,893,544
3.441%, 6/01/37 (b)	2,920	3,078,561
4.759%, 10/01/39 (c)	2,938	3,088,280
Series 2003
2.685%, 12/01/33 (c)	918	970,716
Series 2005
2.44%, 2/01/35 (b)	4,702	4,914,169

	Principal Amount (000)	U.S. $ Value
2.74%, 10/01/35 (c)	2,651	2,797,621
Series 2006
2.569%, 5/01/36 (b)	3,434	3,640,360
2.786%, 7/01/36 (c)	2,409	2,548,374
4.173%, 11/01/36 (b)	2,899	3,052,051
Series 2007
5.478%, 2/01/37 (b)	3,048	3,216,272
6.012%, 1/01/37 (b)	1,200	1,234,905
Series 2009
2.833%, 7/01/38 (c)	2,115	2,215,015

		55,806,249

Agency Fixed Rate 30-Year - 2.8%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 7/01/37-9/01/37	1,476	1,613,158
Federal National Mortgage Association
Series 2008
6.00%, 5/01/38-8/01/38	20,385	22,341,222
Series 2010
6.00%, 4/01/40	2,970	3,254,228

		27,208,608

Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
Series 1998
6.00%, 10/01/13-12/01/13	8	8,125
Series 2001
6.00%, 11/01/16	72	78,088
Series 2002
6.00%, 12/01/17	56	60,034
Series 2005
6.00%, 6/01/17-6/01/20	133	144,130
Series 2006
6.00%, 5/01/21-1/01/22	2,411	2,614,525
Series 2007
6.00%, 2/01/22	816	884,109

		3,789,011

Total Mortgage Pass-Through’s (cost $84,492,108)		86,803,868

CORPORATES - INVESTMENT GRADES - 7.7%
Industrial - 6.8%
Capital Goods - 1.0%
Caterpillar Financial Services Corp.
1.375%, 5/20/14	4,990	5,061,661
Eaton Corp.
0.679%, 6/16/14 (b)	2,469	2,469,405
John Deere Capital Corp.
5.25%, 10/01/12	2,030	2,107,225

		9,638,291

Communications - Telecommunications - 1.7%
AT&T, Inc.
4.95%, 1/15/13	2,135	2,229,049

	Principal Amount (000)	U.S. $ Value
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 2/01/14	4,375	4,760,280
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	3,955	4,077,775
Verizon Communications, Inc.
1.25%, 11/03/14	1,685	1,683,172
1.95%, 3/28/14	3,130	3,191,467

		15,941,743

Consumer Cyclical - Automotive - 0.8%
American Honda Finance Corp.
2.375%, 3/18/13 (a)	4,534	4,601,516
Toyota Motor Credit Corp.
1.25%, 11/17/14	3,360	3,352,436

		7,953,952

Consumer Cyclical - Entertainment - 0.1%
Walt Disney Co. (The)
4.50%, 12/15/13	934	1,008,213

Consumer Cyclical - Retailers - 0.3%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	2,595	2,743,743

Consumer Non-Cyclical - 1.2%
Baxter International, Inc.
1.80%, 3/15/13	1,051	1,064,276
Bottling Group LLC
5.00%, 11/15/13	2,669	2,900,891
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	2,109	2,235,063
PepsiCo, Inc.
4.65%, 2/15/13	2,077	2,179,918
Sanofi
1.625%, 3/28/14	2,445	2,485,604

		10,865,752

Energy - 0.3%
ConocoPhillips
4.75%, 2/01/14	2,710	2,935,000

Technology - 1.4%
Cisco Systems, Inc.
1.625%, 3/14/14	4,905	4,997,366
Hewlett-Packard Co.
2.95%, 8/15/12	1,043	1,057,306
Oracle Corp.
4.95%, 4/15/13	2,140	2,261,280
Texas Instruments, Inc.
1.375%, 5/15/14	4,990	5,051,053

		13,367,005

		64,453,699

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.9%
Banking - 0.4%
UnionBanCal Corp.
5.25%, 12/16/13	3,867	3,982,859

Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13	4,791	4,830,507

		8,813,366

Total Corporates - Investment Grades (cost $71,930,807)		73,267,065

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%
Non-Agency Fixed Rate CMBS - 3.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A2
5.408%, 1/15/46	2,987	2,985,409
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,950	5,986,462
Series 2011-C3, Class A1
1.875%, 2/15/46 (a)	5,963	5,983,916
Series 2011-C4, Class A1
1.525%, 7/15/46 (a)	2,801	2,791,341
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	3,076	3,110,053
Morgan Stanley Capital I
Series 2011-C1, Class A1
2.602%, 9/15/47 (a)	5,996	6,082,067
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)	2,746	2,801,481

		29,740,729

Non-Agency Floating Rate CMBS - 1.8%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
0.559%, 3/15/22 (a)(b)	2,500	2,384,187
Commercial Mortgage Pass Through Certificates
Series 2005-FL11, Class D
0.589%, 11/15/17 (a)(b)	831	769,774
Series 2007-FL14, Class C
0.549%, 6/15/22 (a)(b)	2,924	2,645,494
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.719%, 10/15/21 (a)(b)	4,900	4,084,664
Series 2007-TFLA, Class A2
0.369%, 2/15/22 (a)(b)	8,000	7,320,000

		17,204,119

	Principal Amount (000)	U.S. $ Value
Agency CMBS - 0.6%
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	5,410	5,424,800

Total Commercial Mortgage-Backed Securities (cost $54,277,364)		52,369,648

AGENCIES - 4.0%
Agency Debentures - 4.0%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	8,760	8,835,450
Citibank NA - FDIC Insured
1.875%, 5/07/12	9,299	9,372,313
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.25%, 6/15/12	6,800	6,914,240
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	6,000	6,036,582
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	7,493	7,495,443

Total Agencies (cost $38,352,487)		38,654,028

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Agency Fixed Rate - 2.5%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	9,845	10,188,464
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24	5,646	5,910,806
Series 2011-39, Class DA
3.50%, 7/25/24	7,462	7,772,448

		23,871,718

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.58%, 2/25/42 (a)(b)	3,051	2,837,093

Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	581	560,904

Agency Floating Rate - 0.1%
Fannie Mae Whole Loan
Series 2003-W13, Class AV2
0.537%, 10/25/33 (b)	131	127,974
Freddie Mac Reference REMICs
Series R008, Class FK
0.648%, 7/15/23 (b)	387	386,768

		514,742

Total Collateralized Mortgage Obligations (cost $28,036,756)		27,784,457

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 1.4%
United States - 1.4%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS) (cost $13,146,705)	12,557	13,139,324

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Netherlands - 0.7%
Achmea Hypotheekbank NV
0.782%, 11/03/14 (a)(b) (cost $6,454,264)	6,456	6,383,422

SHORT-TERM INVESTMENTS - 5.5%
Certificates of Deposit - 1.4%
Royal Bank of Canada NY
2.25%, 3/15/13 (cost $12,806,935)	12,810	12,995,361

	Shares
Investment Companies - 4.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $39,173,861)	39,173,861	39,173,861

Total Short-Term Investments (cost $51,980,796)		52,169,222

Total Investments - 101.4% (cost $962,626,407) (g)		966,108,123
Other assets less liabilities - (1.4)% (h)		(13,511,788)

Net Assets - 100.0%		$952,596,335

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S.T-Note 2 Yr Futures	972	March 2012	$214,247,505	$214,326,000	$78,495
U.S. T-Note 5 Yr Futures	386	March 2012	47,319,632	47,339,281	19,649
Sold Contracts
U.S. T-Note 10 Yr Futures	119	March 2012	15,479,062	15,391,906	87,156

					$185,300

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
New Zealand Dollar settling 12/14/11	50,752	$37,755,709	$39,598,567	$1,842,858
Sale Contracts
State Street Bank and Trust Co.:
Canadian Dollar settling 1/05/12	21,884	21,196,702	21,437,810	(241,108)
New Zealand Dollar settling 12/14/11	49,520	38,771,012	38,636,852	134,160
New Zealand Dollar settling 12/14/11	1,031	797,596	804,422	(6,826)

				$1,729,084

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate market value of these securities amounted to $134,717,565 or 14.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2011.
(c)	Variable rate coupon, rate shown as of November 30, 2011.
(d)	Fair valued.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of November 30, 2011, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,097,786 and gross unrealized depreciation of investments was $(3,616,070), resulting in net unrealized appreciation of $3,481,716.
(h)	An amount of U.S. $700,120 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2011.

Currency Abbreviations:

CAD	-	Canadian Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FDIC	-	Federal Deposit Insurance Corporation
NCUA	-	National Credit Union Administration
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$473,255,735		$	– 0	–	$473,255,735
Asset-Backed Securities		– 0	–	111,473,554			30,807,800		142,281,354
Mortgage Pass-Through’s		– 0	–	86,803,868			– 0	–	86,803,868
Corporates - Investment Grades		– 0	–	73,267,065			– 0	–	73,267,065
Commercial Mortgage-Backed Securities		– 0	–	26,910,774			25,458,874		52,369,648
Agencies		– 0	–	38,654,028			– 0	–	38,654,028
Collateralized Mortgage Obligations		– 0	–	18,475,654			9,308,803		27,784,457
Inflation-Linked Securities		– 0	–	13,139,324			– 0	–	13,139,324
Governments - Sovereign Agencies		– 0	–	6,383,422			– 0	–	6,383,422
Short-Term Investments		39,173,861		12,995,361			– 0	–	52,169,222

Total Investments in Securities		39,173,861		861,358,785	+		65,575,477		966,108,123
Other Financial Instruments* :
Assets:
Futures Contracts		185,300		– 0	–		– 0	–	185,300
Forward Currency Exchange Contracts		– 0	–	1,977,018			– 0	–	1,977,018
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(247,934)			– 0	–	(247,934)

Total		$39,359,161		$863,087,869			$65,575,477		$968,022,507

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/11	$21,463,661		$30,986,926		$16,186,730
Accrued discounts/(premiums)	842		129		(3,941)
Realized gain (loss)	(8,867,924)		(1,986,863)		(3,568,786)
Change in unrealized appreciation/depreciation	8,384,382		477,826		3,307,961
Purchases	– 0	–	– 0	–	6,260,036
Sales	(4,282,523)		(4,019,144)		(12,873,197)
Transfers in to Level 3	14,109,362		– 0	–	– 0	–

Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/11	$30,807,800		$25,458,874		$9,308,803

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(12,090)		$(688,384)		$(45,772)

	Total
Balance as of 8/31/11	$68,637,317
Accrued discounts/(premiums)	(2,970)
Realized gain (loss)	(14,423,573)
Change in unrealized appreciation/depreciation	12,170,169
Purchases	6,260,036
Sales	(21,174,864)
Transfers in to Level 3	14,109,362
Transfers out of Level 3	– 0	–

Balance as of 11/30/11	$65,575,477

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(746,246)

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGH’S - 25.2%
Agency Fixed Rate 30-Year - 20.6%
Federal Home Loan Mortgage Corp. Gold
4.50%, 12/01/39	U.S.	$ 23,809	$25,097,405
5.50%, 4/01/38		13,860	14,963,109
Series 2006
4.50%, 5/01/36		88	93,359
Series 2007
5.50%, 7/01/35		2,706	2,939,378
Federal National Mortgage Association
3.50%, TBA		19,065	19,444,811
4.00%, TBA		47,405	49,393,787
4.00%, 1/01/41		2,929	3,050,610
5.50%, 1/01/35-6/01/38		17,768	19,286,423
6.00%, 5/01/31-4/01/40		28,513	31,239,929
Series 2003
5.00%, 11/01/33		7,776	8,354,420
5.50%, 4/01/33-7/01/33		8,768	9,543,119
Series 2004
5.50%, 4/01/34-11/01/34		7,325	7,971,538
Series 2005
4.50%, 8/01/35-10/01/35		11,099	11,755,972
5.50%, 2/01/35		1,794	1,952,417
6.00%, 4/01/35		6,018	6,692,069
Series 2006
5.00%, 1/01/36-2/01/36		9,596	10,303,883
Series 2007
4.50%, 9/01/35-8/01/37		8,035	8,520,967
5.50%, 8/01/37		13,308	14,481,076
Series 2008
5.50%, 5/01/38		3,146	3,411,050
6.00%, 3/01/37-5/01/38		19,783	21,743,009
Series 2010
6.00%, 4/01/40		1,729	1,894,731

			272,133,062

Agency Fixed Rate 15-Year - 2.7%
Federal National Mortgage Association
4.50%, TBA		11,145	11,847,657
4.50%, 4/01/26		22,535	23,928,868

			35,776,525

Agency ARMs - 1.9%
Federal Home Loan Mortgage Corp.
2.459%, 8/01/36 (a)		3,245	3,437,075
2.576%, 4/01/36 (a)		4,454	4,717,028
5.224%, 5/01/38 (a)		3,400	3,602,235
Series 2007
5.555%, 2/01/37 (b)		1,486	1,531,559
Federal National Mortgage Association
3.441%, 6/01/37 (b)		3,096	3,263,192
4.759%, 10/01/39 (a)		3,014	3,167,467
Series 2003
2.685%, 12/01/33 (a)		1,273	1,347,010
Series 2006
2.075%, 3/01/36 (a)		816	851,429

	Principal Amount (000)		U.S. $ Value
2.255%, 2/01/36 (a)		1,291	1,356,731
Series 2007
2.459%, 3/01/34 (a)		2,359	2,466,361

			25,740,087

Total Mortgage Pass-Through’s (cost $323,186,496)			333,649,674

GOVERNMENTS - TREASURIES - 24.9%
Mexico - 0.5%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	89,075	7,370,198

United States - 24.4%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	16,860	21,449,090
4.625%, 2/15/40		36,347	47,528,849
U.S. Treasury Notes
1.00%, 8/31/16		124,513	125,174,815
1.50%, 6/30/16		38,645	39,792,293
2.625%, 4/30/16-11/15/20		69,730	74,003,315
3.625%, 2/15/20		12,955	14,824,368

			322,772,730

Total Governments - Treasuries (cost $313,226,813)			330,142,928

CORPORATES - INVESTMENT GRADES - 19.9%
Financial Institutions - 9.3%
Banking - 5.4%
Bank of America Corp.
7.625%, 6/01/19		1,700	1,658,066
Series L
5.65%, 5/01/18		4,350	3,829,040
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		5,410	5,676,448
Capital One Financial Corp.
4.75%, 7/15/21		2,470	2,523,451
Citigroup, Inc.
5.50%, 4/11/13		2,900	2,970,516
6.50%, 8/19/13		2,770	2,882,681
8.50%, 5/22/19		790	914,090
Compass Bank
5.50%, 4/01/20		4,989	4,761,003
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21		1,148	1,060,200
6.00%, 6/15/20		2,700	2,634,976
7.50%, 2/15/19		2,855	3,046,967
JPMorgan Chase & Co.
4.40%, 7/22/20		1,335	1,317,027
4.625%, 5/10/21		857	854,058
Lloyds TSB Bank PLC
4.375%, 1/12/15 (c)		3,820	3,693,054
Macquarie Group Ltd.
4.875%, 8/10/17 (c)		3,420	3,291,815
Morgan Stanley

	Principal Amount (000)	U.S. $ Value
5.45%, 1/09/17	1,615	1,488,741
5.50%, 7/24/20	2,455	2,108,840
6.60%, 4/01/12	960	966,226
Nationwide Building Society
6.25%, 2/25/20 (c)	3,415	3,543,373
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	2,740	2,703,240
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (c)	3,400	3,223,968
Shinhan Bank
4.125%, 10/04/16 (c)	1,260	1,261,090
Societe Generale SA
2.50%, 1/15/14 (c)	1,670	1,563,860
SouthTrust Corp.
5.80%, 6/15/14	3,315	3,545,313
Standard Chartered PLC
6.409%, 1/30/17 (c)	4,800	3,835,930
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	2,048,274
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)	1,580	1,134,863
Union Bank NA
5.95%, 5/11/16	1,005	1,075,267
Wachovia Corp.
5.50%, 5/01/13	1,225	1,297,227

		70,909,604

Finance - 0.4%
General Electric Capital Corp.
4.80%, 5/01/13	2,795	2,919,090
SLM Corp.
Series A
5.375%, 5/15/14	2,085	2,074,906

		4,993,996

Insurance - 2.6%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	1,820	2,046,557
Assurant, Inc.
5.625%, 2/15/14	1,028	1,070,207
Coventry Health Care, Inc.
5.95%, 3/15/17	665	742,717
6.125%, 1/15/15	260	284,325
6.30%, 8/15/14	2,060	2,240,839
Genworth Financial, Inc.
6.515%, 5/22/18	3,748	3,437,553
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)	1,605	1,995,586
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	685	681,518
5.50%, 3/30/20	1,727	1,685,255
Humana, Inc.
6.30%, 8/01/18	369	411,975
6.45%, 6/01/16	285	315,230
7.20%, 6/15/18	610	710,879

	Principal Amount (000)	U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	791	925,442
Markel Corp.
7.125%, 9/30/19	1,685	1,935,389
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)	1,510	2,160,085
MetLife, Inc.
4.75%, 2/08/21	1,085	1,131,669
7.717%, 2/15/19	1,159	1,412,154
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	2,585	2,917,317
Principal Financial Group, Inc.
7.875%, 5/15/14	1,970	2,224,922
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (c)	1,630	1,434,651
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	3,065	3,249,158
XL Group PLC
5.25%, 9/15/14	1,920	2,021,737

		35,035,165

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	2,683	2,777,790

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14	2,600	2,754,820
HCP, Inc.
6.00%, 1/30/17	3,180	3,390,363
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	2,442,769

		8,587,952

		122,304,507

Industrial - 8.1%
Basic - 1.0%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	2,110	2,061,993
ArcelorMittal
6.125%, 6/01/18	3,570	3,407,476
Dow Chemical Co. (The)
8.55%, 5/15/19	1,640	2,065,634
International Paper Co.
5.30%, 4/01/15	2,625	2,805,516
Packaging Corp. of America
5.75%, 8/01/13	1,329	1,420,896
PPG Industries, Inc.
5.75%, 3/15/13	1,642	1,736,550
Teck Resources Ltd.
6.00%, 8/15/40	205	213,856

		13,711,921

Capital Goods - 0.3%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	299	307,251

	Principal Amount (000)	U.S. $ Value
Republic Services, Inc.
3.80%, 5/15/18	85	88,350
5.25%, 11/15/21	1,213	1,355,370
5.50%, 9/15/19	1,768	2,017,185

		3,768,156

Communications - Media - 1.6%
CBS Corp.
5.75%, 4/15/20	1,410	1,546,314
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,906	2,640,536
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	1,870	1,883,840
4.75%, 10/01/14	1,200	1,298,062
News America, Inc.
6.55%, 3/15/33	1,383	1,481,896
9.25%, 2/01/13	670	724,826
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	2,894	3,501,592
Time Warner Cable, Inc.
7.50%, 4/01/14	1,325	1,483,780
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,680	3,433,396
WPP Finance UK
5.875%, 6/15/14	376	401,952
8.00%, 9/15/14	2,616	2,941,964

		21,338,158

Communications - Telecommunications - 0.9%
American Tower Corp.
5.05%, 9/01/20	2,750	2,755,563
AT&T Corp.
8.00%, 11/15/31	295	394,896
AT&T, Inc.
4.45%, 5/15/21	1,694	1,787,544
Telecom Italia Capital SA
6.175%, 6/18/14	2,510	2,407,266
6.375%, 11/15/33	375	271,934
7.175%, 6/18/19	1,450	1,309,541
United States Cellular Corp.
6.70%, 12/15/33	3,150	3,099,383

		12,026,127

Consumer Cyclical - Automotive - 0.2%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)	2,465	2,664,384

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	1,460	1,532,784
7.625%, 4/15/31	2,810	3,449,618
Viacom, Inc.
5.625%, 9/15/19	2,895	3,202,524

		8,184,926

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	3,270	3,383,731

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	1,460	1,741,231

Consumer Non-Cyclical - 0.9%
Ahold Finance USA LLC
6.875%, 5/01/29	3,105	4,036,140
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	481	499,360
5.875%, 5/15/13	2,720	2,841,723
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	3,480	3,688,831
Delhaize Group SA
5.875%, 2/01/14	775	843,627

		11,909,681

Energy - 0.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	735	821,986
6.45%, 9/15/36	877	977,154
Marathon Petroleum Corp.
3.50%, 3/01/16	448	448,789
5.125%, 3/01/21	760	774,224
Nabors Industries, Inc.
9.25%, 1/15/19	2,393	2,927,670
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,683,262
Noble Holding International Ltd.
4.90%, 8/01/20	251	267,945
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	1,540	1,971,179

		11,872,209

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (c)	3,341	2,789,735

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20	505	548,358
Computer Sciences Corp.
5.50%, 3/15/13	2,290	2,359,557
Motorola Solutions, Inc.
7.50%, 5/15/25	290	336,464
Xerox Corp.
8.25%, 5/15/14	310	351,468

		3,595,847

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,695	1,812,199
5.75%, 12/15/16	1,115	1,232,402

		3,044,601

	Principal Amount (000)	U.S. $ Value
Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)	3,375	3,282,859
Con-way, Inc.
6.70%, 5/01/34	2,144	2,126,149
Ryder System, Inc.
5.85%, 11/01/16	930	1,065,844
7.20%, 9/01/15	908	1,072,419

		7,547,271

		107,577,978

Utility - 1.8%
Electric - 1.1%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)	1,610	1,763,439
Constellation Energy Group, Inc.
5.15%, 12/01/20	2,700	2,844,893
FirstEnergy Corp.
Series C
7.375%, 11/15/31	2,291	2,686,415
Nisource Finance Corp.
6.80%, 1/15/19	3,445	4,008,915
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)	1,447	1,539,390
TECO Finance, Inc.
4.00%, 3/15/16	745	782,193
5.15%, 3/15/20	915	1,007,436
Union Electric Co.
6.70%, 2/01/19	315	383,420

		15,016,101

Natural Gas - 0.7%
Energy Transfer Partners LP
6.70%, 7/01/18	972	1,074,999
7.50%, 7/01/38	2,264	2,554,118
EQT Corp.
8.125%, 6/01/19	1,707	1,943,092
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	1,340	1,326,681
Williams Partners LP
5.25%, 3/15/20	2,198	2,391,472

		9,290,362

		24,306,463

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21 (c)	2,635	2,721,955
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)	2,413	2,533,650
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)	3,300	3,267,000

		8,522,605

Total Corporates - Investment Grades (cost $251,719,970)		262,711,553

	Principal Amount (000)		U.S. $ Value
AGENCIES - 9.1%
Agency Debentures - 9.1%
Federal Farm Credit Bank
0.307%, 4/26/13 (b)		47,120	47,181,162
Federal National Mortgage Association
6.25%, 5/15/29		8,460	11,705,933
6.625%, 11/15/30		23,645	34,306,767
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		32,305	26,667,260

Total Agencies (cost $110,046,195)			119,861,122

ASSET-BACKED SECURITIES - 7.2%
Autos - Fixed Rate - 3.6%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		5,100	5,092,906
Series 2011-4, Class A2
0.92%, 3/09/15		2,250	2,247,650
Series 2011-5, Class A2
1.19%, 8/08/15		1,592	1,591,990
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13		5,790	5,788,456
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD	4,552	4,451,205
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	5,550	5,544,242
Series 2011-B, Class A2
0.82%, 1/15/14		2,257	2,256,882
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)		2,315	2,309,033
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (c)		2,173	2,170,043
Santander Drive Auto Receivables Trust
Series 2011-4, Class A2
1.37%, 3/16/15		1,841	1,840,661
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)		4,730	4,726,008
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		3,414	3,413,629

	Principal Amount (000)	U.S. $ Value
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13	6,705	6,700,099

		48,132,804

Credit Cards - Floating Rate - 1.9%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.419%, 4/17/17 (b)	6,685	6,685,187
Capital One Multi-Asset Execution Trust
Series 2006-A12, Class A
0.309%, 7/15/16 (b)	5,500	5,481,786
Chase Issuance Trust
Series 2008-A10, Class A
10 0.999%, 8/17/15 (b)	5,500	5,560,798
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.799%, 1/15/17 (b)	2,830	2,848,728
Series 2011-2, Class A
0.729%, 5/15/19 (b)	5,020	5,020,668

		25,597,167

Autos - Floating Rate - 0.9%
Ford Credit Floorplan Master Owner Trust
Series 2009-2, Class A
1.799%, 9/15/14 (b)	7,360	7,424,036
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.407%, 10/25/16 (b)(c)	1,703	1,703,022
Wheels SPV LLC
Series 2009-1, Class A
1.799%, 3/15/18 (b)(c)	3,123	3,132,359

		12,259,417

Other ABS - Fixed Rate - 0.6%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	2,799	2,806,393
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	1,408	1,405,438
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14	4,140	4,137,416

		8,349,247

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.37%, 12/25/32	492	404,138

	Principal Amount (000)	U.S. $ Value
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	480	408,683

		812,821

Home Equity Loans - Floating Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M
1 0.527%, 5/25/37 (b)(d)	3,715	111,189
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.515%, 1/20/35 (b)	672	594,326
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.487%, 2/25/37 (b)(d)	1,785	12,860

		718,375

Total Asset-Backed Securities (cost $101,665,944)		95,869,831

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Non-Agency Fixed Rate CMBS - 3.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A2
5.56%, 10/15/48	6,536	6,633,001
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	3,272,945
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	6,475	6,757,685
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
6.005%, 6/15/49	9,364	9,766,203
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.497%, 6/15/29	6,015	6,472,002
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.097%, 6/12/46	3,075	3,409,216
Series 2006-3, Class A4
5.414%, 7/12/46	6,885	7,495,376

		43,806,428

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	4,653	4,889,597

	Principal Amount (000)	U.S. $ Value
Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (b)(c)	1,855	1,785,000

Total Commercial Mortgage-Backed Securities (cost $48,443,877)		50,481,025

INFLATION-LINKED SECURITIES - 3.0%
United States - 3.0%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS)	38,263	40,038,421

(cost $40,017,264)
QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (c)	1,990	2,141,638

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)	3,390	3,762,480

Russia - 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (c)	2,782	3,004,560

South Korea - 0.0%
Korea National Oil Corp.
4.00%, 10/27/16 (c)	572	584,643

Total Quasi-Sovereigns (cost $8,597,085)		9,493,321

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Germany - 0.2%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	2,695	3,158,306

United Kingdom - 0.5%
Royal Bank of Scotland PLC (The)
2.625%, 5/11/12 (c)	6,000	6,048,372

Total Governments - Sovereign Agencies (cost $8,754,849)		9,206,678

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Non-Agency Fixed Rate - 0.3%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
2.555%, 2/25/36	2,647	1,433,031
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.018%, 5/25/35	1,811	1,567,548

	Principal Amount (000)	U.S. $ Value
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.436%, 5/25/36	1,420	614,201

		3,614,780

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.218%, 12/25/35 (b)	943	553,561
Series 2006-OA14, Class 3A1
1.068%, 11/25/46 (b)	4,139	1,700,264
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class M1
0.787%, 2/25/35 (b)(d)	2,819	159,200

		2,413,025

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (b)	2,661	1,655,593

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.811%, 5/28/35	392	281,270

Total Collateralized Mortgage Obligations (cost $16,820,873)		7,964,668

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (c)	2,944	2,936,640

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (c)	2,038	2,405,117

Total Governments - Sovereign Bonds (cost $5,133,353)		5,341,757

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $3,378,713)	3,310	3,961,574

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development
9.25%, 7/15/17
(cost $2,916,382)	2,340	3,280,755

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
BankAmerica Capital II
Series 2
8.00%, 12/15/26
(cost $2,010,683)	1,950	1,813,500

	Shares
SHORT-TERM INVESTMENTS - 9.7%
Investment Companies - 6.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(e) (cost $88,203,289)	88,203,289	88,203,289

	Principal Amount (000)
Governments - Treasuries - 3.0%
Japan Treasury Discount Bill
Series 236
0.01%, 2/20/12	JPY 3,100,000	39,960,386

Total Short-Term Investments (cost $128,506,633)		128,163,675

Total Investments - 105.9% (cost $1,364,425,130) (f)		1,401,980,481
Other assets less liabilities - (5.9)% (g)(h)		(78,182,495)

Net Assets - 100.0%		$1,323,797,986

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	143	March 2012	$31,517,628	$31,531,500	$(13,872)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 2/22/12	3,100,000	$40,417,210	$40,037,813	$379,397

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
HSBC BankUSA:
Canadian Dollar settling 1/05/12	4,546	$4,401,080	$4,453,297	$(52,217)
Euro settling 1/13/12	698	937,756	937,772	(16)
UBS AG:
Euro settling 12/19/11	1,445	1,956,116	1,941,393	14,723

				$341,887

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2011	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services Inc.:
CDX-NAIGS17V1-5 Year, 12/20/16*	(1.00)%	1.28%		$20,120	$224,680	$379,097	$(154,417)
ITRAXX-FINSENS16V1-5 Year, 12/20/16*	(1.00)	3.00	EUR	21,620	2,465,058	2,562,061	(97,003)

							$(251,420)

*	Termination date

(a)	Variable rate coupon, rate shown as of November 30, 2011.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2011.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate market value of these securities amounted to $95,774,206 or 7.2% of net assets.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,524,900 and gross unrealized depreciation of investments was $(20,969,549), resulting in net unrealized appreciation of $37,555,351.
(g)	An amount of U.S. $71,500 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2011.
(h)	An amount of $3,329,353 has been segregated to collateralize open credit default swap agreements for the Intermediate Duration Bond Portfolio.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Mortgage Pass-Through’s	$	– 0	–	$333,649,674		$	– 0	–	$333,649,674
Governments - Treasuries		– 0	–	330,142,928			– 0	–	330,142,928
Corporates - Investment Grades		– 0	–	262,711,553			– 0	–	262,711,553
Agencies		– 0	–	119,861,122			– 0	–	119,861,122
Asset-Backed Securities		– 0	–	85,989,388			9,880,443		95,869,831
Commercial Mortgage-Backed Securities		– 0	–	38,929,822			11,551,203		50,481,025
Inflation-Linked Securities		– 0	–	40,038,421			– 0	–	40,038,421
Governments - Sovereign Agencies		– 0	–	9,493,321			– 0	–	9,493,321
Quasi-Sovereigns		– 0	–	9,206,678			– 0	–	9,206,678
Collateralized Mortgage Obligations		– 0	–	281,270			7,683,398		7,964,668
Governments - Sovereign Bonds		– 0	–	5,341,757			– 0	–	5,341,757
Local Governments - Municipal Bonds		– 0	–	3,961,573			– 0	–	3,961,573
Supranationals		– 0	–	3,280,755			– 0	–	3,280,755
Corporates - Non-Investment Grade		– 0	–	1,813,500			– 0	–	1,813,500
Short-Term Investments		88,203,289		39,960,386			– 0	–	128,163,675

Total Investments in Securities		88,203,289		1,284,662,148			29,115,044		1,401,980,481
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	394,120			– 0	–	394,120
Liabilities:
Futures Contracts		(13,872)		– 0	–		– 0	–	(13,872)
Forward Currency Exchange Contracts		– 0	–	(52,233)			– 0	–	(52,233)
Credit Default Swap Contracts		– 0	–	(251,420)			– 0	–	(251,420)

Total		$88,189,417		$1,284,752,615			$29,115,044		$1,402,057,076

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/11	$8,643,573	$18,537,925		$9,320,078
Accrued discounts/(premiums)	158	(20,675)		128
Realized gain (loss)	4	431,694		(886,627)
Change in unrealized appreciation/depreciation	(37,276)	(478,788)		706,232
Purchases	1,407,710	–	0 –	–	0 –
Sales	(133,726)	(6,918,953)		(1,456,413)

Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/11	$9,880,443		$11,551,203		$7,683,398

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(37,276)		$(109,938)		$(141,370)

	Total
Balance as of 8/31/11	$36,501,576
Accrued discounts/(premiums)	(20,389)
Realized gain (loss)	(454,929)
Change in unrealized appreciation/depreciation	190,168
Purchases	1,407,710
Sales	(8,509,092)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/11	$29,115,044

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(288,584)

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 96.9%
United States - 96.9%
U.S. Treasury Inflation Index
0.50%, 4/15/15 (TIPS)	U.S.$	8,129	$8,538,255
0.625%, 7/15/21 (TIPS) (a)		57,749	61,245,405
1.125%, 1/15/21 (TIPS)		13,649	15,119,198
1.25%, 7/15/20 (TIPS) (a)		46,149	51,848,685
1.375%, 1/15/20 (TIPS) (a)		41,473	46,965,271
1.625%, 1/15/15 (TIPS) (a)		58,239	63,147,986
1.625%, 1/15/18 (TIPS)		53,510	60,913,075
1.875%, 7/15/13-7/15/19 (TIPS)		68,434	75,297,311
1.875%, 7/15/15 (TIPS) (a)		81,450	90,257,236
2.00%, 7/15/14 (TIPS) (a)		75,202	81,393,950
2.00%, 1/15/16 (TIPS)		5,367	6,023,404
2.125%, 1/15/19 (TIPS) (a)		26,296	31,165,428
2.375%, 1/15/17 (TIPS) (a)(b)		59,564	69,415,564
2.375%, 1/15/25 (TIPS)		1,204	1,521,533
2.625%, 7/15/17 (TIPS)		4,981	5,949,659

Total Inflation-Linked Securities (cost $613,897,791)			668,801,960

CORPORATES - INVESTMENT GRADES - 15.0%
Industrial - 6.2%
Basic - 0.5%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		980	957,703
ArcelorMittal
6.125%, 6/01/18		1,570	1,498,526
Dow Chemical Co. (The)
8.55%, 5/15/19		637	802,322

			3,258,551

Capital Goods - 0.5%
CRH Finance BV
7.375%, 5/28/14	EUR	1,100	1,615,914
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	1,675	1,871,595

			3,487,509

Communications - Media - 1.2%
CBS Corp.
5.75%, 4/15/20		610	668,973
Comcast Corp.
5.15%, 3/01/20		1,745	1,940,203
News America, Inc.
6.15%, 3/01/37		669	700,490
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		1,340	1,621,331
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,606,962
WPP Finance UK
5.875%, 6/15/14		1,565	1,673,018

			8,210,977

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.8%
American Tower Corp.
5.05%, 9/01/20		1,355	1,357,741
Koninklijke KPN NV
5.00%, 11/13/12	EUR	1,185	1,641,296
Telecom Italia Capital SA
6.375%, 11/15/33	U.S.$	1,165	844,809
United States Cellular Corp.
6.70%, 12/15/33		1,715	1,687,442

			5,531,288

Consumer Cyclical - Automotive - 0.2%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		1,640	1,772,653

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		1,495	1,731,778

Consumer Cyclical - Other - 0.5%
Carnival PLC
4.25%, 11/27/13	EUR	1,225	1,686,587
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	U.S.$	1,700	1,759,126

			3,445,713

Consumer Non-Cyclical - 0.5%
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,671,455
Delhaize Group SA
5.875%, 2/01/14		1,515	1,649,155

			3,320,610

Energy - 0.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16		430	480,890
Marathon Petroleum Corp.
3.50%, 3/01/16		230	230,405
5.125%, 3/01/21		390	397,299
Nabors Industries, Inc.
9.25%, 1/15/19		1,064	1,301,731
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,765,594

			4,175,919

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		249	270,379
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,786,742
Xerox Corp.
8.25%, 5/15/14		1,425	1,615,618

			3,672,739

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.75%, 12/15/16		1,615	1,785,048

Transportation - Services - 0.4%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		950	961,460
Ryder System, Inc.
3.15%, 3/02/15		1,105	1,132,274
5.85%, 11/01/16		630	722,023

			2,815,757

			43,208,542

Financial Institutions - 5.8%
Banking - 2.6%
Bank of America Corp.
5.625%, 7/01/20		705	622,058
Bank of Scotland PLC
5.625%, 5/23/13	EUR	1,190	1,624,895
Barclays Bank PLC
5.45%, 9/12/12	U.S.$	1,535	1,572,041
BBVA Senior Finance SAU
Series G
3.625%, 5/14/12	EUR	1,200	1,611,606
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	1,445	1,580,212
Citigroup, Inc.
5.50%, 4/11/13		865	886,033
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		685	668,503
JPMorgan Chase & Co.
4.40%, 7/22/20		715	705,374
Macquarie Group Ltd.
7.625%, 8/13/19 (c)		1,470	1,492,000
Morgan Stanley
5.50%, 7/24/20		740	635,659
National Capital Trust II
5.486%, 3/23/15 (c)		1,090	980,285
Royal Bank of Scotland PLC (The)
3.25%, 1/11/14		1,715	1,669,504
Shinhan Bank
4.125%, 10/04/16 (c)		690	690,597
UBS AG/Stamford CT
5.875%, 7/15/16		1,610	1,634,578
Union Bank NA
5.95%, 5/11/16		1,675	1,792,113

			18,165,458

Finance - 0.1%
SLM Corp.
Series A
5.375%, 1/15/13		925	938,405

Insurance - 2.8%
Allstate Corp. (The)
6.125%, 5/15/37		1,545	1,390,500

	Principal Amount (000)	U.S. $ Value
American International Group, Inc.
6.40%, 12/15/20	1,660	1,624,431
Genworth Financial, Inc.
6.515%, 5/22/18	1,530	1,403,270
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	760	653,605
Humana, Inc.
7.20%, 6/15/18	1,520	1,771,370
Lincoln National Corp.
8.75%, 7/01/19	1,350	1,579,453
Markel Corp.
7.125%, 9/30/19	1,628	1,869,919
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	1,585	1,709,025
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	1,410	1,591,264
Principal Financial Group, Inc.
7.875%, 5/15/14	1,280	1,445,635
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (c)	760	668,917
Swiss Re Capital I LP
6.854%, 5/25/16 (c)	1,815	1,577,917
XL Group PLC
5.25%, 9/15/14	1,590	1,674,251

		18,959,557

REITS - 0.3%
HCP, Inc.
5.375%, 2/01/21	1,757	1,813,930

		39,877,350

Utility - 2.4%
Electric - 1.0%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)	1,355	1,484,137
Constellation Energy Group, Inc.
5.15%, 12/01/20	1,775	1,870,254
Nisource Finance Corp.
6.15%, 3/01/13	1,530	1,610,082
Ohio Power Co. Series F
5.50%, 2/15/13	350	367,771
TECO Finance, Inc.
4.00%, 3/15/16	1,680	1,763,872

		7,096,116

Natural Gas - 1.4%
DCP Midstream LLC
9.75%, 3/15/19 (c)	1,290	1,680,946
Energy Transfer Partners LP
6.125%, 2/15/17	1,645	1,796,578
EQT Corp.
8.125%, 6/01/19	1,385	1,576,557
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	716	708,883
Spectra Energy Capital LLC
8.00%, 10/01/19	1,395	1,730,465

	Principal Amount (000)		U.S. $ Value
Williams Partners LP
3.80%, 2/15/15		1,660	1,738,631

			9,232,060

			16,328,176

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21 (c)		1,350	1,394,550
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		1,292	1,356,600
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		1,695	1,678,050

			4,429,200

Total Corporates - Investment Grades (cost $103,706,872)			103,843,268

GOVERNMENTS - SOVEREIGN AGENCIES - 7.3%
Australia - 0.4%
Suncorp-Metway Ltd.
1.903%, 7/16/12 (c)(d)		2,600	2,622,888

Netherlands - 2.0%
NIBC Bank NV
3.125%, 2/17/12	EUR	5,050	6,812,398
SNS Bank NV
2.875%, 1/30/12		5,090	6,857,849

			13,670,247

United Kingdom - 1.3%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	1,465	2,310,081
Skipton Building Society
2.00%, 4/05/12		1,485	2,337,140
West Bromwich Building Society
2.00%, 4/05/12		1,490	2,345,640
Yorkshire Building Society
2.00%, 3/30/12		1,490	2,343,897

			9,336,758

United States - 3.6%
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11	EUR	18,510	24,876,106

Total Governments - Sovereign Agencies (cost $48,853,717)			50,505,999

ASSET-BACKED SECURITIES - 6.5%
Autos - Fixed Rate - 3.1%
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14	U.S.$	2,690	2,686,258
Series 2011-4, Class A2
0.92%, 3/09/15		1,200	1,198,747

	Principal Amount (000)	U.S. $ Value
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16	825	824,504
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	2,940	2,936,950
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14	3,120	3,192,804
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)	1,240	1,236,804
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (c)	1,177	1,175,398
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (c)	2,396	2,394,128
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (c)	2,190	2,189,824
Santander Drive Auto Receivables Trust
Series 2011-4, Class A2
1.37%, 3/16/15	923	922,830
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)	2,440	2,437,941

		21,196,188

Credit Cards - Floating Rate - 2.2%
American Express Credit Account Master Trust
Series 2007-8, Class A
0.549%, 5/15/15 (d)	3,676	3,683,579
Series 2011-1, Class A
0.419%, 4/17/17 (d)	3,350	3,350,094
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.799%, 1/15/17 (d)	1,495	1,504,893
Series 2011-2, Class A
0.729%, 5/15/19 (d)	2,625	2,625,349
Penarth Master Issuer PLC
Series 2010-2A, Class A2
1.002%, 12/18/14 (c)(d)	4,090	4,095,569

		15,259,484

Autos - Floating Rate - 0.9%
Ford Credit Floorplan Master Owner Trust
Series 2009-2, Class A
1.799%, 9/15/14 (d)	3,845	3,878,453
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.499%, 11/17/14 (c)(d)	2,075	2,087,925

		5,966,378

	Principal Amount (000)	U.S. $ Value
Other ABS - Fixed Rate - 0.3%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	1,413	1,417,085
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	707	705,940

		2,123,025

Total Asset-Backed Securities (cost $44,574,358)		44,545,075

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Non-Agency Fixed Rate CMBS - 2.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A2
5.56%, 10/15/48	3,366	3,416,031
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,350	3,577,281
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,255	2,422,671
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.067%, 6/15/38	3,220	3,566,987
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	3,266	3,302,696
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	3,265	3,554,452

		19,840,118

Agency CMBS - 0.5%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19	3,174	3,277,119

Total Commercial Mortgage-Backed Securities (cost $22,167,005)		23,117,237

MORTGAGE PASS-THROUGH’S - 3.3%
Agency ARMs - 1.8%
Federal Home Loan Mortgage Corp.
4.121%, 10/01/39 (e)	1,694	1,775,901
5.224%, 5/01/38 (e)	1,755	1,859,218
Federal National Mortgage Association
3.967%, 10/01/37 (e)	3,187	3,382,009
4.759%, 10/01/39 (e)	1,695	1,781,700
5.061%, 8/01/38 (d)	3,125	3,316,535

		12,115,363

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 30-Year - 1.5%
Federal National Mortgage Association
3.50%, TBA		10,470	10,678,582

Total Mortgage Pass-Through’s (cost $22,820,875)			22,793,945

SUPRANATIONALS - 1.0%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	5,675	3,172,427
European Investment Bank
0.829%, 3/05/12 (d)	U.S.$	3,500	3,503,059

Total Supranationals (cost $6,653,236)			6,675,486

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		1,083	1,069,462

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (c)		1,328	1,429,194

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		1,500	1,664,814

Russia - 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (c)		1,531	1,653,480

South Korea - 0.1%
Korea National Oil Corp.
4.00%, 10/27/16 (c)		366	374,090

Total Quasi-Sovereigns (cost $6,313,978)			6,191,040

GOVERNMENTS-TREASURIES - 0.6%
Mexico - 0.6%
Mexican Bonos
Series M
8.00%, 6/11/20
(cost $3,833,583)	MXN	46,332	3,833,583

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (c) (cost $1,429,842)	1,445	1,441,387

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed - Income Shares, Inc. - Government STIF Portfolio, 0.09% (f) (cost $3,966,125)	3,966,125	3,966,125

Total Investments - 135.6% (cost $878,217,382) (g)		935,715,105
Other assets less liabilities - (35.6)% (h)		(245,536,090)

Net Assets - 100.0%		$690,179,015

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 5 Yr Futures	423	March 2012	51,835,493	51,876,984	(41,491)
U.S. T-Bond 30 Yr Futures	34	March 2012	$4,898,598	$4,806,750	$91,848
U.S. T-Note 10 Yr Futures	38	March 2012	4,924,519	4,915,063	9,456

					$59,813

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International:
Brazilian Real settling 12/02/11	6,125	$3,307,151	$3,386,979	$79,828
Brazilian Real settling 12/02/11	6,125	3,382,209	3,386,978	4,769
Sale Contracts
Citibank N.A.:
Great British Pound settling 12/19/11	5,981	9,574,026	9,382,068	191,958
Deutsche Bank AG London:
Euro settling 12/19/11	36,447	49,244,640	48,982,762	261,878
Goldman Sachs International:
Brazilian Real settling 12/02/11	6,125	3,453,729	3,386,979	66,750
Brazilian Real settling 12/02/11	6,125	3,382,209	3,386,978	(4,769)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Brazilian Real settling 1/04/12	6,125	$3,283,042	$3,362,066	$(79,024)

				$521,390

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$33,270	6/7/13	0.627%	3 Month LIBOR	$(78,809)
Barclays Bank PLC	50,940	11/17/13	1.059%	3 Month LIBOR	(421,563)
JPMorgan Chase Bank, N.A.	8,040	5/17/21	3.268%	3 Month LIBOR	(801,135)

					$(1,301,507)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2011	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services Inc.:
ITRAXX-FINSENS16V1-5 Year Index, 12/20/16*	(1.00)%	3.00%	EUR	9,040	$1,030,667	$1,071,278	$(40,611)
UBS AG:
CDX - IG Series 17 5 Year Index, 12/20/16*	(1.00)	1.28	USD	10,030	112,005	137,339	(25,334)

							$(65,945)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at November 30, 2011
Bank of America+	0.18%	—	82,287,728
Bank of America	0.19%	2/07/12	32,566,625
Bank of America	0.22%	4/11/12	27,867,347

Broker	Interest Rate	Maturity	U.S. $ Value at November 30, 2011
Barclays+	0.13%	—	4,220,252
Barclays Bank	0.17%	1/05/12	42,742,351
Nomura	0.17%	12/07/11	$49,166,748

			$238,851,051

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on November 30, 2011.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $240,265,493.
(b)	Position, or a portion thereof, has been segregated to collateralize interest rate and credit default swaps. The aggregate market value of these securities amounted to $1,759,740.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate market value of these securities amounted to $43,202,280 or 6.3% of net assets.
(d)	Floating Rate Security. Stated interest rate was in effect at November 30, 2011.
(e)	Variable rate coupon, rate shown as of November 30, 2011.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,847,154 and gross unrealized depreciation of investments was $(2,349,431), resulting in net unrealized appreciation of $57,497,723.
(h)	An amount of U.S. 508,500 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2011.

Currency Abbreviations:

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation - Linked Securities	$	– 0	–	$668,801,960		$	– 0	–	$668,801,960
Corporates - Investment Grades		– 0	–	103,843,268			– 0	–	103,843,268
Governments - Sovereign Agencies		– 0	–	50,505,999			– 0	–	50,505,999
Asset-Backed Securities		– 0	–	42,422,050			2,123,025		44,545,075
Commercial Mortgage-Backed Securities		– 0	–	23,117,237			– 0	–	23,117,237
Mortgage Pass-Through’s		– 0	–	22,793,945			– 0	–	22,793,945
Supranationals		– 0	–	6,675,486			– 0	–	6,675,486
Quasi-Sovereigns		– 0	–	6,191,040			– 0	–	6,191,040
Governments - Treasuries		– 0	–	3,833,583			– 0	–	3,833,583
Governments - Sovereign Bonds		– 0	–	1,441,387			– 0	–	1,441,387
Short-Term Investments		3,966,125		– 0	–		– 0	–	3,966,125

Total Investments in Securities		3,966,125		929,625,955	+		2,123,025		935,715,105
Other Financial Instruments* :
Assets:
Futures Contracts		101,304		– 0	–		– 0	–	101,304
Forward Currency Exchange Contracts		– 0	–	605,183			– 0	–	605,183
Liabilities:
Futures Contracts		(41,491)		– 0	–		– 0	–	(41,491)
Forward Currency Exchange Contracts		– 0	–	(83,793)			– 0	–	(83,793)
Interest Rate Swap Contracts		– 0	–	(1,301,507)			– 0	–	(1,301,507)
Credit Default Swap Contracts		– 0	–	(65,945)			– 0	–	(65,945)

Total		$4,025,938		$928,779,893			$2,123,025		$934,928,856

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commerical Mortgage - Backed Securities		Total
Balance as of 08/31/11	$1,473,812		4,871,181		$6,344,993
Accrued discounts/(premiums)	5		($2,990)		($2,985)
Realized gain (loss)	2		($49,938)		($49,936)
Change in unrealized appreciation/depreciation	(4,209)		$26,880		22,671
Purchases	707,081		– 0	–	$707,081
Sales	(53,666)		($4,845,133)		($4,898,799)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/11	$2,123,025		– 0	–	$2,123,025

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(4,209)		– 0	–	$(4,209)

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

November 30, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 25.2%
United States - 25.2%
U.S. Treasury Bonds
3.75%, 8/15/41	$1,750	$1,991,171
4.25%, 5/15/39	4,670	5,758,694
4.375%, 5/15/40	6,055	7,623,620
6.25%, 5/15/30	5,990	9,047,709
6.75%, 8/15/26	4,625	7,003,984
7.25%, 5/15/16	7,835	10,063,689
7.625%, 2/15/25	3,340	5,309,558
8.125%, 8/15/21	3,380	5,230,023
8.75%, 8/15/20	5,645	8,822,074
10.625%, 8/15/15	1,845	2,525,919
U.S. Treasury Notes
0.75%, 8/15/13	14,618	14,743,930
1.25%, 2/15/14	2,040	2,082,714
1.375%, 10/15/12	23,395	23,647,222
1.75%, 5/31/16	8,745	9,110,515
1.875%, 9/30/17	850	882,074
2.50%, 4/30/15-6/30/17	16,986	18,184,246
2.625%, 6/30/14	9,825	10,399,153
2.75%, 2/15/19	7,610	8,233,069
3.125%, 5/15/21	6,132	6,730,458
3.25%, 6/30/16	910	1,009,816
3.50%, 5/31/13-5/15/20	22,114	23,730,263
3.625%, 12/31/12 (a)	16,005	16,602,276
3.75%, 11/15/18	5,335	6,137,752
4.25%, 8/15/14-8/15/15	17,855	19,987,123
4.625%, 2/15/17	6,907	8,175,859
4.875%, 8/15/16	1,325	1,570,850

Total Governments - Treasuries (cost $232,977,286)		234,603,761

Company	Shares
COMMON STOCKS - 4.7%
Financials - 1.1%
Capital Markets - 0.1%
3i Group PLC	1,594	4,775
Credit Suisse Group AG (b)	4,049	97,725
Daiwa Securities Group, Inc.	6,000	20,161
Deutsche Bank AG	3,298	128,863
ICAP PLC	3,801	21,260
Julius Baer Group Ltd. (b)	1,531	54,823
Macquarie Group Ltd.	1,789	44,811
Man Group PLC	10,801	24,208
Nomura Holdings, Inc.	12,500	41,520
Ratos AB	793	9,238
SBI Holdings, Inc./Japan	32	2,615
Schroders PLC	920	19,460
UBS AG (b)	12,914	159,029

		628,488

Company	Shares	U.S. $ Value
Commercial Banks - 0.4%
Alpha Bank AE (b)	2,603	2,397
Aozora Bank Ltd.	8,000	21,431
Australia & New Zealand Banking Group Ltd.	9,214	195,763
Banco Bilbao Vizcaya Argentaria SA	15,343	129,245
Banco de Sabadell SA	3,946	13,203
Banco Espirito Santo SA (c)	2,894	4,454
Banco Popular Espanol SA (c)	3,446	14,715
Banco Santander SA	29,949	224,804
Bank Leumi Le-Israel BM	10,439	30,556
Bank of Cyprus PLC	3,017	2,166
Bank of Kyoto Ltd. (The)	2,000	17,396
Bank of Yokohama Ltd. (The)	4,000	19,084
Bankia SAU (b)	3,074	15,366
Bankinter SA (c)	1,025	5,761
Barclays PLC	41,085	118,354
BNP Paribas SA	3,403	135,467
BOC Hong Kong Holdings Ltd.	13,000	29,798
CaixaBank	2,652	13,591
Chiba Bank Ltd. (The)	4,000	26,091
Chugoku Bank Ltd. (The)	1,000	13,819
Commerzbank AG (b)	12,698	23,866
Commonwealth Bank of Australia	5,531	276,960
Credit Agricole SA	6,107	39,257
Danske Bank A/S (b)	2,314	32,311
DBS Group Holdings Ltd.	6,000	59,667
Dexia SA (b)(c)	5,902	2,993
DnB NOR ASA	3,468	35,465
Erste Group Bank AG	671	11,640
Fukuoka Financial Group, Inc.	7,000	28,852
Hang Seng Bank Ltd.	2,700	33,312
Hokuhoku Financial Group, Inc.	4,000	7,811
HSBC Holdings PLC	63,223	493,168
Intesa Sanpaolo SpA	35,753	59,385
Joyo Bank Ltd. (The)	6,000	26,084
KBC Groep NV	572	6,407
Lloyds Banking Group PLC (b)	146,317	57,258
Mitsubishi UFJ Financial Group, Inc.	45,200	197,977
Mizuho Financial Group, Inc.	80,903	106,503
National Australia Bank Ltd.	7,699	192,780
National Bank of Greece SA (b)	3,393	8,992
Natixis	14,074	40,880
Nordea Bank AB	9,335	74,324
Oversea-Chinese Banking Corp. Ltd.	9,000	57,331
Raiffeisen Bank International AG (c)	243	5,777
Resona Holdings, Inc.	6,700	30,009
Royal Bank of Scotland Group PLC (b)	62,361	20,757
Shizuoka Bank Ltd. (The)	2,000	20,734
Skandinaviska Enskilda Banken AB	8,542	49,781
Societe Generale SA	2,251	54,997
Standard Chartered PLC	8,436	183,658
Sumitomo Mitsui Financial Group, Inc.	4,800	133,510
Sumitomo Mitsui Trust Holdings, Inc.	11,000	33,706
Svenska Handelsbanken AB	1,736	45,834
Swedbank AB	4,615	61,739
UniCredit SpA (c)	47,874	49,999
United Overseas Bank Ltd.	4,000	48,499
Westpac Banking Corp.	10,679	233,304

		3,878,988

Company	Shares	U.S. $ Value
Consumer Finance - 0.0%
Credit Saison Co., Ltd.	900	16,480

Diversified Financial Services - 0.0%
ASX Ltd.	585	18,565
Deutsche Boerse AG (b)	692	42,458
Exor SpA	518	11,019
Groupe Bruxelles Lambert SA	286	20,380
Hong Kong Exchanges and Clearing Ltd.	3,600	59,488
ING Groep NV (b)	13,591	105,999
Investor AB	1,717	32,025
Mitsubishi UFJ Lease & Finance Co., Ltd.	480	18,376
ORIX Corp.	370	31,219
Pargesa Holding SA	396	28,534
Pohjola Bank PLC	498	4,975
Resolution Ltd.	5,203	19,312

		392,350

Insurance - 0.2%
Admiral Group PLC	980	14,184
Aegon NV (b)	13,727	59,924
Ageas	7,851	13,846
AIA Group Ltd.	29,916	94,228
Allianz SE	1,611	167,422
AMP Ltd.	9,977	44,184
Assicurazioni Generali SpA	4,143	68,801
Aviva PLC	10,159	49,864
CNP Assurances	2,136	28,749
Dai-ichi Life Insurance Co., Ltd. (The)	32	35,698
Gjensidige Forsikring ASA	1,561	18,086
Hannover Rueckversicherung AG	281	14,670
Insurance Australia Group Ltd.	13,406	40,631
Legal & General Group PLC	20,830	34,796
Mapfre SA	4,016	13,443
MS&AD Insurance Group Holdings	2,000	39,263
Muenchener Rueckversicherungs AG	669	84,548
NKSJ Holdings, Inc.	1,500	29,647
Old Mutual PLC	19,615	35,051
Prudential PLC	9,040	88,977
QBE Insurance Group Ltd.	3,877	55,532
RSA Insurance Group PLC	12,505	21,303
Sampo Oyj-Class A	1,491	38,950
Sony Financial Holdings, Inc.	1,684	27,853
Standard Life PLC	8,261	26,311
Suncorp Group Ltd.	4,565	39,778
Swiss Re AG (b)	1,250	66,127
T&D Holdings, Inc.	2,050	19,978
Tokio Marine Holdings, Inc.	2,600	63,196
Tryg AS	90	5,197
Vienna Insurance Group AG Wiener Versicherung Gruppe	137	4,909
Zurich Financial Services AG (b)	517	113,863

		1,459,009

Real Estate Investment Trusts (REITs) - 0.2%
Ascendas Real Estate Investment Trust	28,000	45,098
British Land Co. PLC	12,841	100,233
CapitaMall Trust	32,600	45,127
CFS Retail Property Trust	31,601	61,072

Company	Shares	U.S. $ Value
Gecina SA	664	57,350
GPT Group	29,674	97,382
Hammerson PLC	10,861	66,969
Japan Real Estate Investment Corp.	9	74,634
Klepierre	1,999	58,039
Land Securities Group PLC	11,511	124,481
Link REIT (The)	30,500	109,669
Mirvac Group	50,929	68,067
Nippon Building Fund, Inc.	9	82,502
Stockland	41,310	148,078
Unibail-Rodamco SE	1,336	249,046
Westfield Group	33,513	289,448
Westfield Retail Trust	48,134	128,589

		1,805,784

Real Estate Management & Development - 0.2%
Aeon Mall Co., Ltd.	1,720	40,201
CapitaLand Ltd.	50,500	102,364
CapitaMalls Asia Ltd.	17,396	17,710
China Overseas Land & Investment Ltd.	45,550	80,404
City Developments Ltd.	11,600	89,804
Daito Trust Construction Co., Ltd.	300	26,757
Daiwa House Industry Co., Ltd.	1,000	12,103
Hang Lung Group Ltd.	7,000	37,541
Hang Lung Properties Ltd.	33,500	101,409
Henderson Land Development Co., Ltd.	21,300	106,111
IMMOFINANZ AG (b)	3,335	10,319
Kerry Properties Ltd.	10,500	36,495
Mitsubishi Estate Co., Ltd.	15,440	257,744
Mitsui Fudosan Co., Ltd.	12,040	195,269
New World Development Ltd.	52,800	45,291
Nomura Real Estate Holdings, Inc.	1,280	19,942
Sino Land Co., Ltd.	55,460	69,804
Sumitomo Realty & Development Co., Ltd.	5,990	118,814
Sun Hung Kai Properties Ltd.	26,500	327,722
Wharf Holdings Ltd.	24,500	119,421

		1,815,225

		9,996,324

Industrials - 0.5%
Aerospace & Defense - 0.0%
BAE Systems PLC	12,127	52,356
Cobham PLC	6,463	17,980
European Aeronautic Defence and Space Co. NV	1,450	43,502
Finmeccanica SpA	138	599
Rolls Royce Hldgs	458,367	719
Rolls-Royce Holdings PLC (b)	6,643	76,358
Safran SA	1,189	35,281
Singapore Technologies Engineering Ltd.	13,000	27,539

		254,334

Air Freight & Logistics - 0.0%
Deutsche Post AG	3,003	45,391
Kuehne & Nagel International AG	751	91,691
Yamato Holdings Co., Ltd.	1,400	22,482

		159,564

Company	Shares	U.S. $ Value
Airlines - 0.0%
All Nippon Airways Co., Ltd.	6,000	18,086
Deutsche Lufthansa (REG)	1,872	24,271
Singapore Airlines Ltd.	3,000	24,408

		66,765

Building Products - 0.0%
Asahi Glass Co., Ltd.	4,000	34,241
Assa Abloy AB	1,857	45,674
Cie de St-Gobain	1,413	59,915
Daikin Industries Ltd.	800	23,559
JS Group Corp.	900	17,069
TOTO Ltd.	1,000	8,114

		188,572

Commercial Services & Supplies - 0.0%
Aggreko PLC	944	28,141
Babcock International Group PLC	2,289	26,138
Brambles Ltd.	5,249	39,262
Dai Nippon Printing Co., Ltd.	2,000	19,630
G4S PLC	5,005	20,162
Secom Co., Ltd.	700	31,571
Serco Group PLC	2,398	18,523
Toppan Printing Co., Ltd.	3,000	22,119

		205,546

Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (c)	502	16,281
Bouygues SA	1,033	33,670
Ferrovial SA (c)	1,301	16,133
Hochtief AG	196	11,247
JGC Corp.	1,000	25,203
Kajima Corp.	6,000	18,068
Leighton Holdings Ltd.	815	17,538
Obayashi Corp.	2,000	8,407
Skanska AB	1,000	15,570
Vinci SA	1,578	70,546

		232,663

Electrical Equipment - 0.1%
ABB Ltd. (REG) (b)	7,778	147,449
Alstom SA	1,188	41,137
Bekaert SA (c)	172	6,835
Furukawa Electric Co., Ltd.	2,000	4,573
GS Yuasa Corp.	1,000	5,758
Legrand SA	901	29,165
Mitsubishi Electric Corp.	7,000	66,265
Nidec Corp.	400	36,532
Schneider Electric SA	1,737	98,773
Sumitomo Electric Industries Ltd.	2,700	29,319
Vestas Wind Systems A/S (b)	723	9,753

		475,559

Industrial Conglomerates - 0.1%
Delek Group Ltd.	17	3,158
Fraser and Neave Ltd.	3,000	15,245
Hutchison Whampoa Ltd.	8,000	70,262

Company	Shares	U.S. $ Value
Keppel Corp., Ltd.	5,500	40,856
Koninklijke Philips Electronics NV	5,952	121,077
Orkla ASA	2,876	21,932
SembCorp Industries Ltd.	3,000	10,091
Siemens AG	2,920	295,501
Smiths Group PLC	1,392	20,799
Wendel SA	31	2,234

		601,155

Industrial Warehouse Distribution - 0.0%
DCT Industrial Trust, Inc.	2,560	12,314
EastGroup Properties, Inc.	280	11,920
First Industrial Realty Trust, Inc. (b)	950	9,025
First Potomac Realty Trust	550	7,001
Global Logistic Properties Ltd. (b)	36,029	52,386
Hansteen Holdings PLC	7,113	8,091
Mapletree Industrial Trust	13,712	11,539
Mapletree Logistics Trust	20,355	13,318
ProLogis, Inc.	5,085	141,465
Segro PLC	8,275	29,357
Warehouses De Pauw SCA	90	4,459

		300,875

Machinery - 0.1%
Alfa Laval AB	1,410	27,192
Amada Co., Ltd.	1,000	6,234
Atlas Copco AB	1,516	28,934
Atlas Copco AB-Class A	2,383	51,132
FANUC Corp.	700	115,009
Fiat Industrial SpA (b)(c)	4,798	43,013
Hitachi Construction Machinery Co., Ltd.	1,400	24,857
Japan Steel Works Ltd. (The)	1,000	6,686
JTEKT Corp.	2,400	23,671
Kawasaki Heavy Industries Ltd.	7,000	18,216
Komatsu Ltd.	3,400	87,012
Kone Oyj	552	31,090
Kubota Corp.	4,000	36,177
Kurita Water Industries Ltd.	700	18,748
Makita Corp.	700	24,488
MAN SE	461	39,953
Metso Oyj	453	18,139
Mitsubishi Heavy Industries Ltd.	11,000	46,188
NGK Insulators Ltd.	1,000	10,979
NSK Ltd.	4,000	26,474
Sandvik AB	3,578	45,862
SKF AB	1,917	41,003
SMC Corp./Japan	200	33,219
Sulzer AG	104	11,610
Sumitomo Heavy Industries Ltd.	1,000	6,113
THK Co., Ltd.	400	8,061
Vallourec SA	176	12,083
Volvo AB-Class B	4,897	56,310
Wartsila Oyj	595	19,555
Weir Group PLC (The)	750	24,378
Zardoya Otis SA (c)	1,314	18,513

		960,899

Company	Shares	U.S. $ Value
Marine - 0.0%
AP Moller - Maersk A/S (Line of “A” Shares)	2	13,033
AP Moller - Maersk A/S (Line of “B” Shares)	5	34,269
Kawasaki Kisen Kaisha Ltd.	2,000	3,477
Mitsui OSK Lines Ltd.	5,000	15,894
Nippon Yusen KK	7,000	15,594

		82,267

Mixed Office Industrial - 0.0%
Goodman Group	82,190	51,778

Professional Services - 0.0%
Adecco SA (b)	11	478
Bureau Veritas SA	546	40,456
Capita Group PLC (The)	2,176	21,580
Experian PLC	3,559	47,329
Intertek Group PLC	632	19,155
Randstad Holding NV	86	2,689
SGS SA	24	40,611

		172,298

Road & Rail - 0.1%
Central Japan Railway Co.	5	40,063
DSV A/S	724	14,101
East Japan Railway Co.	1,200	73,501
Keihin Electric Express Railway Co., Ltd.	2,000	17,562
Keio Corp.	3,000	20,358
Kintetsu Corp.	6,000	22,264
MTR Corp.	9,500	31,403
Nippon Express Co., Ltd.	5,000	18,949
Odakyu Electric Railway Co., Ltd.	2,000	18,929
QR National Ltd.	8,223	29,390
Tobu Railway Co., Ltd.	4,000	20,263
Tokyu Corp.	4,000	19,286
West Japan Railway Co.	603	24,892

		350,961

Trading Companies & Distributors - 0.1%
Bunzl PLC	1,562	20,408
ITOCHU Corp.	5,000	50,812
Marubeni Corp.	6,000	37,067
Mitsubishi Corp.	5,000	103,367
Mitsui & Co., Ltd.	6,200	97,823
Noble Group Ltd.	26,000	24,176
Sumitomo Corp.	4,000	53,392
Toyota Tsusho Corp.	1,100	18,509
Wolseley PLC	1,011	30,311

		435,865

Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA	1,377	21,993
Aeroports de Paris	379	27,719
Atlantia SpA	1,350	20,804
Auckland International Airport Ltd.	3,285	6,096
MAp Group	4,191	15,031
Transurban Group	6,689	39,283

		130,926

		4,670,027

Company	Shares	U.S. $ Value
Consumer Staples - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev NV	2,848	170,301
Asahi Group Holdings Ltd.	1,400	31,074
Carlsberg A/S	380	27,964
Coca Cola Hellenic Bottling Co. SA (b)	650	9,947
Coca-Cola Amatil Ltd.	3,149	38,424
Diageo PLC	8,883	190,256
Foster’s Group Ltd.	6,867	37,994
Heineken NV	1,650	77,277
Kirin Holdings Co., Ltd.	3,000	36,628
Pernod-Ricard SA (c)	703	66,320
SABMiller PLC	3,380	119,340

		805,525

Food & Staples Retailing - 0.1%
Aeon Co., Ltd.	2,100	28,696
Carrefour SA	2,049	54,555
Casino Guichard Perrachon SA	197	17,531
Colruyt SA	269	10,187
Delhaize Group SA	360	21,231
Distribuidora Internacional de Alimentacion SA (b)	2,259	10,199
FamilyMart Co., Ltd.	500	19,944
J Sainsbury PLC	4,324	20,709
Jeronimo Martins SGPS SA	782	14,268
Kesko Oyj	237	8,340
Lawson, Inc.	400	23,689
Metro AG	398	19,640
Seven & I Holdings Co., Ltd.	2,700	75,385
Tesco PLC	28,560	182,345
Wesfarmers Ltd.	3,567	114,530
Wesfarmers Ltd. (Partially Protected Shares)	479	15,468
WM Morrison Supermarkets PLC	7,910	40,102
Woolworths Ltd.	4,316	111,106

		787,925

Food Products - 0.1%
Ajinomoto Co., Inc.	2,000	23,957
Aryzta AG	274	13,228
Associated British Foods PLC	1,264	22,062
Danone	2,072	136,798
Golden Agri-Resources Ltd.	21,000	11,862
Kerry Group PLC	498	18,607
Lindt & Spruengli AG	1	35,251
MEIJI Holdings Co., Ltd.	200	8,689
Nestle SA	12,295	690,029
Nissin Foods Holdings Co., Ltd.	700	26,908
Unilever NV	5,780	196,866
Unilever PLC	4,554	152,978
Wilmar International Ltd.	10,000	40,573
Yakult Honsha Co., Ltd.	700	21,480

		1,399,288

Household Products - 0.0%
Henkel AG & Co. KGaA	250	12,205
Henkel AG & Co. KGaA (Preference Shares)	632	37,667
Reckitt Benckiser Group PLC	2,196	111,409
Unicharm Corp.	300	14,230

		175,511

Company	Shares	U.S. $ Value
Personal Products - 0.0%
Beiersdorf AG	711	40,731
Kao Corp.	1,900	50,283
L’Oreal SA	853	92,324
Shiseido Co., Ltd.	1,300	24,160

		207,498

Tobacco - 0.1%
British American Tobacco PLC	7,403	343,551
Imperial Tobacco Group PLC	3,614	130,021
Japan Tobacco, Inc.	16	76,780
Swedish Match AB	885	29,029

		579,381

		3,955,128

Materials - 0.4%
Chemicals - 0.2%
Air Liquide SA	1,006	127,289
Akzo Nobel NV	858	43,418
Arkema SA	237	17,264
Asahi Kasei Corp.	4,000	24,264
BASF SE	3,259	238,081
Hitachi Chemical Co., Ltd.	1,100	21,236
Incitec Pivot Ltd.	12,607	43,599
Israel Chemicals Ltd.	2,410	25,954
Israel Corp. Ltd. (The)	2	1,325
Johnson Matthey PLC	762	22,971
JSR Corp.	1,500	29,246
K&S AG	611	33,271
Kansai Paint Co., Ltd.	1,000	9,520
Kuraray Co., Ltd.	2,000	28,702
Linde AG	600	92,466
Mitsubishi Chemical Holdings Corp.	5,000	29,047
Mitsubishi Gas Chemical Co., Inc.	1,000	5,955
Mitsui Chemicals, Inc.	2,000	6,503
Nitto Denko Corp.	600	24,940
Novozymes A/S	820	26,299
Orica Ltd.	1,289	34,488
Shin-Etsu Chemical Co., Ltd.	1,500	75,411
Showa Denko KK	4,000	8,165
Sika AG	1	1,876
Solvay SA	210	19,712
Sumitomo Chemical Co., Ltd.	6,000	22,919
Syngenta AG (b)	336	98,876
Taiyo Nippon Sanso Corp.	1,000	7,305
Teijin Ltd.	5,000	15,300
Toray Industries, Inc.	5,000	37,485
Umicore SA	405	17,437
Wacker Chemie AG (c)	216	20,677
Yara International ASA	995	40,503

		1,251,504

Construction Materials - 0.0%
Cimpor Cimentos de Portugal SGPS SA	957	6,693
CRH PLC (London)	2,542	48,237

Company	Shares	U.S. $ Value
Fletcher Building Ltd.	2,408	11,396
HeidelbergCement AG	807	34,048
Holcim Ltd. (b)	1,434	80,326
Lafarge SA	856	31,289

		211,989

Containers & Packaging - 0.0%
Amcor Ltd./Australia	5,404	41,324
Rexam PLC	2,247	12,184

		53,508

Metals & Mining - 0.2%
Acerinox SA (c)	190	2,568
Anglo American PLC	4,693	179,164
Antofagasta PLC	1,399	26,125
ArcelorMittal (Euronext Amsterdam) (c)	3,430	64,595
BHP Billiton Ltd.	11,395	426,933
BHP Billiton PLC	7,588	233,349
Eramet	52	6,825
Eurasian Natural Resources Corp. PLC	1,868	19,620
Fortescue Metals Group Ltd.	6,121	30,492
Fresnillo PLC	1,053	28,476
Glencore International PLC (c)	2,948	18,480
Hitachi Metals Ltd.	2,000	22,474
Iluka Resources Ltd.	2,665	43,005
JFE Holdings, Inc.	1,600	29,451
Kazakhmys PLC	900	13,129
Kobe Steel Ltd.	15,000	23,952
MacArthur Coal Ltd.	936	16,094
Mitsubishi Materials Corp.	4,000	11,257
Newcrest Mining Ltd.	2,716	99,083
Nippon Steel Corp.	18,000	43,696
Norsk Hydro ASA	452	2,178
OZ Minerals Ltd.	1,101	12,452
Randgold Resources Ltd.	323	34,363
Rautaruukki Oyj	576	5,603
Rio Tinto Ltd.	1,546	105,275
Rio Tinto PLC	5,059	266,334
Sumitomo Metal Industries Ltd.	12,000	21,162
Sumitomo Metal Mining Co., Ltd.	2,000	26,987
ThyssenKrupp AG	1,369	35,361
Vedanta Resources PLC	585	9,812
Voestalpine AG	390	11,341
Xstrata PLC	7,364	118,219

		1,987,855

Paper & Forest Products - 0.0%
OJI Paper Co., Ltd.	5,000	24,923
Stora Enso Oyj	2,064	12,924
Svenska Cellulosa AB-Class B	3,718	55,324
UPM-Kymmene Oyj	1,845	21,599

		114,770

		3,619,626

Consumer Discretionary - 0.4%
Auto Components - 0.0%
Aisin Seiki Co., Ltd.	700	21,152
Bridgestone Corp.	2,300	53,296

Company	Shares	U.S. $ Value
Cie Generale des Etablissements Michelin-Class B	627	39,970
Continental AG (b)	557	39,547
Denso Corp.	1,700	48,694
GKN PLC	7,122	21,877
Nokian Renkaat Oyj	391	12,952
Stanley Electric Co., Ltd.	400	5,901
Toyota Boshoku Corp.	700	7,874
Toyota Industries Corp.	1,000	27,919

		279,182

Automobiles - 0.1%
Bayerische Motoren Werke AG	1,175	89,073
Daihatsu Motor Co., Ltd.	1,000	17,521
Daimler AG	3,214	146,215
Fiat SpA (c)	3,629	18,789
Fuji Heavy Industries Ltd.	4,000	23,119
Honda Motor Co., Ltd.	5,800	184,059
Isuzu Motors Ltd.	6,000	28,308
Mazda Motor Corp. (b)	4,000	7,295
Mitsubishi Motors Corp. (b)	21,000	25,364
Nissan Motor Co., Ltd.	8,800	80,813
Porsche Automobil Holding SE (Preference Shares)	543	33,274
Renault SA	1,035	38,782
Suzuki Motor Corp.	1,200	25,552
Toyota Motor Corp.	9,800	322,719
Volkswagen AG	237	36,096
Volkswagen AG (Preference Shares)	513	88,644
Yamaha Motor Co., Ltd. (b)	1,800	25,119

		1,190,742

Distributors - 0.0%
Jardine Cycle & Carriage Ltd.	637	23,327
Li & Fung Ltd.	20,000	41,608

		64,935

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	600	27,149
Gree, Inc.	829	27,832

		54,981

Hotels, Restaurants & Leisure - 0.1%
Accor SA	336	9,401
Carnival PLC	650	22,387
Compass Group PLC	6,722	62,341
Crown Ltd.	3,927	33,937
Genting Singapore PLC (b)(c)	33,000	40,114
OPAP SA	792	7,106
Oriental Land Co., Ltd.	200	20,823
Sands China Ltd. (b)	15,878	47,514
Sky City Entertainment Group Ltd.	2,047	5,490
Sodexo	653	47,492
TABCORP Holdings Ltd.	6,058	17,978
TUI Travel PLC	1,202	3,262
Wynn Macau Ltd. (b)	13,660	40,039

		357,884

Company	Shares	U.S. $ Value
Household Durables - 0.0%
Electrolux AB	1,592	27,722
Panasonic Corp.	7,800	74,824
Rinnai Corp.	200	15,215
Sekisui Chemical Co., Ltd.	2,000	15,029
Sekisui House Ltd.	3,000	26,363
Sharp Corp./Japan	4,000	40,821
Sony Corp.	3,600	66,337

		266,311

Internet & Catalog Retail - 0.0%
Rakuten, Inc.	26	27,896

Leisure Equipment & Products - 0.0%
Nikon Corp.	1,200	28,098
Sankyo Co., Ltd.	300	14,996
Sega Sammy Holdings, Inc.	800	16,360
Shimano, Inc.	400	19,696

		79,150

Media - 0.1%
British Sky Broadcasting Group PLC	4,043	48,682
Dentsu, Inc.	600	17,453
Eutelsat Communications	133	5,168
Gestevision Telecinco SA (c)	922	5,454
ITV PLC	10,007	10,234
Jupiter Telecommunications Co., Ltd.	26	25,272
Kabel Deutschland Holding AG (b)	247	13,730
Modern Times Group AB	66	3,208
Pearson PLC	2,886	52,426
Publicis Groupe SA	970	46,335
Reed Elsevier NV	3,929	46,314
Reed Elsevier PLC	4,315	35,885
Sanoma Oyj	287	3,468
WPP PLC	4,491	47,217

		360,846

Multiline Retail - 0.0%
Isetan Mitsukoshi Holdings Ltd.	900	8,810
Marks & Spencer Group PLC	5,624	29,263
Next PLC	616	26,036
PPR	270	40,461

		104,570

Specialty Retail - 0.0%
Esprit Holdings Ltd.	4,000	5,773
Fast Retailing Co., Ltd.	200	32,455
Hennes & Mauritz AB-Class B	3,628	115,262
Inditex SA	774	65,816
Kingfisher PLC	8,388	33,804
Nitori Holdings Co., Ltd.	200	18,695
Yamada Denki Co., Ltd.	290	20,976

		292,781

Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	742	52,326
Burberry Group PLC	1,547	30,992
Christian Dior SA (c)	348	45,069

Company	Shares	U.S. $ Value
Cie Financiere Richemont SA	1,852	100,500
Luxottica Group SpA	929	26,501
LVMH Moet Hennessy Louis Vuitton SA (c)	899	141,550
Swatch Group AG (The) (SWX Exchange)	137	53,434

		450,372

		3,529,650

Health Care - 0.4%
Biotechnology - 0.0%
Actelion Ltd. (b)	892	31,191
CSL Ltd.	1,867	60,877
Grifols S.A. (b)(c)	491	7,939

		100,007

Health Care Equipment & Supplies - 0.1%
Cie Generale d’Optique Essilor International SA	713	50,969
Coloplast A/S	81	12,416
Fresenius SE & Co. KGaA	404	38,909
Getinge AB	1,157	29,824
Olympus Corp.	800	10,807
Smith & Nephew PLC	3,167	28,935
Sonova Holding AG (b)	15	1,573
Synthes, Inc. (d)	301	49,806
Terumo Corp.	600	29,227
William Demant Holding AS (b)	95	7,876

		260,342

Health Care Providers & Services - 0.0%
Fresenius Medical Care AG & Co. KGaA	741	50,800
Sonic Healthcare Ltd.	3,007	36,392

		87,192

Pharmaceuticals - 0.3%
Astellas Pharma, Inc.	1,600	61,674
AstraZeneca PLC	4,893	225,360
Bayer AG	2,934	193,060
Chugai Pharmaceutical Co., Ltd.	1,700	25,971
Daiichi Sankyo Co., Ltd.	2,400	43,276
Dainippon Sumitomo Pharma Co., Ltd.	1,000	10,313
Eisai Co., Ltd.	900	34,746
Elan Corp. PLC (b)	1,770	19,327
GlaxoSmithKline PLC	18,761	415,782
Hisamitsu Pharmaceutical Co., Inc.	400	15,959
Kyowa Hakko Kirin Co., Ltd.	2,000	23,679
Merck KGaA	417	41,508
Mitsubishi Tanabe Pharma Corp.	1,000	15,537
Novartis AG	8,281	447,209
Novo Nordisk A/S-Class B	1,509	171,302
Ono Pharmaceutical Co., Ltd.	300	15,630
Orion Oyj	335	6,815
Otsuka Holdings Co., Ltd.	891	24,453
Roche Holding AG	2,493	396,572
Sanofi	3,956	276,706
Shionogi & Co., Ltd.	1,400	16,470
Shire PLC	1,995	67,088
Taisho Pharmaceutical Holdings Co., Ltd. (b)	241	16,127
Takeda Pharmaceutical Co., Ltd.	2,800	115,007

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd.	3,335	132,211
UCB SA	358	14,976

		2,826,758

		3,274,299

Energy - 0.3%
Energy Equipment & Services - 0.0%
AMEC PLC	1,600	21,896
Cie Generale de Geophysique-Veritas (b)	69	1,596
Fugro NV	119	6,661
Petrofac Ltd.	920	21,034
Saipem SpA	1,267	56,691
Seadrill Ltd.	1,166	40,724
Subsea 7 SA (b)	1,276	25,219
Technip SA	462	44,018
Tenaris SA	597	11,202
Transocean Ltd./Switzerland	1,134	49,407
WorleyParsons Ltd.	1,078	29,607

		308,055

Oil, Gas & Consumable Fuels - 0.3%
BG Group PLC	12,026	257,944
BP PLC	66,968	485,006
Cairn Energy PLC (b)	4,971	21,370
ENI SpA	8,527	180,587
Essar Energy PLC (b)	4,185	15,352
Galp Energia SGPS SA	821	13,733
Idemitsu Kosan Co., Ltd.	100	10,694
Inpex Corp.	8	54,007
JX Holdings, Inc.	8,000	50,877
Neste Oil Oyj	521	6,517
OMV AG	581	19,294
Origin Energy Ltd.	3,777	56,976
Repsol YPF SA	2,816	85,018
Royal Dutch Shell PLC-Class A	12,757	446,171
Royal Dutch Shell PLC-Class B	9,566	344,707
Santos Ltd.	3,102	43,378
Statoil ASA	3,960	102,405
TonenGeneral Sekiyu KK	2,000	22,809
Total SA	7,532	388,595
Tullow Oil PLC	3,157	69,018
Woodside Petroleum Ltd.	2,252	78,500

		2,752,958

		3,061,013

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Belgacom SA	540	17,149
Bezeq The Israeli Telecommunication Corp. Ltd.	9,949	18,804
BT Group PLC	27,547	82,432
Chorus Ltd. (b)	1	2
Deutsche Telekom AG	9,967	129,418
Elisa Oyj	502	10,916
France Telecom SA	6,579	113,557
Hellenic Telecommunications Organization SA	871	3,685
Iliad SA	138	16,861
Inmarsat PLC	2,994	20,613

Company	Shares	U.S. $ Value
Koninklijke KPN NV	5,423	66,372
Nippon Telegraph & Telephone Corp.	1,700	83,841
PCCW Ltd.	12,000	4,448
Portugal Telecom SGPS SA	2,386	14,744
Singapore Telecommunications Ltd.	28,000	68,030
Swisscom AG	108	40,786
TDC A/S	1,317	10,889
Telecom Corp. of New Zealand Ltd.	6,829	10,825
Telecom Italia SpA (ordinary shares)	47,033	53,247
Telecom Italia SpA (savings shares)	5,410	5,286
Telefonica SA	14,575	273,694
Telekom Austria AG	1,179	13,659
Telenor ASA	2,647	45,287
TeliaSonera AB	7,682	52,402
Telstra Corp. Ltd.	15,453	50,774
Vivendi SA	4,392	101,306

		1,309,027

Wireless Telecommunication Services - 0.1%
KDDI Corp.	11	72,884
Millicom International Cellular SA	481	52,265
Mobistar SA	107	5,851
NTT DoCoMo, Inc.	54	95,447
Softbank Corp.	3,100	104,701
Vodafone Group PLC	181,939	492,528

		823,676

		2,132,703

Equity:Other - 0.2%
Diversified/Specialty - 0.1%
Affine SA	50	907
Alexandria Real Estate Equities, Inc.	710	46,548
American Assets Trust, Inc.	400	8,256
Artis Real Estate Investment Trust	950	13,077
Azrieli Group	400	9,358
BioMed Realty Trust, Inc.	1,650	29,386
CA Immobilien Anlagen AG (b)	969	10,605
Campus Crest Communities, Inc. (c)	300	3,024
Canadian Real Estate Investment Trust	750	26,545
Canmarc Canada Real Estate Investment Trust	550	8,547
CapLease, Inc.	700	2,905
Cheung Kong Holdings Ltd.	5,000	57,720
Cofinimmo	70	8,340
Country Garden Holdings Co.	37,150	13,298
Cousins Properties, Inc.	1,064	6,331
Daejan Holdings PLC	55	2,282
Dexus Property Group	53,830	48,697
DIC Asset AG	350	2,789
Digital Realty Trust, Inc. (c)	1,160	73,660
Dundee Real Estate Investment Trust	700	22,435
DuPont Fabros Technology, Inc. (c)	640	14,419
Eurobank Properties Real Estate Investment Co.	220	1,041
F&C Commercial Property Trust Ltd.	5,683	9,264
FKP Property Group	9,790	5,130
Fonciere Des Regions	320	21,315
Forest City Enterprises, Inc. (b)	1,610	19,545
H&R Real Estate Investment Trust	1,750	39,977
Helical Bar PLC	1,316	3,581

Company	Shares	U.S. $ Value
Hopson Development Holdings Ltd.	7,800	4,689
Hysan Development Co., Ltd.	8,500	27,137
ICADE	250	19,985
Inmobiliaria Colonial SA (b)	395	1,321
Investors Real Estate Trust	810	5,686
Invista Foundation Property Trust Ltd.	3,963	2,052
Kenedix Realty Investment Corp.-Class A	4	11,431
Keppel Land Ltd.	8,500	16,468
Kiwi Income Property Trust (c)	10,850	8,802
Klovern AB	1,390	5,458
Kungsleden AB	1,500	10,688
Lexington Realty Trust	1,680	12,734
London & Stamford Property PLC	6,077	11,312
Mobimo Holding AG (b)	50	11,513
Morguard Real Estate Investment Trust	450	6,949
Mucklow A & J Group PLC	268	1,268
New World China Land Ltd.	28,900	6,980
Nieuwe Steen Investments NV	624	8,277
Picton Property Income Ltd.	3,834	2,472
Premier Investment Corp.	2	6,440
Quintain Estates & Development PLC (b)	5,762	3,254
Shui On Land Ltd.	29,000	8,565
Soho China Ltd.	23,100	15,720
ST Modwen Properties PLC	1,673	2,743
Standard Life Investment Property Income Trust PLC	1,500	1,236
Suntec Real Estate Investment Trust	24,000	21,538
Swire Pacific Ltd.	2,500	30,519
TAG Immobilien AG (b)	720	6,112
Tokyu Land Corp.	3,870	15,157
Tokyu REIT, Inc.	2	9,125
Top REIT, Inc.	3	13,345
Unite Group PLC	1,773	4,966
United Urban Investment Corp.	19	20,282
Vornado Realty Trust	2,070	154,111
Wallenstam AB	1,350	12,176
Washington Real Estate Investment Trust	740	20,135
Wereldhave Belgium NV	50	4,298
Wereldhave NV	270	18,790
Whiterock Real Estate Investment Trust	400	5,118
Wihlborgs Fastigheter AB	870	11,374
Winthrop Realty Trust	200	1,868

		1,071,076

Health Care - 0.1%
Chartwell Seniors Housing Real Estate Investment Trust	1,550	12,157
Cogdell Spencer, Inc.	450	1,687
Extendicare Real Estate Investment Trust	850	5,834
HCP, Inc.	4,510	174,311
Health Care REIT, Inc.	1,970	98,835
Healthcare Realty Trust, Inc.	800	14,096
LTC Properties, Inc.	300	8,625
Medical Properties Trust, Inc.	1,180	11,281
National Health Investors, Inc.	300	12,693
Omega Healthcare Investors, Inc.	1,090	19,544
Primary Health Properties PLC	759	3,686
Senior Housing Properties Trust	1,680	36,809
Universal Health Realty Income Trust	160	5,906
Ventas, Inc.	3,240	170,942

		576,406

Company	Shares	U.S. $ Value
Triple Net - 0.0%
Agree Realty Corp.	100	2,439
Entertainment Properties Trust	510	22,797
Getty Realty Corp. (c)	250	4,000
National Retail Properties, Inc. (c)	920	24,343
Realty Income Corp. (c)	1,420	48,081

		101,660

		1,749,142

Information Technology - 0.2%
Communications Equipment - 0.0%
Alcatel-lucent (b)(c)	7,509	12,567
Nokia Oyj	13,817	79,857
Telefonaktiebolaget LM Ericsson-Class B	10,686	114,000

		206,424

Computers & Peripherals - 0.0%
Fujitsu Ltd.	7,000	37,251
NEC Corp. (b)	9,000	19,363
Toshiba Corp.	14,000	64,707

		121,321

Electronic Equipment & Instruments & Components - 0.1%
Foxconn International Holdings Ltd. (b)	4,000	2,556
Fujifilm Holdings Corp.	1,600	38,833
Hexagon AB	1,490	22,727
Hirose Electric Co. Ltd.	100	9,253
Hitachi High-Technologies Corp.	400	8,833
Hitachi Ltd.	16,000	88,783
Hoya Corp.	1,500	31,949
Keyence Corp.	100	25,587
Kyocera Corp.	500	44,880
Murata Manufacturing Co., Ltd.	700	41,481
Nippon Electric Glass Co., Ltd.	2,000	20,665
Omron Corp.	900	19,271
TDK Corp.	700	35,768

		390,586

Internet Software & Services - 0.0%
Dena Co., Ltd.	587	18,223
United Internet AG	751	14,531
Yahoo! Japan Corp.	84	26,617

		59,371

IT Services - 0.0%
Amadeus IT Holding SA	1,032	17,450
Cap Gemini SA	502	19,066
Computershare Ltd.	889	7,491
Indra Sistemas SA (c)	412	5,808
Nomura Research Institute Ltd.	300	6,620
NTT Data Corp.	6	18,653

		75,088

Company	Shares	U.S. $ Value
Office Electronics - 0.0%
Brother Industries Ltd.	700	9,466
Canon, Inc.	4,000	179,449
Ricoh Co., Ltd.	2,000	18,023

		206,938

Semiconductors & Semiconductor Equipment - 0.0%
ARM Holdings PLC	4,777	44,889
ASM Pacific Technology Ltd.	1,600	17,795
ASML Holding NV	1,856	73,274
Elpida Memory, Inc. (b)	400	1,993
Infineon Technologies AG	3,856	32,055
Rohm Co., Ltd.	400	19,161
STMicroelectronics NV (c)	2,898	18,367
Sumco Corp. (b)	600	5,087
Tokyo Electron Ltd.	600	32,829

		245,450

Software - 0.1%
Dassault Systemes SA	416	34,062
Konami Corp.	600	18,046
NICE Systems Ltd. (b)	342	11,469
Nintendo Co., Ltd.	400	60,895
Oracle Corp. Japan	500	16,777
Sage Group PLC (The)	4,693	21,448
SAP AG	3,265	195,506
Trend Micro, Inc.	500	15,349

		373,552

		1,678,730

Utilities - 0.2%
Electric Utilities - 0.1%
Acciona SA (c)	90	8,371
Chubu Electric Power Co., Inc.	2,400	45,689
Chugoku Electric Power Co., Inc. (The)	1,200	20,565
CLP Holdings Ltd.	7,000	62,339
Contact Energy Ltd. (b)	1,267	5,323
E.ON AG	6,390	158,176
EDF SA	1,488	40,585
EDP - Energias de Portugal SA	6,772	21,705
Enel SpA (c)	23,357	99,522
Fortum Oyj	1,576	36,256
Iberdrola SA	14,007	93,341
Kansai Electric Power Co., Inc. (The)	2,700	40,445
Kyushu Electric Power Co., Inc.	1,400	19,429
Power Assets Holdings Ltd.	5,000	37,464
Public Power Corp. SA	412	2,354
Red Electrica Corp. SA	384	16,880
Scottish & Southern Energy PLC	3,325	68,850
Shikoku Electric Power Co., Inc.	1,000	27,992
Tohoku Electric Power Co., Inc.	1,600	16,666
Tokyo Electric Power Co., Inc. (The) (b)	8,900	33,779
Verbund AG	242	6,462

		862,193

Company	Shares	U.S. $ Value
Gas Utilities - 0.0%
Enagas SA	635	11,915
Gas Natural SDG SA	1,145	19,933
Hong Kong & China Gas Co., Ltd.	16,800	38,903
Osaka Gas Co., Ltd.	7,000	26,705
Snam Rete Gas SpA	11,804	54,799
Tokyo Gas Co., Ltd.	9,000	38,606

		190,861

Independent Power Producers & Energy Traders - 0.0%
EDP Renovaveis SA (b)	774	4,473
Electric Power Development Co., Ltd.	600	15,140
Enel Green Power SpA	9,085	20,383
International Power PLC	5,422	28,653

		68,649

Multi-Utilities - 0.1%
AGL Energy Ltd.	1,950	29,087
Centrica PLC	18,323	87,098
GDF Suez	4,393	123,161
National Grid PLC	12,459	122,438
RWE AG	1,486	61,601
RWE AG (Preference Shares)	389	14,473
Suez Environnement Co.	1,010	12,827
United Utilities Group PLC	2,419	23,947

		474,632

Water Utilities - 0.0%
Severn Trent PLC	843	20,486

		1,616,821

Retail - 0.2%
Regional Mall - 0.1%
Alexander’s, Inc.	40	15,864
CBL & Associates Properties, Inc.	1,640	23,436
General Growth Properties, Inc.	5,300	74,624
Glimcher Realty Trust	1,130	9,831
Macerich Co. (The)	1,470	73,647
Pennsylvania Real Estate Investment Trust	610	5,691
Simon Property Group, Inc.	3,270	406,592
Taubman Centers, Inc.	650	40,515

		650,200

Shopping Center/Other Retail - 0.1%
Acadia Realty Trust	410	8,028
BWP Trust	5,760	10,531
Calloway Real Estate Investment Trust	1,150	30,803
Capital & Counties Properties PLC	7,615	21,761
Capital Shopping Centres Group PLC	10,789	54,583
Cedar Shopping Centers, Inc.	700	2,338
Charter Hall Retail REIT	3,426	11,597
Citycon Oyj	3,130	10,078
Corio NV	1,010	45,038
Crombie Real Estate Investment Trust	400	5,275
DDR Corp.	3,070	35,888
Deutsche Euroshop AG	665	22,794
Development Securities PLC	1,363	3,133
Equity One, Inc.	630	10,527
Eurocommercial Properties N.V.	390	13,145
Federal Realty Investment Trust	730	64,554
First Capital Realty, Inc.	730	12,196

Company	Shares	U.S. $ Value
Immobiliare Grande Distribuzione	1,400	1,508
Inland Real Estate Corp.	950	7,049
Japan Retail Fund Investment Corp.	20	30,586
Kimco Realty Corp.	4,580	72,227
Kite Realty Group Trust	600	2,532
Mercialys SA	490	16,207
Primaris Retail Real Estate Investment Trust	900	17,869
Ramco-Gershenson Properties Trust	380	3,226
Regency Centers Corp.	1,020	37,903
Retail Opportunity Investments Corp.	450	5,301
RioCan Real Estate Investment Trust (Toronto)	3,000	75,033
Saul Centers, Inc.	140	4,887
Shaftesbury PLC	2,783	21,965
Tanger Factory Outlet Centers	990	28,066
Urstadt Biddle Properties, Inc.	200	3,374
Vastned Retail NV	210	9,388
Weingarten Realty Investors	1,320	27,311

		726,701

		1,376,901

Residential - 0.1%
Manufactured Homes - 0.0%
Equity Lifestyle Properties, Inc.	440	27,205
Sun Communities, Inc.	240	8,578

		35,783

Multi-Family - 0.1%
Agile Property Holdings Ltd.	15,450	12,483
Apartment Investment & Management Co.-Class A	1,390	30,274
Associated Estates Realty Corp.	450	7,263
AvalonBay Communities, Inc.	1,100	137,335
Boardwalk Real Estate Investment Trust	550	28,024
BRE Properties, Inc.	820	39,901
Camden Property Trust	800	46,184
Canadian Apartment Properties REIT	850	17,534
China Resources Land Ltd.	24,000	36,576
Colonia Real Estate AG (b)	130	655
Colonial Properties Trust	900	17,856
Conwert Immobilien Invest SE	894	10,423
Deutsche Wohnen AG	900	12,605
Equity Residential	3,300	182,127
Essex Property Trust, Inc.	380	50,483
GAGFAH SA	1,000	5,988
Grainger PLC	3,465	5,998
GSW Immobilien AG (b)	400	12,797
Home Properties, Inc.	550	30,233
Killam Properties, Inc.	450	4,774
KWG Property Holding Ltd.	12,850	4,379
Mid-America Apartment Communities, Inc.	430	24,648
Nippon Accommodations Fund, Inc.	2	13,036
Northern Property Real Estate Investment Trust	350	10,013
Patrizia Immobilien AG (b)	250	1,231
Post Properties, Inc.	550	21,994
Shenzhen Investment Ltd.	29,450	5,292
Shimao Property Holdings Ltd.	15,750	12,935
Transglobe Apartment Real Estate Investment Trust	600	6,683
UDR, Inc.	2,480	58,280
Wing Tai Holdings Ltd.	6,625	5,627
Yanlord Land Group Ltd. (c)	6,438	5,330

		858,961

Company	Shares	U.S. $ Value
Self Storage - 0.0%
Big Yellow Group PLC	1,454	5,850
CubeSmart	1,280	12,762
Extra Space Storage, Inc.	1,000	24,100
Public Storage	1,420	187,298
Safestore Holdings PLC	2,083	3,400
Sovran Self Storage, Inc.	280	11,659

		245,069

Student Housing - 0.0%
American Campus Communities, Inc.	770	30,292
Education Realty Trust, Inc.	930	8,667

		38,959

		1,178,772

Office - 0.1%
Office - 0.1%
Allied Properties Real Estate Investment Trust	600	14,077
Allreal Holding AG (b)	80	12,219
Alstria Office REIT-AG	770	8,679
Befimmo SCA Sicafi	170	11,900
Beni Stabili SpA	10,650	4,462
Boston Properties, Inc.	1,650	157,377
Brandywine Realty Trust	1,450	12,629
Brookfield Office Properties, Inc. (c)	4,150	61,317
CapitaCommercial Trust	23,700	20,149
Castellum AB	1,910	23,889
Champion REIT	27,400	10,755
Charter Hall Office REIT	5,513	19,802
CLS Holdings PLC (b)	254	2,405
Cominar Real Estate Investment Trust	700	15,428
Commonwealth Property Office Fund	27,540	27,594
CommonWealth REIT	880	14,731
Corporate Office Properties Trust	800	16,680
Derwent London PLC	1,120	28,221
Douglas Emmett, Inc.	1,090	19,598
Duke Realty Corp.	2,760	32,016
Fabege AB	1,840	14,381
Franklin Street Properties Corp.	870	9,492
Government Properties Income Trust	370	8,047
Great Portland Estates PLC	3,481	19,321
Highwoods Properties, Inc.	780	22,495
Hongkong Land Holdings Ltd.	20,000	93,063
Hufvudstaden AB-Class A	1,680	16,898
Intervest Offices	50	1,250
Investa Office Fund	30,380	18,943
IVG Immobilien AG (b)	1,150	4,155
Japan Prime Realty Investment Corp.	8	19,477
Kilroy Realty Corp.	620	22,376
Liberty Property Trust	1,280	38,157
Mack-Cali Realty Corp.	970	24,716
Mori Trust Sogo Reit, Inc.	2	16,539
Nomura Real Estate Office Fund, Inc.	4	20,506

Company	Shares	U.S. $ Value
NorthWest Healthcare Properties Real Estate Investment Trust	350	3,878
Norwegian Property ASA	5,550	7,544
NTT Urban Development Corp.	15	10,189
Orix JREIT, Inc.	4	16,901
Parkway Properties Inc./MD	200	2,022
Piedmont Office Realty Trust, Inc. (c)	1,900	31,616
Prime Office REIT-AG (b)	400	2,456
PS Business Parks, Inc.	240	12,648
PSP Swiss Property AG (b)	530	45,912
SL Green Realty Corp.	1,030	67,815
Societe de la Tour Eiffel	70	3,541
Societe Immobiliere de Location pour l’Industrie et le Commerce	140	14,126
Sponda Oyj	3,060	12,841
Swiss Prime Site AG (b)	430	32,737
Technopolis PLC	710	3,170
Tokyo Tatemono Co., Ltd.	2,860	8,375
Workspace Group PLC	1,597	5,957
Zueblin Immobilien Holding AG (b)	490	1,447

		1,146,919

Lodging - 0.0%
Lodging - 0.0%
Ashford Hospitality Trust, Inc.	660	5,254
CDL Hospitality Trusts	8,088	9,490
Chesapeake Lodging Trust	300	4,770
DiamondRock Hospitality Co.	1,820	15,979
FelCor Lodging Trust, Inc. (b)	1,240	3,261
Hersha Hospitality Trust	1,740	7,482
Hospitality Properties Trust	1,360	29,961
Host Hotels & Resorts, Inc.	7,860	111,219
InnVest Real Estate Investment Trust	1,000	4,226
Intercontinental Hotels Group PLC	1,135	19,734
LaSalle Hotel Properties	900	21,069
Orient-Express Hotels Ltd.-Class A (b)	1,030	7,406
Pebblebrook Hotel Trust	550	10,186
RLJ Lodging Trust	300	4,800
Strategic Hotels & Resorts, Inc. (b)	2,000	10,040
Sunstone Hotel Investors, Inc. (b)	1,230	9,373
Whitbread PLC	766	19,844

		294,094

Total Common Stocks (cost $44,549,355)		43,280,149

	Contracts
OPTIONS PURCHASED - CALLS - 0.3%
Options on Equity Index Future Contracts - 0.3%
EURO STOXX 50 Index Futures
Expiration: Mar 2012, Exercise Price: $ 2,750.00 (e)	1,369	363,306
S+P 500 Index Futures
Expiration: Jan 2012, Exercise Price: $ 1,400.00 (f)	2,210	314,925

Company	Contracts	U.S. $ Value
S+P 500 Index Futures
Expiration: Mar 2012, Exercise Price: $ 1,425.00 (f)	1,314	867,240
S+P 500 Index Futures
Expiration: Feb 2012, Exercise Price: $ 1,450.00 (f)	2,967	541,477
S+P 500 Index Futures
Expiration: Mar 2012, Exercise Price: $ 1,450.00 (f)	1,552	651,840

Total Options Purchased - Calls (cost $4,544,854)		2,738,788

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
IRP Property Investments Ltd.	1,360	1,540
UK Commercial Property Trust Ltd./fund	3,999	4,379

Total Investment Companies (cost $6,630)		5,919

RIGHTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Mobimo Holding AG (b)	50	199
New World China Land Ltd. (b)	9,600	384

Total Rights (cost $0)		583

WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Nieuwe Steen Invs, expiring 1/04/13 (b) (cost $0)	250	0

SHORT-TERM INVESTMENTS - 68.7%
Investment Companies - 68.7%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (g) (cost $639,334,999)	639,334,999	639,334,999

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $921,413,124)		919,964,199

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AllianceBernstein Exchange Reserves-Class I, 0.15% (g) (cost $923,899)	923,899	923,899

Company	U.S. $ Value
Total Investments - 99.0% (cost $922,337,023) (h)	920,888,098
Other assets less liabilities - 1.0%	9,064,738

Net Assets - 100.0%	$929,952,836

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Mini Index Futures	1	December 2011	$68,522	$72,515	$3,993
Russell 2000 Mini Index Futures	60	December 2011	4,514,354	4,420,200	(94,154)
S&P 500 E-Mini Index Future	543	December 2011	32,741,301	33,828,900	1,087,599
S+P Midcap 400 EMini Index Futures	102	December 2011	9,072,249	9,007,620	(64,629)
U.S. T-Bond 30 Yr Futures	312	March 2012	45,294,149	44,109,000	(1,185,149)
U.S. T-Note 10 Yr Futures	1,380	March 2012	179,594,845	178,494,375	(1,100,470)
U.S. T-Note 5 Yr Futures	377	March 2012	46,264,697	46,235,516	(29,181)
Ultra Long U.S. T-Bond Futures	380	March 2012	61,421,107	59,066,250	(2,354,857)

					$(3,736,848)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America N.A.:
Great British Pound settling 12/15/11	3,697	$5,951,505	$5,799,535	$(151,970)
Barclays Bank PLC Wholesale:
Australian Dollar settling 12/15/11	809	818,959	830,718	11,759
Australian Dollar settling 12/15/11	2,258	2,404,522	2,318,616	(85,906)
Canadian Dollar settling 12/15/11	826	832,613	809,564	(23,049)
Great British Pound settling 12/15/11	1,397	2,260,979	2,191,493	(69,486)
Japanese Yen settling 12/15/11	204,929	2,672,714	2,643,136	(29,578)
Japanese Yen settling 12/15/11	418,662	5,527,234	5,399,824	(127,410)
Swiss Franc settling 12/15/11	729	960,135	798,240	(161,895)
Citibank N.A.:
Euro settling 12/15/11	1,249	1,687,960	1,678,499	(9,461)
Great British Pound settling 12/15/11	2,222	3,413,954	3,485,682	71,728
Great British Pound settling 12/15/11	1,235	1,949,648	1,937,362	(12,286)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Japanese Yen settling 12/15/11	153,612	$2,001,465	$1,981,259	$(20,206)
Swiss Franc settling 12/15/11	1,982	2,308,339	2,170,250	(138,089)
Credit Suisse London Branch (GFX):
Euro settling 12/15/11	4,553	6,463,652	6,118,659	(344,993)
Goldman Sachs International:
Australian Dollar settling 12/15/11	1,355	1,270,170	1,391,375	121,205
Australian Dollar settling 12/15/11	780	731,168	800,939	69,771
Westpac Banking Corp.:
Japanese Yen settling 12/15/11	277,826	3,624,582	3,583,348	(41,234)
Swiss Franc settling 12/15/11	1,227	1,333,828	1,343,541	9,713
Swiss Franc settling 12/15/11	644	700,069	705,167	5,098
Sale Contracts
Bank of America N.A.:
Australian Dollar settling 12/15/11	327	337,628	335,779	1,849
Euro settling 12/15/11	493	674,192	662,530	11,662
Great British Pound settling 12/15/11	534	842,812	837,693	5,119
Japanese Yen settling 12/15/11	64,826	844,484	836,113	8,371
Barclays Bank PLC Wholesale:
Australian Dollar settling 12/15/11	3,613	3,672,051	3,709,991	(37,940)
Canadian Dollar settling 12/15/11	826	831,304	809,564	21,740
Euro settling 12/15/11	5,855	8,035,999	7,868,383	167,616
Euro settling 3/15/12	1,296	1,762,110	1,743,174	18,936
Japanese Yen settling 12/15/11	696,488	8,958,679	8,983,172	(24,493)
Swiss Franc settling 12/15/11	3,209	3,542,177	3,513,790	28,387
Deutsche Bank AG London:
Euro settling 12/15/11	1,560	2,183,131	2,096,444	86,687
HSBC BankUSA:
Euro settling 12/15/11	761	1,021,155	1,022,688	(1,533)
Morgan Stanley and Co., Inc.:
Great British Pound settling 12/15/11	5,919	9,439,266	9,285,217	154,049
Royal Bank of Canada:
Euro settling 12/15/11	1,376	1,856,077	1,849,171	6,906
Royal Bank of Scotland PLC:
Australian Dollar settling 12/15/11	453	477,394	465,161	12,233
Euro settling 12/15/11	234	337,405	314,467	22,938
Great British Pound settling 12/15/11	345	561,160	541,207	19,953
Japanese Yen settling 12/15/11	45,784	597,211	590,513	6,698
Swiss Franc settling 12/15/11	372	455,380	407,332	48,048
State Street Bank and Trust Co.:
Australian Dollar settling 12/15/11	809	811,807	830,717	(18,910)
Euro settling 12/15/11	207	299,583	278,182	21,401
Great British Pound settling 12/15/11	1,397	2,259,270	2,191,493	67,777
Great British Pound settling 12/15/11	356	581,391	558,462	22,929
Japanese Yen settling 12/15/11	204,929	2,661,243	2,643,136	18,107
Japanese Yen settling 12/15/11	43,002	562,191	554,632	7,559
Swiss Franc settling 12/15/11	729	1,003,870	798,241	205,629
Swiss Franc settling 12/15/11	272	309,855	297,835	12,020

				$(32,551)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return index	528	0.25%	$1,772	10/15/12	Citibank, N.A.	$(12,278)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	349	0.51%	910	12/17/12	JPMorgan Chase Bank, N.A.	35,994
Receive	Russell 2000 Total Return index	244	0.25%	819	6/15/12	Morgan Stanley Capital Services Inc.	(5,881)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	3,269	0.45%	9,000	10/15/12	UBS AG	(141,324)

							$(123,489)

(a)	Position, or a portion thereof, has been segregated to collateralize total return swaps. The aggregate market value of these securities amounted to $1,227,178.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the market value of this security amounted to $49,806 or 0.0% of net assets.
(e)	One contract relates to 10 shares.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,276,503 and gross unrealized depreciation of investments was $(4,725,428), resulting in net unrealized depreciation of $(1,448,925).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

Volatility Management

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$234,603,761		$	– 0	–	$234,603,761
Common Stocks
Financials		29,550		9,966,774			– 0	–	9,996,324
Industrials		190,535		4,479,492			– 0	–	4,670,027
Consumer Staples		115,271		3,839,857			– 0	–	3,955,128
Materials		– 0	–	3,619,626			– 0	–	3,619,626
Consumer Discretionary		– 0	–	3,529,650			– 0	–	3,529,650
Health Care		158,549		3,115,750			– 0	–	3,274,299
Energy		– 0	–	3,061,013			– 0	–	3,061,013
Telecommunication Services		10,827		2,121,876			– 0	–	2,132,703
Equity:Other		1,213,517		535,625			– 0	–	1,749,142
Information Technology		– 0	–	1,678,730			– 0	–	1,678,730
Utilities		– 0	–	1,616,821			– 0	–	1,616,821
Retail		1,107,720		269,181			– 0	–	1,376,901
Residential		1,024,167		154,605			– 0	–	1,178,772
Office		595,477		551,442			– 0	–	1,146,919
Lodging		245,026		49,068			– 0	–	294,094
Options Purchased - Calls		2,738,788		– 0	–		– 0	–	2,738,788
Investment Companies		– 0	–	5,919			– 0	–	5,919
Rights		199		– 0	–		384		583
Warrants		– 0	–	– 0	–		– 0	– ^	– 0	–
Short-Term Investments		639,334,999		– 0	–		– 0	–	639,334,999
Investments Of Cash Collateral For Securities Loaned		923,899		– 0	–		– 0	–	923,899

Total Investments in Securities		647,688,524		273,199,190	+		384		920,888,098
Other Financial Instruments* :
Assets:
Futures Contracts		1,091,592		– 0	–		– 0	–	1,091,592
Forward Currency Exchange Contracts		– 0	–	1,265,888			– 0	–	1,265,888
Total Return Swap Contracts		– 0	–	35,994			– 0	–	35,994
Liabilities:
Futures Contracts		(4,828,440)		– 0	–		– 0	–	(4,828,440)
Forward Currency Exchange Contracts		– 0	–	(1,298,439)			– 0	–	(1,298,439)
Total Return Swap Contracts		– 0	–	(159,483)			– 0	–	(159,483)

Total		$643,951,676		$273,043,150			$384		$916,995,210

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Rights			Warrants*			Total
Balance as of 8/31/11	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		384			– 0	–		384
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 11/30/11		$384		$	– 0	–		$384

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11		$384		$	– 0	–		$384

*	The Portfolio held a security with zero market value at period end.

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

November 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 70.3%
Industrial - 57.4%
Basic - 4.4%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	493	$448,630
Aleris International, Inc.
7.625%, 2/15/18		1,100	1,056,000
Alpha Natural Resources, Inc.
6.25%, 6/01/21		600	573,000
Arch Coal, Inc.
7.00%, 6/15/19 (a)		451	439,725
7.25%, 6/15/21 (a)		754	731,380
Arch Western Finance LLC
6.75%, 7/01/13		696	696,000
Calcipar SA
6.875%, 5/01/18 (a)		479	431,699
Commercial Metals Co.
6.50%, 7/15/17		500	456,995
Consol Energy, Inc.
8.25%, 4/01/20		525	564,375
Graphic Packaging International, Inc.
7.875%, 10/01/18		500	532,500
Huntsman International LLC
5.50%, 6/30/16		400	382,000
8.625%, 3/15/21		891	904,365
Ineos Group Holdings Ltd.
8.50%, 2/15/16 (a)		1,000	780,000
Kinove German Bondco GmbH
9.625%, 6/15/18 (a)		317	286,885
Lyondell Chemical Co.
11.00%, 5/01/18		357	384,512
LyondellBasell Industries NV
6.00%, 11/15/21 (a)		339	345,780
NewMarket Corp.
7.125%, 12/15/16		615	631,913
NewPage Corp.
10.00%, 5/01/12 (b)		397	35,730
11.375%, 12/31/14 (b)		374	260,865
Nova Chemicals Corp.
8.625%, 11/01/19		501	546,090
Omnova Solutions, Inc.
7.875%, 11/01/18		809	683,605
Peabody Energy Corp.
6.00%, 11/15/18 (a)		275	274,656
6.25%, 11/15/21 (a)		659	663,942
7.375%, 11/01/16		545	589,963
Polymer Group, Inc.
7.75%, 2/01/19 (a)		1,300	1,316,250
Polypore International, Inc.
7.50%, 11/15/17		380	389,500
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		501	488,475
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	500	678,568

	Principal Amount (000)		U.S. $ Value
Steel Dynamics, Inc.
7.75%, 4/15/16	U.S. $	625	642,969
TPC Group LLC
8.25%, 10/01/17		1,047	1,044,382
United States Steel Corp.
7.00%, 2/01/18		335	321,600
Verso Paper Holdings LLC/Verso Paper, Inc.
Series B
11.375%, 8/01/16		529	317,400
Weyerhaeuser Co.
7.375%, 3/15/32		685	687,253

			18,587,007

Capital Goods - 5.8%
Alliant Techsystems, Inc.
6.875%, 9/15/20		320	324,800
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)		320	324,800
Berry Plastics Corp.
9.75%, 1/15/21		1,205	1,150,775
Bombardier, Inc.
7.50%, 3/15/18 (a)		624	663,000
Building Materials Corp. of America
7.00%, 2/15/20 (a)		689	713,115
7.50%, 3/15/20 (a)		499	517,713
CNH America LLC
7.25%, 1/15/16		935	991,100
CNH Capital LLC
6.25%, 11/01/16 (a)		262	261,345
Griffon Corp.
7.125%, 4/01/18		287	276,955
Grohe Holding GmbH
8.625%, 10/01/14 (a)	EUR	354	411,454
KUKA AG
8.75%, 11/15/17 (a)		361	480,225
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S. $	922	940,440
Masco Corp.
7.125%, 3/15/20		900	893,498
Mohawk Industries, Inc.
6.875%, 1/15/16		1,377	1,470,808
Nordenia Holdings AG
9.75%, 7/15/17 (a)	EUR	517	679,062
Nortek, Inc.
8.50%, 4/15/21 (a)	U.S. $	712	585,620
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,180	1,197,700
Pregis Corp.
6.572%, 4/15/13 (c)	EUR	500	651,694
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (a)	U.S. $	712	695,980
7.875%, 8/15/19 (a)		2,365	2,376,825
8.25%, 2/15/21 (a)		1,850	1,572,500

	Principal Amount (000)	U.S. $ Value
8.75%, 10/15/16 (a)	118	121,835
9.00%, 4/15/19 (a)	638	574,200
9.875%, 8/15/19 (a)	526	481,290
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 2/01/21	750	712,500
Sealed Air Corp.
8.125%, 9/15/19 (a)	235	249,100
8.375%, 9/15/21 (a)	241	257,268
Solo Cup Co./Solo Cup Operating Corp.
10.50%, 11/01/13	850	858,500
Sterling Merger, Inc.
11.00%, 10/01/19 (a)	413	397,513
Terex Corp.
8.00%, 11/15/17	236	229,510
TransDigm, Inc.
7.75%, 12/15/18	1,200	1,236,000
United Rentals North America, Inc.
8.375%, 9/15/20	425	418,625
9.25%, 12/15/19	650	702,000
USG Corp.
6.30%, 11/15/16	1,115	844,612

		24,262,362

Communications - Media - 7.4%
Allbritton Communications Co.
8.00%, 5/15/18	510	484,500
Cablevision Systems Corp.
8.00%, 4/15/20	1,750	1,776,250
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	1,000	1,152,500
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19	2,250	2,264,062
7.375%, 6/01/20	750	750,000
7.875%, 4/30/18	664	688,070
8.125%, 4/30/20	219	231,045
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (a)	1,015	1,032,762
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%, 4/30/12 (a)	800	818,000
Clear Channel Communications, Inc.
5.50%, 9/15/14	1,180	796,500
9.00%, 3/01/21	457	377,025
Clear Channel Worldwide Holdings, Inc.
Series B
9.25%, 12/15/17	1,440	1,515,600
Crown Media Holdings, Inc.
10.50%, 7/15/19	470	493,500
CSC Holdings LLC
7.625%, 7/15/18	535	577,800
7.875%, 2/15/18	640	697,600
Cumulus Media, Inc.
7.75%, 5/01/1 9 (a)	648	560,520

	Principal Amount (000)	U.S. $ Value
Dex One Corp.
12.00%, 1/29/17 (d)	338	77,799
DISH DBS Corp.
6.625%, 10/01/14	970	1,005,163
6.75%, 6/01/21	1,100	1,072,500
EH Holding Corp.
7.625%, 6/15/21 (a)	965	948,113
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (a)	1,100	1,061,500
11.25%, 6/15/16	212	220,480
Intelsat Luxembourg SA
11.25%, 2/04/17	1,725	1,587,000
11.50%, 2/04/17 (a)(d)	300	275,250
11.50%, 2/04/17 (d)	1,598	1,466,291
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG
7.50%, 3/15/19 (a)	402	402,000
Lamar Media Corp.
6.625%, 8/15/15	940	940,000
LIN Television Corp.
6.50%, 5/15/13	438	431,978
New York Times Co. (The)
6.625%, 12/15/16	500	505,000
Quebecor Media, Inc.
7.75%, 3/15/16	1,985	2,014,775
RR Donnelley & Sons Co.
7.25%, 5/15/18	824	770,440
Sinclair Television Group, Inc.
8.375%, 10/15/18	600	607,500
Univision Communications, Inc.
6.875%, 5/15/19 (a)	1,000	920,000
8.50%, 5/15/21 (a)	550	453,750
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	550	525,250
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)	665	648,375
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)	975	994,500

		31,143,398

Communications - Telecommunications - 4.5%
Crown Castle International Corp.
7.125%, 11/01/19	1,000	1,072,500
eAccess Ltd.
8.25%, 4/01/18 (a)	646	621,775
Fairpoint Communications, Inc./Old
Series 1
13.125%, 4/02/18 (b)	1,966	19,661
Frontier Communications Corp.
6.25%, 1/15/13	851	863,765
9.00%, 8/15/31	545	479,600
Level 3 Financing, Inc.
8.75%, 2/15/17	685	681,575
9.25%, 11/01/14	275	280,156
9.375%, 4/01/19	550	555,500

	Principal Amount (000)		U.S. $ Value
MetroPCS Wireless, Inc.
7.875%, 9/01/18		550	530,750
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)		1,058	1,065,935
NII Capital Corp.
7.625%, 4/01/21		749	760,235
PAETEC Holding Corp.
9.875%, 12/01/18		1,045	1,131,213
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	345	422,191
Sprint Capital Corp.
6.875%, 11/15/28	U.S. $	540	376,650
8.75%, 3/15/32		1,180	917,450
Sprint Nextel Corp.
6.00%, 12/01/16		1,000	797,500
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	350	458,537
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	1,039	1,090,950
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
8.375%, 4/30/13 (a)		1,060	1,107,700
VimpelCom Holdings BV
7.504%, 3/01/22 (a)		800	695,000
Wind Acquisition Finance
SA 7.25%, 2/15/18 (a)		1,850	1,572,500
Windstream Corp.
7.50%, 4/01/23		1,750	1,645,000
7.875%, 11/01/17		675	705,375
8.125%, 9/01/18		900	918,000

			18,769,518

Consumer Cyclical - Automotive - 4.3%
Affinia Group, Inc.
9.00%, 11/30/14		380	374,300
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		975	918,938
11.00%, 11/01/15 (a)		149	156,450
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (a)		950	802,750
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (a)		427	405,650
Dana Holding Corp.
6.50%, 2/15/19		140	139,650
6.75%, 2/15/21		111	111,416
Delphi Corp.
5.875%, 5/15/19 (a)		433	436,248
6.125%, 5/15/21 (a)		325	327,438
Exide Technologies
8.625%, 2/01/18		60	48,000
Ford Motor Co.
7.45%, 7/16/31		1,000	1,172,500
Ford Motor Credit Co. LLC
3.148%, 1/13/12 (c)		1,785	1,787,677
3.875%, 1/15/15		1,125	1,103,095
7.00%, 10/01/13		2,734	2,886,229
8.00%, 12/15/16		2,665	2,997,128

	Principal Amount (000)	U.S. $ Value
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	964	1,017,020
8.75%, 8/15/20	857	912,705
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)	605	608,025
Navistar International Corp.
8.25%, 11/01/21	909	947,632
Tenneco, Inc.
6.875%, 12/15/20	330	331,650
UCI International, Inc.
8.625%, 2/15/19	402	389,940

		17,874,441

Consumer Cyclical - Entertainment - 0.7%
AMC Entertainment, Inc.
9.75%, 12/01/20	425	386,750
ClubCorp Club Operations, Inc.
10.00%, 12/01/18	775	747,875
Greektown Holdings LLC
10.75%, 12/01/13 (b)(e)	525	0
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)	930	964,875
Regal Entertainment Group
9.125%, 8/15/18	1,020	1,065,900

		3,165,400

Consumer Cyclical - Other - 4.6%
Beazer Homes USA, Inc.
12.00%, 10/15/17	425	442,000
Boyd Gaming Corp.
9.125%, 12/01/18	525	480,375
Broder Brothers Co.
12.00%, 10/15/13 (a)(d)	354	353,133
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18	825	528,000
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)	1,015	573,475
DR Horton, Inc.
6.50%, 4/15/16	1,180	1,206,550
Host Hotels & Resorts LP
6.875%, 11/01/14	385	392,700
Series Q
6.75%, 6/01/16	935	961,881
Isle of Capri Casinos, Inc.
7.75%, 3/15/19	545	501,400
K Hovnanian Enterprises, Inc.
6.25%, 1/15/16	471	174,270
Lennar Corp.
Series B
6.50%, 4/15/16	1,260	1,234,800
Levi Strauss & Co.
8.875%, 4/01/16	742	764,260

	Principal Amount (000)	U.S. $ Value
M/I Homes, Inc.
8.625%, 11/15/18	790	693,225
Marina District Finance Co., Inc.
9.875%, 8/15/18	745	664,912
Meritage Homes Corp.
7.15%, 4/15/20	133	122,360
MGM Resorts International
6.625%, 7/15/15	1,222	1,154,790
NCL Corp. Ltd.
11.75%, 11/15/16	500	577,500
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13	1,885	1,969,825
Ryland Group, Inc.
6.625%, 5/01/20	335	295,638
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)	94	91,014
7.75%, 10/01/17 (a)	631	649,930
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (a)	703	641,488
Standard Pacific Corp.
8.375%, 5/15/18	500	467,500
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	2,065	2,132,112
Station Casinos, Inc.
6.625%, 3/15/18 (b)(e)	3,610	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,900	2,047,250

		19,120,388

Consumer Cyclical - Restaurants - 0.5%
Burger King Corp.
9.875%, 10/15/18	640	698,400
CKE Restaurants, Inc.
11.375%, 7/15/18	700	745,500
Landry’s Restaurants, Inc.
11.625%, 12/01/15 (a)	455	474,337

		1,918,237

Consumer Cyclical - Retailers - 1.5%
Asbury Automotive Group, Inc.
8.375%, 11/15/20	357	353,430
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14	666	427,905
JC Penney Corp., Inc.
6.375%, 10/15/36	250	207,500
7.40%, 4/01/37	275	252,313
Limited Brands, Inc.
6.625%, 4/01/21	400	417,000
6.90%, 7/15/17	1,645	1,747,812
Michaels Stores, Inc.
7.75%, 11/01/18	500	488,750
Rite Aid Corp.
8.00%, 8/15/20	1,000	1,080,000

	Principal Amount (000)		U.S. $ Value
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)		805	796,950
Toys R US, Inc.
7.375%, 10/15/18		370	328,375

			6,100,035

Consumer Non-Cyclical - 8.5%
ACCO Brands Corp.
7.625%, 8/15/15		500	510,625
10.625%, 3/15/15		760	841,700
Alere, Inc.
8.625%, 10/01/18		800	770,000
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		720	714,600
ARAMARK Corp.
8.50%, 2/01/15		1,710	1,752,750
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18 (a)		775	761,437
Biomet, Inc.
11.625%, 10/15/17		520	556,400
BioScrip, Inc.
10.25%, 10/01/15		500	490,000
Capsugel FinanceCo SCA
9.875%, 8/01/19 (a)	EUR	740	1,004,281
CHS/Community Health Systems, Inc.
8.875%, 7/15/15	U.S. $	537	551,767
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16 (a)		1,111	1,099,890
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		521	470,202
Del Monte Foods Co.
7.625%, 2/15/19 (a)		1,555	1,391,725
DJO Finance LLC/DJO Finance Corp.
7.75%, 4/15/18		165	132,413
10.875%, 11/15/14		520	490,100
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		500	515,000
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		500	532,500
Elizabeth Arden, Inc.
7.375%, 3/15/21		445	463,912
Emergency Medical Services Corp.
8.125%, 6/01/19		1,123	1,103,347
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19 (a)		195	199,875
7.25%, 1/15/22 (a)		255	262,013
Fresenius Medical Care US Finance, Inc.
6.50%, 9/15/18 (a)		385	399,438
Giant Funding Corp.
8.25%, 2/01/18 (a)		700	721,000
HCA Holdings, Inc.
7.75%, 5/15/21		700	687,750

	Principal Amount (000)		U.S. $ Value
HCA, Inc.
6.375%, 1/15/15		3,348	3,356,370
6.50%, 2/15/16-2/15/20		4,645	4,625,575
Health Management Associates, Inc.
7.375%, 1/15/20 (a)		270	271,688
Jarden Corp.
7.50%, 1/15/20		280	298,550
JBS Finance II Ltd.
8.25%, 1/29/18 (a)		1,000	895,000
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (a)		550	493,625
Kindred Healthcare, Inc.
8.25%, 6/01/19		210	174,300
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		500	480,000
Mylan, Inc./PA
7.875%, 7/15/20 (a)		750	798,750
New Albertsons, Inc.
7.45%, 8/01/29		1,870	1,435,225
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (a)		390	340,275
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/01/17		825	839,437
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	600	661,100
Select Medical Holdings Corp.
6.267%, 9/15/15 (c)	U.S.$	500	427,500
Stater Bros Holdings, Inc.
7.375%, 11/15/18		275	288,063
STHI Holding Corp.
8.00%, 3/15/18 (a)		175	177,188
SUPERVALU, Inc.
8.00%, 5/01/16		430	431,075
Tenet Healthcare Corp.
8.875%, 7/01/19		900	981,000
Universal Hospital Services, Inc.
4.121%, 6/01/15 (c)		895	809,975
Valeant Pharmaceuticals International
7.00%, 10/01/20 (a)		800	753,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19		600	559,500

			35,519,921

Energy - 7.8%
Antero Resources Finance Corp.
7.25%, 8/01/19 (a)		384	384,000
9.375%, 12/01/17		495	522,225
ATP Oil & Gas Corp./United States
11.875%, 5/01/15		410	270,600
Basic Energy Services, Inc.
7.75%, 2/15/19		500	498,750
Bill Barrett Corp.
7.625%, 10/01/19		400	413,000

	Principal Amount (000)		U.S. $ Value
Bluewater Holding BV
3.403%, 7/17/14 (a)(c)		600	462,000
Chesapeake Energy Corp.
6.50%, 8/15/17		2,350	2,455,750
6.625%, 8/15/20		500	517,500
Cie Generale de Geophysique-Veritas
6.50%, 6/01/21 (a)		800	748,000
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		891	1,006,830
Complete Production Services, Inc.
8.00%, 12/15/16		675	702,000
Continental Resources, Inc./OK
7.125%, 4/01/21		150	162,000
Denbury Resources, Inc.
6.375%, 8/15/21		1,202	1,226,040
8.25%, 2/15/20		95	103,194
Edgen Murray Corp.
12.25%, 1/15/15		300	266,250
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		900	864,000
9.25%, 12/15/17		800	820,000
Forest Oil Corp.
7.25%, 6/15/19		1,915	1,895,850
Key Energy Services, Inc.
6.75%, 3/01/21		466	460,757
McJunkin Red Man Corp.
9.50%, 12/15/16		1,000	985,000
Nalco Co.
6.625%, 1/15/19 (a)		291	325,193
Newfield Exploration Co.
7.125%, 5/15/18		1,135	1,191,750
Offshore Group Investments Ltd.
11.50%, 8/01/15		1,100	1,179,750
Oil States International, Inc.
6.50%, 6/01/19		722	725,610
OPTI Canada, Inc.
8.25%, 12/15/14 (b)		500	335,625
Parker Drilling Co.
9.125%, 4/01/18		520	543,400
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	775	717,823
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	348	346,260
PHI, Inc.
8.625%, 10/15/18		400	391,000
Pioneer Drilling Co.
9.875%, 3/15/18 (a)		375	386,719
Pioneer Natural Resources Co.
5.875%, 7/15/16		995	1,079,165
Plains Exploration & Production Co.
6.625%, 5/01/21		500	505,000
6.75%, 2/01/22		1,485	1,514,700
7.00%, 3/15/17		847	881,939
7.75%, 6/15/15		1,089	1,133,921
Precision Drilling Corp.
6.50%, 12/15/21 (a)		299	299,000

	Principal Amount (000)		U.S. $ Value
Quicksilver Resources, Inc.
7.125%, 4/01/16		900	873,000
Range Resources Corp.
5.75%, 6/01/21		1,060	1,131,550
SandRidge Energy, Inc.
7.50%, 3/15/21		361	330,315
8.75%, 1/15/20		775	759,500
SESI LLC
6.375%, 5/01/19 (a)		144	144,000
7.125%, 12/15/21 (a)		563	572,852
Southwestern Energy Co.
7.50%, 2/01/18		1,025	1,178,750
Tesoro Corp.
6.25%, 11/01/12		680	707,200
W&T Offshore, Inc.
8.50%, 6/15/19 (a)		550	551,375

			32,569,143

Other Industrial - 1.2%
A123 Systems, Inc.
3.75%, 4/15/16		650	286,813
Briggs & Stratton Corp.
6.875%, 12/15/20		152	153,520
Brightstar Corp.
9.50%, 12/01/16 (a)		883	887,415
Exova Ltd.
10.50%, 10/15/18 (a)	GBP	500	674,400
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	704	725,120
Liberty Tire Recycling
11.00%, 10/01/16 (a)		440	442,200
Neenah Foundry Co.
15.00%, 7/29/15 (d)(e)		331	324,132
New Enterprise Stone & Lime Co.
11.00%, 9/01/18		950	752,875
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	439	595,766

			4,842,241

Services - 1.2%
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	309	309,000
Realogy Corp. Series A
11.00%, 4/15/18 (a)		570	324,900
Service Corp. International/US
6.75%, 4/01/16		1,560	1,657,500
ServiceMaster Co. (The)
10.75%, 7/15/15 (a)(d)		375	382,500
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16		440	465,080
West Corp.
7.875%, 1/15/19		1,750	1,750,000
8.625%, 10/01/18		133	132,667

			5,021,647

	Principal Amount (000)	U.S. $ Value
Technology - 3.7%
Advanced Micro Devices, Inc.
7.75%, 8/01/20	121	121,605
8.125%, 12/15/17	202	205,535
Amkor Technology, Inc.
6.625%, 6/01/21	275	253,688
Aspect Software, Inc.
10.625%, 5/15/17	500	507,500
CDW LLC/CDW Finance Corp.
8.25%, 12/15/18 (a)	671	684,420
8.50%, 4/01/19 (a)	1,049	993,927
11.50%, 10/12/15 (d)	44	44,121
CommScope, Inc.
8.25%, 1/15/19 (a)	1,500	1,447,500
CPI International, Inc.
8.00%, 2/15/18	529	444,360
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)	680	561,000
First Data Corp.
7.375%, 6/15/19 (a)	1,600	1,488,000
11.25%, 3/31/16	700	570,500
Freescale Semiconductor, Inc.
8.875%, 12/15/14	460	469,200
10.125%, 12/15/16	614	638,560
Interactive Data Corp.
10.25%, 8/01/18	750	802,500
Iron Mountain, Inc.
6.625%, 1/01/16	860	857,850
NXP BV/NXP Funding LLC
3.153%, 10/15/13 (c)	869	864,655
9.50%, 10/15/15	420	436,800
Sanmina-SCI Corp.
7.00%, 5/15/19 (a)	550	511,500
8.125%, 3/01/16	306	314,415
Seagate HDD Cayman
7.00%, 11/01/21 (a)	769	769,000
Sensata Technologies BV
6.50%, 5/15/19 (a)	800	798,000
Serena Software, Inc.
10.375%, 3/15/16	875	902,344
SunGard Data Systems, Inc.
7.625%, 11/15/20	800	792,000

		15,478,980

Transportation - Airlines - 0.4%
Air Canada
12.00%, 2/01/16 (a)	500	453,750
AMR Corp.
9.00%, 8/01/12 (b)	1,570	282,600
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)	345	351,900
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)	465	468,488

		1,556,738

	Principal Amount (000)	U.S. $ Value
Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17	164	163,385

Transportation - Services - 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16	1,000	995,000
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	500	325,000
Hertz Corp. (The)
6.75%, 4/15/19	1,236	1,198,920
7.375%, 1/15/21	775	767,250
8.875%, 1/01/14	106	106,795
Swift Services Holdings, Inc.
10.00%, 11/15/18	413	429,520

		3,822,485

		239,915,326

Utility - 6.8%
Electric - 4.9%
AES Corp. (The)
7.375%, 7/01/21 (a)	489	509,783
7.75%, 3/01/14	630	669,375
8.00%, 10/15/17	1,240	1,333,000
Calpine Corp.
7.25%, 10/15/17 (a)	2,250	2,295,000
7.875%, 1/15/23 (a)	500	516,250
CMS Energy Corp.
6.25%, 2/01/20	1,000	1,030,783
Dolphin Subsidiary II, Inc.
7.25%, 10/15/21 (a)	850	894,625
Dynegy Holdings, Inc.
7.75%, 6/01/19 (b)	1,460	1,014,700
8.375%, 5/01/16 (b)	780	561,600
Edison Mission Energy
7.00%, 5/15/17	2,090	1,311,475
7.50%, 6/15/13	360	338,400
7.75%, 6/15/16	295	205,025
Energy Future Holdings Corp.
10.00%, 1/15/20 (f)	694	711,350
10.875%, 11/01/17	304	243,960
Series Q
6.50%, 11/15/24	481	192,400
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20	792	815,760
GenOn Americas Generation LLC
8.50%, 10/01/21	725	667,000
GenOn Energy, Inc.
7.875%, 6/15/17	840	810,600
9.50%, 10/15/18	650	656,500
9.875%, 10/15/20	515	511,137

	Principal Amount (000)		U.S. $ Value
NRG Energy, Inc.
7.375%, 1/15/17		1,385	1,440,400
7.875%, 5/15/21 (a)		1,496	1,421,200
8.25%, 9/01/20		975	960,375
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		800	772,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)		761	631,630

			20,514,328

Natural Gas - 1.9%
El Paso Corp.
Series G
7.375%, 12/15/12		385	401,901
7.75%, 1/15/32		855	981,112
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,620	1,709,100
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21		1,000	950,000
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		1,765	1,791,475
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,600	1,632,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21 (a)		330	330,000

			7,795,588

			28,309,916

Financial Institutions - 6.1%
Banking - 1.0%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	980	724,254
HBOS Capital Funding LP
6.071%, 6/30/14 (a)	U.S.$	665	405,650
HT1 Funding GmbH
6.352%, 6/30/17	EUR	825	502,174
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,150	805,000
Royal Bank of Scotland Group PLC
6.99%, 10/05/17 (a)(b)		1,205	735,050
Swedbank AB
5.75%, 3/17/16	GBP	340	458,746
Telenet Finance III Luxembourg S.C.A.
6.625%, 2/15/21 (a)	EUR	420	530,493

			4,161,367

Brokerage - 0.7%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	990	965,250

	Principal Amount (000)	U.S. $ Value
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (b)	5,500	1,450,625
Nuveen Investments, Inc.
10.50%, 11/15/15	430	410,650

		2,826,525

Finance - 3.0%
AGFC Capital Trust I
6.00%, 1/15/67 (a)	2,245	875,550
Ally Financial, Inc.
6.75%, 12/01/14	760	731,829
8.00%, 11/01/31	1,332	1,265,400
Series 8
6.75%, 12/01/14	1,657	1,623,860
Capmark Financial Group, Inc.
Series A
7.00%, 9/30/14 (c)	57	56,685
CIT Group, Inc.
7.00%, 5/04/15-5/02/17 (a)	5,763	5,691,092
7.00%, 5/01/15-5/01/17	2	1,529
International Lease Finance Corp.
6.375%, 3/25/13	1,715	1,697,850
Residential Capital LLC
9.625%, 5/15/15	375	225,938
Springleaf Finance Corp.
6.90%, 12/15/17	790	531,275

		12,701,008

Insurance - 0.6%
Genworth Financial, Inc.
6.15%, 11/15/66	1,445	807,394
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	410	354,650
MBIA Insurance Corp.
14.00%, 1/15/33 (a)	1,452	609,840
XL Group PLC
Series E
6.50%, 4/15/17	1,020	790,500

		2,562,384

Other Finance - 0.5%
FTI Consulting, Inc.
6.75%, 10/01/20	500	504,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18	750	765,000
iPayment Holdings, Inc.
15.00%, 11/15/18 (a)(d)	283	265,747
iPayment, Inc.
10.25%, 5/15/18 (a)	860	791,200

		2,326,322

REITS - 0.3%
DDR Corp.
7.875%, 9/01/20	1,000	1,082,115

		25,659,721

Total Corporates - Non-Investment Grades (cost $297,666,830)		293,884,963

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 7.6%
Financial Institutions - 3.5%
Banking - 1.6%
Barclays Bank PLC
4.75%, 3/15/20	EUR	520	308,137
5.926%, 12/15/16 (a)	U.S.$	450	317,250
BBVA International Preferred SAU
5.919%, 4/18/17		400	241,754
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16		410	397,700
Countrywide Financial Corp.
6.25%, 5/15/16		731	679,923
Credit Agricole SA
6.637%, 5/31/17 (a)		1,100	583,000
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		365	329,372
National Capital Trust II
5.486%, 3/23/15 (a)		647	581,876
PNC Financial Services Group, Inc.
6.75%, 8/01/21		417	404,894
Societe Generale SA
6.999%, 12/19/17	EUR	700	540,839
UBS AG/Jersey
4.28%, 4/15/15		820	737,858
Unicredito Italiano Capital Trust III
4.028%, 10/27/15		1,300	681,954
Zions Bancorporation
7.75%, 9/23/14	U.S.$	980	1,040,035

			6,844,592

Brokerage - 0.1%
GFI Group, Inc.
8.375%, 7/19/18 (a)		500	435,000

Finance - 0.3%
Capmark Financial Group, Inc.
7.875%, 5/10/12		1,666	0
Series B
9.00%, 9/30/15 (c)		119	118,606
SLM Corp.
8.00%, 3/25/20		525	513,187
Series A
5.00%, 10/01/13		400	399,944

			1,031,737

Insurance - 1.0%
American International Group, Inc.
6.82%, 11/15/37 (a)		722	711,378
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		352	248,160

	Principal Amount (000)		U.S. $ Value
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		450	463,795
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		750	765,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		575	648,920
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)		440	387,268
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	960,166

			4,184,687

Other Finance - 0.1%
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)	U.S.$	325	301,200
7.125%, 10/15/20 (a)		230	223,014

			524,214

REITS - 0.4%
Entertainment Properties Trust
7.75%, 7/15/20		842	896,730
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		832	864,304

			1,761,034

			14,781,264

Industrial - 3.5%
Basic - 0.9%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		569	625,900
Domtar Corp.
7.125%, 8/15/15		626	685,470
Georgia-Pacific LLC
7.125%, 1/15/17 (a)		595	619,029
8.25%, 5/01/16 (a)		375	412,148
Mosaic Co. (The)
7.625%, 12/01/16 (a)		875	908,364
Rhodia SA
6.875%, 9/15/20 (a)		406	453,705

			3,704,616

Capital Goods - 0.1%
Tyco International Finance SA
8.50%, 1/15/19		375	487,986

Communications - Media - 0.4%
Virgin Media Secured Finance PLC
6.50%, 1/15/18		1,500	1,582,500

Communications - Telecommunications - 0.3%
Qwest Communications International, Inc.
7.50%, 2/15/14		350	352,188
Qwest Corp.
6.875%, 9/15/33		720	705,600

			1,057,788

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.4%
CVS Caremark Corp.
6.302%, 6/01/37	575	573,563
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	945	1,050,093

		1,623,656

Energy - 1.0%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15	856	876,247
Petrohawk Energy Corp.
7.25%, 8/15/18	1,300	1,456,000
TNK-BP Finance SA
7.25%, 2/02/20 (a)	204	216,495
7.50%, 7/18/16 (a)	520	560,300
7.875%, 3/13/18 (a)	680	748,850
Transocean, Inc.
6.375%, 12/15/21	333	332,820

		4,190,712

Services - 0.3%
Expedia, Inc.
8.50%, 7/01/16	1,070	1,180,267

Technology - 0.1%
Motorola Solutions, Inc.
7.50%, 5/15/25	470	545,304

		14,372,829

Utility - 0.4%
Electric - 0.4%
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12	596	630,712
Oncor Electric Delivery Co. LLC
5.95%, 9/01/13	490	525,483
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16	440	510,338

		1,666,533

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21 (a)	845	872,885

Total Corporates - Investment Grades (cost $30,306,583)		31,693,511

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Non-Agency Fixed Rate CMBS - 3.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		1,007	1,067,516
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.40%, 7/15/44		1,170	1,026,153
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40		1,000	930,790
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.011%, 6/15/38		2,375	2,606,368
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 6/12/47		1,875	1,983,773
Series 2007-LD11, Class A4
6.005%, 6/15/49		2,000	2,085,800
Series 2007-LD12, Class AM
6.256%, 2/15/51		285	256,719
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38		1,875	2,010,521
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42		1,125	1,032,603
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (a)		1,300	1,313,451

			14,313,694

Non-Agency Floating Rate CMBS - 0.2%
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.652%, 9/15/21 (a)(c)		510	326,902
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.418%, 6/15/44 (a)(f)		390	310,665

			637,567

Total Commercial Mortgage-Backed Securities (cost $13,955,296)			14,951,261

GOVERNMENTS - TREASURIES - 3.2%
Canada - 0.7%
Canadian Government Bond
2.00%, 6/01/16	CAD	550	553,155
2.75%, 9/01/16		2,400	2,492,357

			3,045,512

	Principal Amount (000)		U.S. $ Value
United Kingdom - 0.7%
United Kingdom Gilt
2.00%, 1/22/16	GBP	1,725	2,813,228

United States - 1.8%
U.S. Treasury Notes
1.50%, 7/31/16 (g)	U.S.$	6,116	6,293,266
2.125%, 8/15/21		1,195	1,203,223

			7,496,489

Total Governments - Treasuries (cost $13,488,128)			13,355,229

EMERGING MARKETS - CORPORATE BONDS - 2.5%
Industrial - 2.5%
Basic - 1.1%
Evraz Group SA
9.50%, 4/24/18 (a)		720	740,700
Novelis, Inc./GA
8.75%, 12/15/20		1,976	2,084,680
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (a)		508	544,830
Vedanta Resources PLC
8.75%, 1/15/14 (a)		900	864,000
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16 (a)		620	469,650

			4,703,860

Communications - Media - 0.2%
Columbus International, Inc.
11.50%, 11/20/14 (a)		698	718,940

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
10.25%, 5/15/18		460	499,100

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
7.028%, 6/15/15 (a)(c)	EUR	425	356,920

Consumer Non-Cyclical - 0.2%
CEDC Finance Corp. International, Inc.
9.125%, 12/01/16 (a)	U.S.$	1,000	645,000
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	282	322,085

			967,085

Energy - 0.2%
Deepsea Metro I
11.00%, 12/09/15	U.S.$	400	415,952
MIE Holdings Corp.
9.75%, 5/12/16 (a)		540	475,200

			891,152

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.4%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		1,650	1,188,000
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	459	468,857

			1,656,857

Transportation - Services - 0.2%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)	U.S.$	800	631,512

Total Emerging Markets - Corporate Bonds (cost $11,291,551)			10,425,426

BANK LOANS - 2.4%
Industrial - 2.1%
Basic - 0.2%
Newpage Corporation
8.00%, 3/08/13 (c)		750	752,813

Capital Goods - 0.5%
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (c)		1,280	1,266,730
Hawker Beechcraft Acquisition Company LLC
10.50%, 3/26/14 (c)		1,192	957,594

			2,224,324

Consumer Cyclical - Entertainment - 0.5%
ClubCorp Club Operations, Inc.
6.00%, 11/30/16 (c)		546	541,098
Las Vegas Sands, LLC
2.84%, 11/23/16 (c)		1,576	1,507,695

			2,048,793

Consumer Cyclical - Other - 0.3%
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (c)		50	50,000
Harrah’s Las Vegas Propco, LLC
3.25%, 2/13/13 (c)		1,500	1,103,445

			1,153,445

Consumer Non-Cyclical - 0.1%
Immucor, Inc.
7.25%, 8/19/18 (c)		600	602,100

Other Industrial - 0.1%
Kinetic Concepts, Inc.
7.00%, 5/04/18 (c)		400	401,876

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (c)		223	219,126
Realogy Corporation
3.44%, 10/10/13 (c)		798	737,941

			957,067

	Principal Amount (000)	U.S. $ Value
Technology - 0.2%
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (c)	698	628,425

		8,768,843

Financial Institutions - 0.3%
Finance - 0.3%
iStar Financial, Inc.
7.00%, 6/30/14 (c)	1,100	1,053,646

Total Bank Loans (cost $10,195,603)		9,822,489

EMERGING MARKETS - SOVEREIGNS - 1.2%
Argentina - 0.4%
Argentina Bonos
7.00%, 10/03/15	2,100	1,824,783

Ukraine - 0.2%
Ukraine Government International Bond
6.75%, 11/14/17 (a)	930	789,979

		789,979

Venezuela - 0.6%
Republic of Venezuela
7.00%, 3/31/38 (a)	4,675	2,606,313

Total Emerging Markets - Sovereigns (cost $4,683,802)		5,221,075

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Kazakhstan - 0.6%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
6.25%, 5/20/15 (a)	875	914,375
KazMunayGas National Co.
8.375%, 7/02/13 (a)	400	422,000
9.125%, 7/02/18 (a)	950	1,130,500

		2,466,875

Russia - 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)	955	974,100

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)	750	881,250

	Principal Amount (000)	U.S. $ Value
Venezuela - 0.1%
Petroleos de Venezuela SA
5.25%, 4/12/17	800	502,000

Total Quasi-Sovereigns (cost $4,052,140)		4,824,225

ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Fixed Rate - 0.6%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	737	405,079
Series 2006-15, Class A6
5.826%, 10/25/46	1,434	956,146
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37	1,482	1,039,161

		2,400,386

Home Equity Loans - Floating Rate - 0.3%
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB2, Class A2C
5.623%, 2/25/37 (c)	1,750	852,252
GSAA Home Equity Trust
Series 2006-6, Class AF5
5.465%, 3/25/36 (c)	1,521	675,501

		1,527,753

Total Asset-Backed Securities (cost $4,655,578)		3,928,139

Company	Shares
PREFERRED STOCKS - 0.9%
Financial Institutions - 0.9%
Banking - 0.2%
Citigroup Capital XIII
7.875% (f)	5,000	128,350
Zions Bancorporation
9.50%	27,300	689,052

		817,402

Finance - 0.5%
Ally Financial, Inc.
7.00% (a)	1,687	1,181,849
Ally Financial, Inc.
8.50%	21,000	364,350
Citigroup Capital XII
8.50%	19,000	477,831

		2,024,030

REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a)	624	676,591

		3,518,023

Company	Shares	U.S. $ Value
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	36,525	74,876

Total Preferred Stocks (cost $3,852,892)		3,592,899

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Non-Agency Floating Rate - 0.6%
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.477%, 6/25/37 (c)	721	440,621
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.475%, 7/19/47 (c)	1,062	626,334
Lehman XS Trust
Series 2007-4N, Class 3A2A
0.98%, 3/25/47 (c)	325	172,382
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.718%, 8/25/47 (c)	1,084	543,604
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.978%, 4/25/47 (c)	1,935	841,596

Total Collateralized Mortgage Obligations (cost $3,177,604)		2,624,537

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
California GO
7.60%, 11/01/40	325	389,987
7.95%, 3/01/36	700	783,055
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	605	619,375

Total Local Governments - Municipal Bonds (cost $1,635,758)		1,792,417

	Shares
COMMON STOCKS - 0.4%
Capmark Financial Group, Inc. (h)	23,305	349,575
Fairpoint Communications, Inc. (h)	7,175	34,081
Greektown Superholdings, Inc. (e)(h)(i)	397	25,904
Keystone Automotive Operations, Inc. (e)	61,065	772,604
Neenah Enterprises, Inc. (e)(h)(i)	58,199	334,644
Rock-Tenn Co.	531	30,931
Voyager Learning Exchange (b)(e)(i)	982,000	1

Total Common Stocks (cost $3,231,411)		1,547,740

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.3%
Options on Funds and Investment Trusts - 0.3%
SPDR S+P 500 ETF Trust
Expiration: Dec 2011, Exercise Price: $ 108.00 (j)	312	4,836
SPDR S+P 500 ETF Trust
Expiration: Jan 2012, Exercise Price: $ 113.00 (j)	240	39,360
SPDR S+P 500 ETF Trust
Expiration: Feb 2012, Exercise Price: $ 121.00 (j)	452	217,638
SPDR S+P 500 ETF Trust
Expiration: Jan 2012, Exercise Price: $ 114.00 (j)	283	51,082
SPDR S+P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 118.00 (j)	353	179,677
SPDR S+P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 120.00 (j)	229	131,331
SPDR S+P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 122.00 (j)	346	239,432
SPDR S+P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 124.00 (j)	256	185,216
SPDR S+P 500 ETF Trust
Expiration: Mar 2012, Exercise Price: $ 126.00 (j)	243	197,073

		1,245,645

	Contract Amount (000)
Options on Forward Contracts - 0.0%
CNY/USD
Expiration: Aug 2012, Exercise Price: CNY 7.00 (h)(j)	235,000	85,617

Options Purchased - Puts (cost $1,951,452)		1,331,262

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond 6.375%, 3/29/21 (cost $1,119,923)	1,130	1,039,600

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
Fairpoint Communications, Inc.,
expiring 1/24/18 (e)(h)(i)	12,231	0
Ipayment Holdings, Inc.,
expiring 11/15/18 (h)	272	0
Talon Equity Co.,
expiring 11/15/24 (e)(h)	671	0

Total Warrants (cost $0)		0

SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (k) (cost $18,331,352)	18,331,352	18,331,352

Total Investments - 100.1% (cost $423,595,897) (l)		418,366,125
Other assets less liabilities - (0.1)%		(382,696)

Net Assets - 100.0%		$417,983,429

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co:
Euro settling 12/19/11	1,547	$2,062,398	$2,079,493	$17,095
Euro settling 12/19/11	340	453,732	457,493	3,761
Euro settling 1/31/12	257	347,933	345,718	(2,215)
Sale Contracts
State Street Bank and Trust Co:
Australian Dollar settling 1/06/12	863	830,713	777,288	(53,425)
Canadian Dollar settling 1/05/12	3,918	3,794,578	3,751,415	(43,163)
Euro settling 12/19/11	10,384	14,087,422	14,219,527	132,105
Great British Pound settling 12/19/11	3,296	5,280,335	5,390,691	110,356

				$164,514

PUTS – OPTIONS WRITTEN

CREDIT DEFAULT SWAPTIONS

Description	Counter- party	Buy/Sell Protection	Strike Price	Expiration Date	Notional Amount	Premiums	Market Value
PUT - CDX-NAHYS17V1-5 Year Index	Credit Suisse International	Sell	89%	03/21/2012	$6,250,000	$230,794	$(230,794)
PUT - CDX-NAHYS17V1-5 Year Index	Morgan Stanley Capital Services Inc.	Sell	86	01/18/2012	4,800,000	138,240	(59,527)
PUT - CDX-NAHYS17V1-5 Year Index	Morgan Stanley Capital Services Inc.	Sell	86	11/18/2012	4,120,000	120,510	(51,094)
PUT - CDX-NAHYS17V1-5 Year Index	Morgan Stanley Capital Services Inc.	Sell	84	12/21/2011	4,120,000	107,944	(7,587)
PUT - CDX-NAHYS17V1-5 Year Index	Bank of America, N.A.	Sell	89	02/18/2012	8,350,000	313,125	(245,083)
PUT - CDX-NAHYS17V1-5 Year Index	Barclays Bank PLC	Sell	88	03/21/2012	6,075,000	315,900	(206,188)
PUT - CDX-NAHYS17V1-5 Year Index	Barclays Bank PLC	Sell	91	03/21/2012	4,300,000	219,300	(195,652)
PUT - CDX HY 17 RTP-5 Year Index	JPMorgan Chase Bank, N.A.	Sell	91	03/21/2012	4,300,000	223,600	(195,652)
PUT - CDX-NAHYS17V1-5 Year Index	Bank of America, N.A.	Sell	89	03/21/2012	4,120,000	140,080	(152,702)

							$(1,344,279)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Bolivarian Republic of Venezuela,
9.25% 9/15/27, 6/20/16*	(5.00)%	9.76%	2,800	$397,496	$507,605	$(110,109)
Liz Claiborne, Inc.,
5% 7/8/13, 12/20/13*	(5.00)	4.03	180	(5,202)	2,916	(8,118)
The McClatchy Company,
5.75% 9/1/17, 12/20/13*	(5.00)	12.67	180	21,333	5,467	15,866

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA:
CDX-NAIGS17V1-5Y, 12/20/16*	(1.00)%	1.28%	8,300	$92,686	$158,034	$(65,348)
Fiat SpA, 6.625% 2/15/13, 12/20/16*	(5.00)	10.54	450	78,125	68,215	9,910
MBIA, Inc., 6.625% 10/1/28, 12/20/13*	(5.00)	10.75	370	33,057	31,535	1,522
Goldman Sachs Bank USA:
CDX NAHY-11 5 Yr Index, 12/20/13*	(1.00)	108.49	1,888	1,482,060	851,610	630,450
Morgan Stanley Capital Services Inc.:
CDX-EMS16V1-5 Year Index, 12/20/16*	(5.00)	3.04	9,800	(946,631)	(731,752)	(214,879)
XL Capital LTD 5.25%, 9/15/14, 3/20/12*	(5.00)	0.80	1,260	(29,053)	12,727	(41,780)
Sale Contracts
Bank of America, N.A.:
Boyd Gaming Corp., 6.75% 4/15/14, 3/20/16*	5.00	12.22	860	(168,286)	(49,483)	(118,803)
CDX-NAHYS17V1-5Y, 12/20/16*	5.00	7.29	4,158	(314,449)	(411,850)	97,401
Barclays Bank PLC:
Alcatel-Lucent USA Inc., 6.5% 1/15/28, 6/20/16*	5.00	12.40	1,100	(227,285)	54,679	(281,964)
Amkor Technology, Inc., 9.25% 6/1/16, 6/20/16*	5.00	6.29	800	(29,130)	27,060	(56,190)
CDX NAIG-15 5 Yr Index, 12/20/15*	1.00	6.71	500	(102,660)	(60,025)	(42,635)
Community Health Systems, Inc., 8.875% 7/15/15, 6/20/16*	5.00	7.71	800	(66,070)	(22,817)	(43,253)
Freescale Semiconductor, Inc., 8.875% 12/15/14, 6/20/16*	5.00	9.67	1,850	(258,031)	(46,160)	(211,871)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NXP BV/NXP Funding LLC, 8.625% 10/15/15, 3/20/16*	5.00%	8.28%	550	$(52,646)	$27,894	$(80,540)
Rite Aid Corporation, 7.7% 2/15/27, 3/20/12*	5.00%	5.69%	1,000	8,043	4,779	3,264
Univision Communications Inc. 8.5%, 5/15/21, 6/20/16*	5.00	7.52	550	(42,176)	(15,442)	(26,734)
Credit Suisse First Boston:
CDX NAHY Series 15 5 Yr Index, 12/20/15*	5.00	10.95	2,500	(543,438)	(221,277)	(322,161)
CDX NAHY Series 15 5 Yr Index, 12/20/15*	5.00	10.95	2,800	(608,650)	(245,901)	(362,749)
MGM Resorts International, 7.625% 1/15/17, 6/20/13*	5.00	5.35	800	4,034	14,211	(10,177)
Wind Acquisition Finance S.A., 11% 12/1/15, 6/20/16*	5.00	13.02	1,320	(290,554)	54,335	(344,889)
Credit Suisse International:
Ford Motor Company 6.5%, 8/01/18, 6/20/16*	5.00	4.11	1,100	49,111	92,298	(43,187)
MGM Resorts International, 5.875% 2/27/14, 3/20/16*	5.00	8.32	1,700	(164,971)	(46,842)	(118,129)
Goldman Sachs Bank USA:
CDX NAHY-15 3 Yr Index, 12/20/13*	5.00	30.93	5,400	(2,168,438)	(990,134)	(1,178,304)
CDX NAIG-15 5 Yr Index, 12/20/15*	1.00	6.71	900	(184,789)	(109,459)	(75,330)
Mediacom LLC, 9.125% 8/15/19, 3/20/16*	5.00	5.02	1,070	10,180	(38,869)	49,049
Tenet Healthcare Corp., 6.875% 11/15/31, 9/20/16*	5.00	7.02	1,050	(66,713)	(28,869)	(37,844)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.:
AK Steel Holding Corporation, 7.625% 5/15/20, 3/20/16*	5.00%	8.93%	550	$(62,786)	$7,634	$(70,420)
Boyd Gaming Corporation, 6.75% 4/15/14, 6/20/13*	5.00	8.92	550	(24,578)	8,793	(33,371)
CDX-NAHYS17V1-5Y, 12/20/16*	5.00	7.29	5,643	(426,752)	(638,026)	211,274

						$(2,880,049)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate market value of these securities amounted to $119,747,875 or 28.6% of net assets.
(b)	Security is in default and is non-income producing.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2011.
(d)	Pay-In-Kind Payments (PIK).
(e)	Illiquid security.
(f)	Variable rate coupon, rate shown as of November 30, 2011.
(g)	Position, or a portion thereof, has been segregated to collateralize credit default swaps. The aggregate market value of these securities amounted to $3,038,590.
(h)	Non-income producing security.
(i)	Fair valued.
(j)	One contract relates to 100 shares.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,540,600 and gross unrealized depreciation of investments was $(26,770,378), resulting in net unrealized depreciation of $(5,229,778).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
STIBOR	-	Stockholm Interbank Offered Rate

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$293,828,278		$56,685^		$293,884,963
Corporates - Investment Grades		– 0	–	31,574,905		118,606		31,693,511
Commercial Mortgage-Backed Securities		– 0	–	6,600,662		8,350,599		14,951,261
Governments - Treasuries		– 0	–	13,355,229		– 0	–	13,355,229
Emerging Markets - Corporate Bonds		– 0	–	10,425,426		– 0	–	10,425,426
Bank Loans		– 0	–	– 0	–	9,822,489		9,822,489
Emerging Markets - Sovereigns		– 0	–	5,221,075		– 0	–	5,221,075
Quasi-Sovereigns		– 0	–	4,824,225		– 0	–	4,824,225
Asset-Backed Securities		– 0	–	– 0	–	3,928,139		3,928,139
Preferred Stocks		1,734,459		1,858,440		– 0 –		3,592,899
Collateralized Mortgage Obligations		– 0	–	– 0	–	2,624,537		2,624,537
Local Governments - Municipal Bonds		– 0	–	1,792,417		– 0 –		1,792,417
Common Stocks		414,587		– 0	–	1,133,153		1,547,740
Options Purchased - Puts		– 0	–	1,245,645		85,617		1,331,262
Governments - Sovereign Bonds		– 0	–	1,039,600		– 0	–	1,039,600
Warrants		– 0	–	– 0	–	– 0	–^	– 0	–
Short-Term Investments		18,331,352		– 0	–	– 0	–	18,331,352

Total Investments in Securities		20,480,398		371,765,902+		26,119,825		418,366,125
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	263,317		– 0	–	263,317
Credit Default Swap Contracts				388,286		630,450		1,018,736
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(98,803)		– 0	–	(98,803)
Credit Default Swaptions Written		– 0	–	– 0	–	(1,344,279)		(1,344,279)
Credit Default Swap Contracts		– 0	–	(2,239,767)		(1,659,018)		(3,898,785)
Unfunded Loan Commitments		– 0	–	– 0	–	(178,500)		(178,500)

Total		$20,480,398		$370,078,935		$23,568,478		$414,127,811

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non- Investment Grades*		Corporates - Investment Grades		Commercial Mortgage-Backed Securities
Balance as of 8/31/11	$ – 0	–	$ – 0	–	$8,359,213
Accrued discounts/(premiums)	– 0	–	– 0	–	32,290
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(361)		– 0	–	(40,904)
Purchases	177,909		118,606		– 0	–
Sales	(121,224)		– 0	–	– 0	–
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	361		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/11	$56,685		$118,606		$8,350,599

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(361)		$ – 0	–	$(40,904)

	Bank Loans		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/11	$10,343,363		$4,150,561		$3,199,181
Accrued discounts/(premiums)	41,840		21,923		15,283
Realized gain (loss)	24,768		19,300		(16,003)
Change in unrealized appreciation/depreciation	673		(203,120)		(308,942)
Purchases	5,733,691		– 0	–	– 0	–
Sales	(6,321,846)		(60,525)		(264,982)
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/11	$9,822,489		$3,928,139		$2,624,537

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11	$(202,882)		$(203,120)		$(308,942)

	Common Stocks		Options Purchased - Puts		Option Purchased - Call
Balance as of 8/31/11	$1,177,497		$70,508		$42,334
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	(88,740)		(234,050)
Change in unrealized appreciation/depreciation	(44,344)		103,849		191,716
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	– 0	–

Settlements		– 0	–	– 0	–		– 0	–
Transfers in to Level 3		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 11/30/11		$1,133,153		$85,617		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11		$(44,344)		$39,119		$	– 0	–

	Warrants*			Credit Default Swaptions Written		Credit Default Swap Contract
Balance as of 8/31/11		– 0	–	$(23,659)			$409,234
Accrued discounts/(premiums)		– 0	–	– 0	–		– 0	–
Realized gain (loss)		– 0	–	220,100			807,631
Change in unrealized appreciation/depreciation		– 0	–	268,773			(763,638)
Purchases		– 0	–	– 0	–		– 0	–
Sales		– 0	–	(1,809,493)			(697,000)
Settlements		– 0	–	– 0	–		(110,631)
Transfers in to Level 3		– 0	–	– 0	–		(674,164)
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 11/30/11	$	– 0	–	$(1,344,279)			$(1,028,568)

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/11	$	– 0	–	$(465,214)			$(354,404)

	Unfunded loan Commitments			Total
Balance as of 8/31/11		$(141,844)		$27,586,388
Accrued discounts/(premiums)		– 0	–	111,336
Realized gain (loss)		– 0	–	733,006
Change in unrealized appreciation/depreciation		(36,656)		(832,954)
Purchases		– 0	–	6,030,206
Sales		– 0	–	(9,275,070)
Settlements		– 0	–	(110,631)
Transfers in to Level 3		– 0	–	(673,803)
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 11/30/11		$(178,500)		$23,568,478

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/11		$(36,656)		$687,280

*	The Portfolio held securities with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	January 24, 2012